Shareholder Report			12 Months Ended
		May 01, 2025	Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			ALLSPRING FUNDS TRUST
Entity Central Index Key			0001081400
Entity Investment Company Type			N-1A
Document Period End Date			Apr. 30, 2026
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000089555
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Administrator Class
Trading Symbol			EAIFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$75	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 75
Expense Ratio, Percent	[1]		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While the focus shifted, U.S. economic growth remained above trend, supported by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. We reduced overweight exposures to core bonds, large-cap core and international equities in November, and used the proceeds to fund a new, diversified high-yield income strategy. Security selection added to performance in our inflation-protected, large-cap core, and developed international equity strategies. Underperformance from active large-cap growth and large-cap value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Asset Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,977	$10,009	$10,003	$10,179
6/30/2016	$10,008	$10,033	$10,182	$10,200
7/31/2016	$10,241	$10,336	$10,247	$10,605
8/31/2016	$10,296	$10,354	$10,235	$10,632
9/30/2016	$10,366	$10,393	$10,229	$10,648
10/31/2016	$10,273	$10,251	$10,151	$10,418
11/30/2016	$10,156	$10,217	$9,911	$10,884
12/31/2016	$10,264	$10,365	$9,925	$11,097
1/31/2017	$10,462	$10,557	$9,944	$11,305
2/28/2017	$10,652	$10,774	$10,011	$11,726
3/31/2017	$10,787	$10,858	$10,006	$11,734
4/30/2017	$10,914	$10,997	$10,083	$11,858
5/31/2017	$11,080	$11,184	$10,160	$11,980
6/30/2017	$11,104	$11,213	$10,150	$12,088
7/31/2017	$11,270	$11,434	$10,194	$12,316
8/31/2017	$11,381	$11,498	$10,285	$12,339
9/30/2017	$11,436	$11,624	$10,236	$12,640
10/31/2017	$11,650	$11,783	$10,242	$12,916
11/30/2017	$11,674	$11,926	$10,229	$13,308
12/31/2017	$11,802	$12,070	$10,276	$13,441
1/31/2018	$12,221	$12,464	$10,158	$14,150
2/28/2018	$11,858	$12,082	$10,061	$13,628
3/31/2018	$11,769	$11,941	$10,126	$13,355
4/30/2018	$11,689	$11,984	$10,051	$13,406
5/31/2018	$11,632	$12,024	$10,122	$13,784
6/30/2018	$11,439	$11,980	$10,110	$13,874
7/31/2018	$11,697	$12,217	$10,112	$14,335
8/31/2018	$11,850	$12,386	$10,177	$14,838
9/30/2018	$11,850	$12,379	$10,112	$14,863
10/31/2018	$11,197	$11,733	$10,032	$13,768
11/30/2018	$11,318	$11,886	$10,092	$14,044
12/31/2018	$10,685	$11,357	$10,277	$12,737
1/31/2019	$11,358	$12,009	$10,386	$13,830
2/28/2019	$11,559	$12,244	$10,380	$14,316
3/31/2019	$11,682	$12,421	$10,580	$14,526
4/30/2019	$11,944	$12,711	$10,582	$15,106
5/31/2019	$11,577	$12,283	$10,770	$14,128
6/30/2019	$12,101	$12,874	$10,906	$15,120
7/31/2019	$12,110	$12,939	$10,930	$15,345
8/31/2019	$12,049	$12,857	$11,213	$15,032
9/30/2019	$12,171	$13,001	$11,153	$15,296
10/31/2019	$12,364	$13,231	$11,187	$15,625
11/30/2019	$12,591	$13,479	$11,181	$16,219
12/31/2019	$12,828	$13,767	$11,173	$16,688
1/31/2020	$12,828	$13,779	$11,388	$16,669
2/29/2020	$12,250	$13,141	$11,593	$15,305
3/31/2020	$10,908	$11,920	$11,525	$13,200
4/30/2020	$11,815	$12,885	$11,730	$14,948
5/31/2020	$12,224	$13,300	$11,784	$15,748
6/30/2020	$12,490	$13,587	$11,859	$16,108
7/31/2020	$12,970	$14,126	$12,036	$17,022
8/31/2020	$13,548	$14,668	$11,939	$18,255
9/30/2020	$13,201	$14,352	$11,932	$17,591
10/31/2020	$13,050	$14,129	$11,879	$17,211
11/30/2020	$14,206	$15,331	$11,995	$19,305
12/31/2020	$14,708	$15,814	$12,012	$20,173
1/31/2021	$14,643	$15,750	$11,926	$20,084
2/28/2021	$15,050	$15,954	$11,753	$20,711
3/31/2021	$15,319	$16,182	$11,607	$21,454
4/30/2021	$15,790	$16,698	$11,698	$22,560
5/31/2021	$15,966	$16,855	$11,737	$22,663
6/30/2021	$16,077	$17,062	$11,819	$23,222
7/31/2021	$16,188	$17,203	$11,951	$23,614
8/31/2021	$16,456	$17,477	$11,929	$24,288
9/30/2021	$15,985	$16,959	$11,825	$23,198
10/31/2021	$16,540	$17,555	$11,822	$24,767
11/30/2021	$16,244	$17,295	$11,857	$24,390
12/31/2021	$16,714	$17,729	$11,827	$25,350
1/31/2022	$16,021	$16,995	$11,572	$23,859
2/28/2022	$15,765	$16,669	$11,443	$23,258
3/31/2022	$15,647	$16,755	$11,125	$24,012
4/30/2022	$14,656	$15,646	$10,703	$21,857
5/31/2022	$14,816	$15,694	$10,772	$21,828
6/30/2022	$13,930	$14,747	$10,603	$20,002
7/31/2022	$14,805	$15,597	$10,862	$21,878
8/31/2022	$14,293	$15,080	$10,555	$21,062
9/30/2022	$13,216	$13,921	$10,099	$19,109
10/31/2022	$13,802	$14,455	$9,968	$20,676
11/30/2022	$14,656	$15,322	$10,335	$21,755
12/31/2022	$14,211	$14,871	$10,288	$20,481
1/31/2023	$14,974	$15,733	$10,604	$21,892
2/28/2023	$14,496	$15,315	$10,330	$21,380
3/31/2023	$14,803	$15,710	$10,593	$21,952
4/30/2023	$14,905	$15,874	$10,657	$22,186
5/31/2023	$14,757	$15,726	$10,541	$22,272
6/30/2023	$15,338	$16,330	$10,503	$23,793
7/31/2023	$15,702	$16,723	$10,496	$24,646
8/31/2023	$15,417	$16,389	$10,429	$24,170
9/30/2023	$14,860	$15,788	$10,164	$23,019
10/31/2023	$14,427	$15,382	$10,003	$22,408
11/30/2023	$15,474	$16,549	$10,456	$24,498
12/31/2023	$16,271	$17,332	$10,857	$25,797
1/31/2024	$16,259	$17,367	$10,827	$26,083
2/29/2024	$16,714	$17,792	$10,674	$27,495
3/31/2024	$17,204	$18,219	$10,773	$28,382
4/30/2024	$16,589	$17,632	$10,500	$27,133
5/31/2024	$17,204	$18,214	$10,678	$28,415
6/30/2024	$17,477	$18,524	$10,780	$29,295
7/31/2024	$17,738	$18,916	$11,031	$29,839
8/31/2024	$18,125	$19,305	$11,190	$30,489
9/30/2024	$18,410	$19,679	$11,340	$31,120
10/31/2024	$17,943	$19,250	$11,058	$30,891
11/30/2024	$18,626	$19,862	$11,175	$32,946
12/31/2024	$18,025	$19,398	$10,992	$31,939
1/31/2025	$18,418	$19,866	$11,051	$32,947
2/28/2025	$18,517	$19,903	$11,294	$32,316
3/31/2025	$18,074	$19,374	$11,298	$30,431
4/30/2025	$18,185	$19,482	$11,343	$30,227
5/31/2025	$18,676	$20,168	$11,261	$32,143
6/30/2025	$19,266	$20,874	$11,435	$33,776
7/31/2025	$19,340	$21,050	$11,404	$34,520
8/31/2025	$19,795	$21,503	$11,541	$35,318
9/30/2025	$20,360	$22,074	$11,667	$36,537
10/31/2025	$20,667	$22,425	$11,740	$37,320
11/30/2025	$20,728	$22,500	$11,813	$37,423
12/31/2025	$20,802	$22,621	$11,795	$37,415
1/31/2026	$21,489	$23,058	$11,808	$37,996
2/28/2026	$22,281	$23,372	$12,001	$37,815
3/31/2026	$21,178	$22,201	$11,789	$35,935
4/30/2026	$22,138	$23,657	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	21.74	6.99	8.27
Asset Allocation Blended IndexFootnote Reference*	21.43	7.22	8.99
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 1,542,556,899
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 4,042,967
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,542,556,899
# of portfolio holdings	31
Portfolio turnover rate	64%
Total advisory fees paid	$4,042,967

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	35.2
U.S. equities	38.4
International stocks	26.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined U.S. Core Fund Class R6	10.8
Allspring Disciplined International Developed Markets Portfolio	10.5
Allspring Special Large Value ETF	9.8
Allspring Diversified Income Builder Fund Class R6	9.7
Allspring Core Plus ETF	8.8
Allspring LT Large Growth ETF	6.8
iShares Core S&P 500 ETF	6.8
Allspring Real Return Portfolio	6.6
Allspring Broad Market Core Bond ETF	5.6
Allspring Emerging Markets Equity Advantage Fund Class R6	3.6

Material Fund Change [Text Block]
C000089552
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Class A
Trading Symbol			EAAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$93	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 93
Expense Ratio, Percent	[2]		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While the focus shifted, U.S. economic growth remained above trend, supported by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. We reduced overweight exposures to core bonds, large-cap core and international equities in November, and used the proceeds to fund a new, diversified high-yield income strategy. Security selection added to performance in our inflation-protected, large-cap core, and developed international equity strategies. Underperformance from active large-cap growth and large-cap value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Asset Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$9,422	$10,000	$10,000	$10,000
5/31/2016	$9,400	$10,009	$10,003	$10,179
6/30/2016	$9,422	$10,033	$10,182	$10,200
7/31/2016	$9,637	$10,336	$10,247	$10,605
8/31/2016	$9,689	$10,354	$10,235	$10,632
9/30/2016	$9,755	$10,393	$10,229	$10,648
10/31/2016	$9,666	$10,251	$10,151	$10,418
11/30/2016	$9,555	$10,217	$9,911	$10,884
12/31/2016	$9,654	$10,365	$9,925	$11,097
1/31/2017	$9,842	$10,557	$9,944	$11,305
2/28/2017	$10,015	$10,774	$10,011	$11,726
3/31/2017	$10,143	$10,858	$10,006	$11,734
4/30/2017	$10,256	$10,997	$10,083	$11,858
5/31/2017	$10,414	$11,184	$10,160	$11,980
6/30/2017	$10,437	$11,213	$10,150	$12,088
7/31/2017	$10,595	$11,434	$10,194	$12,316
8/31/2017	$10,701	$11,498	$10,285	$12,339
9/30/2017	$10,738	$11,624	$10,236	$12,640
10/31/2017	$10,949	$11,783	$10,242	$12,916
11/30/2017	$10,972	$11,926	$10,229	$13,308
12/31/2017	$11,083	$12,070	$10,276	$13,441
1/31/2018	$11,473	$12,464	$10,158	$14,150
2/28/2018	$11,136	$12,082	$10,061	$13,628
3/31/2018	$11,052	$11,941	$10,126	$13,355
4/30/2018	$10,976	$11,984	$10,051	$13,406
5/31/2018	$10,914	$12,024	$10,122	$13,784
6/30/2018	$10,731	$11,980	$10,110	$13,874
7/31/2018	$10,968	$12,217	$10,112	$14,335
8/31/2018	$11,114	$12,386	$10,177	$14,838
9/30/2018	$11,114	$12,379	$10,112	$14,863
10/31/2018	$10,493	$11,733	$10,032	$13,768
11/30/2018	$10,616	$11,886	$10,092	$14,044
12/31/2018	$10,021	$11,357	$10,277	$12,737
1/31/2019	$10,643	$12,009	$10,386	$13,830
2/28/2019	$10,834	$12,244	$10,380	$14,316
3/31/2019	$10,942	$12,421	$10,580	$14,526
4/30/2019	$11,191	$12,711	$10,582	$15,106
5/31/2019	$10,851	$12,283	$10,770	$14,128
6/30/2019	$11,332	$12,874	$10,906	$15,120
7/31/2019	$11,340	$12,939	$10,930	$15,345
8/31/2019	$11,282	$12,857	$11,213	$15,032
9/30/2019	$11,398	$13,001	$11,153	$15,296
10/31/2019	$11,572	$13,231	$11,187	$15,625
11/30/2019	$11,788	$13,479	$11,181	$16,219
12/31/2019	$12,002	$13,767	$11,173	$16,688
1/31/2020	$12,002	$13,779	$11,388	$16,669
2/29/2020	$11,454	$13,141	$11,593	$15,305
3/31/2020	$10,199	$11,920	$11,525	$13,200
4/30/2020	$11,050	$12,885	$11,730	$14,948
5/31/2020	$11,429	$13,300	$11,784	$15,748
6/30/2020	$11,682	$13,587	$11,859	$16,108
7/31/2020	$12,120	$14,126	$12,036	$17,022
8/31/2020	$12,558	$14,668	$11,939	$18,255
9/30/2020	$12,238	$14,352	$11,932	$17,591
10/31/2020	$12,094	$14,129	$11,879	$17,211
11/30/2020	$13,164	$15,331	$11,995	$19,305
12/31/2020	$13,631	$15,814	$12,012	$20,173
1/31/2021	$13,570	$15,750	$11,926	$20,084
2/28/2021	$13,946	$15,954	$11,753	$20,711
3/31/2021	$14,191	$16,182	$11,607	$21,454
4/30/2021	$14,629	$16,698	$11,698	$22,560
5/31/2021	$14,795	$16,855	$11,737	$22,663
6/30/2021	$14,891	$17,062	$11,819	$23,222
7/31/2021	$14,996	$17,203	$11,951	$23,614
8/31/2021	$15,241	$17,477	$11,929	$24,288
9/30/2021	$14,804	$16,959	$11,825	$23,198
10/31/2021	$15,311	$17,555	$11,822	$24,767
11/30/2021	$15,040	$17,295	$11,857	$24,390
12/31/2021	$15,466	$17,729	$11,827	$25,350
1/31/2022	$14,829	$16,995	$11,572	$23,859
2/28/2022	$14,587	$16,669	$11,443	$23,258
3/31/2022	$14,476	$16,755	$11,125	$24,012
4/30/2022	$13,556	$15,646	$10,703	$21,857
5/31/2022	$13,698	$15,694	$10,772	$21,828
6/30/2022	$12,890	$14,747	$10,603	$20,002
7/31/2022	$13,546	$15,597	$10,862	$21,878
8/31/2022	$13,082	$15,080	$10,555	$21,062
9/30/2022	$12,092	$13,921	$10,099	$19,109
10/31/2022	$12,627	$14,455	$9,968	$20,676
11/30/2022	$13,405	$15,322	$10,335	$21,755
12/31/2022	$12,993	$14,871	$10,288	$20,481
1/31/2023	$13,692	$15,733	$10,604	$21,892
2/28/2023	$13,251	$15,315	$10,330	$21,380
3/31/2023	$13,530	$15,710	$10,593	$21,952
4/30/2023	$13,627	$15,874	$10,657	$22,186
5/31/2023	$13,487	$15,726	$10,541	$22,272
6/30/2023	$14,014	$16,330	$10,503	$23,793
7/31/2023	$14,337	$16,723	$10,496	$24,646
8/31/2023	$14,079	$16,389	$10,429	$24,170
9/30/2023	$13,573	$15,788	$10,164	$23,019
10/31/2023	$13,175	$15,382	$10,003	$22,408
11/30/2023	$14,133	$16,549	$10,456	$24,498
12/31/2023	$14,853	$17,332	$10,857	$25,797
1/31/2024	$14,842	$17,367	$10,827	$26,083
2/29/2024	$15,262	$17,792	$10,674	$27,495
3/31/2024	$15,703	$18,219	$10,773	$28,382
4/30/2024	$15,133	$17,632	$10,500	$27,133
5/31/2024	$15,692	$18,214	$10,678	$28,415
6/30/2024	$15,950	$18,524	$10,780	$29,295
7/31/2024	$16,187	$18,916	$11,031	$29,839
8/31/2024	$16,531	$19,305	$11,190	$30,489
9/30/2024	$16,789	$19,679	$11,340	$31,120
10/31/2024	$16,359	$19,250	$11,058	$30,891
11/30/2024	$16,983	$19,862	$11,175	$32,946
12/31/2024	$16,436	$19,398	$10,992	$31,939
1/31/2025	$16,786	$19,866	$11,051	$32,947
2/28/2025	$16,879	$19,903	$11,294	$32,316
3/31/2025	$16,471	$19,374	$11,298	$30,431
4/30/2025	$16,565	$19,482	$11,343	$30,227
5/31/2025	$17,007	$20,168	$11,261	$32,143
6/30/2025	$17,542	$20,874	$11,435	$33,776
7/31/2025	$17,601	$21,050	$11,404	$34,520
8/31/2025	$18,020	$21,503	$11,541	$35,318
9/30/2025	$18,532	$22,074	$11,667	$36,537
10/31/2025	$18,811	$22,425	$11,740	$37,320
11/30/2025	$18,858	$22,500	$11,813	$37,423
12/31/2025	$18,926	$22,621	$11,795	$37,415
1/31/2026	$19,542	$23,058	$11,808	$37,996
2/28/2026	$20,268	$23,372	$12,001	$37,815
3/31/2026	$19,258	$22,201	$11,789	$35,935
4/30/2026	$20,133	$23,657	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	21.54	6.60	7.89
Class A with Load	14.54	5.34	7.25
Asset Allocation Blended IndexFootnote Reference*	21.43	7.22	8.99
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 1,542,556,899
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 4,042,967
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,542,556,899
# of portfolio holdings	31
Portfolio turnover rate	64%
Total advisory fees paid	$4,042,967

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	35.2
U.S. equities	38.4
International stocks	26.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined U.S. Core Fund Class R6	10.8
Allspring Disciplined International Developed Markets Portfolio	10.5
Allspring Special Large Value ETF	9.8
Allspring Diversified Income Builder Fund Class R6	9.7
Allspring Core Plus ETF	8.8
Allspring LT Large Growth ETF	6.8
iShares Core S&P 500 ETF	6.8
Allspring Real Return Portfolio	6.6
Allspring Broad Market Core Bond ETF	5.6
Allspring Emerging Markets Equity Advantage Fund Class R6	3.6

Material Fund Change [Text Block]
C000089554
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Class C
Trading Symbol			EACFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$175	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 175
Expense Ratio, Percent	[3]		1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While the focus shifted, U.S. economic growth remained above trend, supported by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. We reduced overweight exposures to core bonds, large-cap core and international equities in November, and used the proceeds to fund a new, diversified high-yield income strategy. Security selection added to performance in our inflation-protected, large-cap core, and developed international equity strategies. Underperformance from active large-cap growth and large-cap value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Asset Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,967	$10,009	$10,003	$10,179
6/30/2016	$9,984	$10,033	$10,182	$10,200
7/31/2016	$10,212	$10,336	$10,247	$10,605
8/31/2016	$10,252	$10,354	$10,235	$10,632
9/30/2016	$10,318	$10,393	$10,229	$10,648
10/31/2016	$10,220	$10,251	$10,151	$10,418
11/30/2016	$10,098	$10,217	$9,911	$10,884
12/31/2016	$10,200	$10,365	$9,925	$11,097
1/31/2017	$10,381	$10,557	$9,944	$11,305
2/28/2017	$10,570	$10,774	$10,011	$11,726
3/31/2017	$10,693	$10,858	$10,006	$11,734
4/30/2017	$10,808	$10,997	$10,083	$11,858
5/31/2017	$10,964	$11,184	$10,160	$11,980
6/30/2017	$10,980	$11,213	$10,150	$12,088
7/31/2017	$11,136	$11,434	$10,194	$12,316
8/31/2017	$11,243	$11,498	$10,285	$12,339
9/30/2017	$11,284	$11,624	$10,236	$12,640
10/31/2017	$11,489	$11,783	$10,242	$12,916
11/30/2017	$11,505	$11,926	$10,229	$13,308
12/31/2017	$11,615	$12,070	$10,276	$13,441
1/31/2018	$12,020	$12,464	$10,158	$14,150
2/28/2018	$11,656	$12,082	$10,061	$13,628
3/31/2018	$11,565	$11,941	$10,126	$13,355
4/30/2018	$11,474	$11,984	$10,051	$13,406
5/31/2018	$11,399	$12,024	$10,122	$13,784
6/30/2018	$11,209	$11,980	$10,110	$13,874
7/31/2018	$11,449	$12,217	$10,112	$14,335
8/31/2018	$11,590	$12,386	$10,177	$14,838
9/30/2018	$11,581	$12,379	$10,112	$14,863
10/31/2018	$10,936	$11,733	$10,032	$13,768
11/30/2018	$11,052	$11,886	$10,092	$14,044
12/31/2018	$10,424	$11,357	$10,277	$12,737
1/31/2019	$11,068	$12,009	$10,386	$13,830
2/28/2019	$11,255	$12,244	$10,380	$14,316
3/31/2019	$11,363	$12,421	$10,580	$14,526
4/30/2019	$11,613	$12,711	$10,582	$15,106
5/31/2019	$11,246	$12,283	$10,770	$14,128
6/30/2019	$11,747	$12,874	$10,906	$15,120
7/31/2019	$11,747	$12,939	$10,930	$15,345
8/31/2019	$11,676	$12,857	$11,213	$15,032
9/30/2019	$11,792	$13,001	$11,153	$15,296
10/31/2019	$11,971	$13,231	$11,187	$15,625
11/30/2019	$12,176	$13,479	$11,181	$16,219
12/31/2019	$12,392	$13,767	$11,173	$16,688
1/31/2020	$12,382	$13,779	$11,388	$16,669
2/29/2020	$11,813	$13,141	$11,593	$15,305
3/31/2020	$10,510	$11,920	$11,525	$13,200
4/30/2020	$11,379	$12,885	$11,730	$14,948
5/31/2020	$11,767	$13,300	$11,784	$15,748
6/30/2020	$12,021	$13,587	$11,859	$16,108
7/31/2020	$12,473	$14,126	$12,036	$17,022
8/31/2020	$12,998	$14,668	$11,939	$18,255
9/30/2020	$12,672	$14,352	$11,932	$17,591
10/31/2020	$12,536	$14,129	$11,879	$17,211
11/30/2020	$13,676	$15,331	$11,995	$19,305
12/31/2020	$14,049	$15,814	$12,012	$20,173
1/31/2021	$13,985	$15,750	$11,926	$20,084
2/28/2021	$14,360	$15,954	$11,753	$20,711
3/31/2021	$14,608	$16,182	$11,607	$21,454
4/30/2021	$15,047	$16,698	$11,698	$22,560
5/31/2021	$15,202	$16,855	$11,737	$22,663
6/30/2021	$15,294	$17,062	$11,819	$23,222
7/31/2021	$15,395	$17,203	$11,951	$23,614
8/31/2021	$15,633	$17,477	$11,929	$24,288
9/30/2021	$15,175	$16,959	$11,825	$23,198
10/31/2021	$15,688	$17,555	$11,822	$24,767
11/30/2021	$15,395	$17,295	$11,857	$24,390
12/31/2021	$15,828	$17,729	$11,827	$25,350
1/31/2022	$15,157	$16,995	$11,572	$23,859
2/28/2022	$14,906	$16,669	$11,443	$23,258
3/31/2022	$14,780	$16,755	$11,125	$24,012
4/30/2022	$13,837	$15,646	$10,703	$21,857
5/31/2022	$13,974	$15,694	$10,772	$21,828
6/30/2022	$13,136	$14,747	$10,603	$20,002
7/31/2022	$13,806	$15,597	$10,862	$21,878
8/31/2022	$13,314	$15,080	$10,555	$21,062
9/30/2022	$12,308	$13,921	$10,099	$19,109
10/31/2022	$12,842	$14,455	$9,968	$20,676
11/30/2022	$13,628	$15,322	$10,335	$21,755
12/31/2022	$13,204	$14,871	$10,288	$20,481
1/31/2023	$13,894	$15,733	$10,604	$21,892
2/28/2023	$13,441	$15,315	$10,330	$21,380
3/31/2023	$13,711	$15,710	$10,593	$21,952
4/30/2023	$13,808	$15,874	$10,657	$22,186
5/31/2023	$13,646	$15,726	$10,541	$22,272
6/30/2023	$14,174	$16,330	$10,503	$23,793
7/31/2023	$14,498	$16,723	$10,496	$24,646
8/31/2023	$14,228	$16,389	$10,429	$24,170
9/30/2023	$13,700	$15,788	$10,164	$23,019
10/31/2023	$13,301	$15,382	$10,003	$22,408
11/30/2023	$14,250	$16,549	$10,456	$24,498
12/31/2023	$14,972	$17,332	$10,857	$25,797
1/31/2024	$14,961	$17,367	$10,827	$26,083
2/29/2024	$15,360	$17,792	$10,674	$27,495
3/31/2024	$15,802	$18,219	$10,773	$28,382
4/30/2024	$15,220	$17,632	$10,500	$27,133
5/31/2024	$15,782	$18,214	$10,678	$28,415
6/30/2024	$16,042	$18,524	$10,780	$29,295
7/31/2024	$16,280	$18,916	$11,031	$29,839
8/31/2024	$16,626	$19,305	$11,190	$30,489
9/30/2024	$16,886	$19,679	$11,340	$31,120
10/31/2024	$16,453	$19,250	$11,058	$30,891
11/30/2024	$17,080	$19,862	$11,175	$32,946
12/31/2024	$16,531	$19,398	$10,992	$31,939
1/31/2025	$16,882	$19,866	$11,051	$32,947
2/28/2025	$16,976	$19,903	$11,294	$32,316
3/31/2025	$16,566	$19,374	$11,298	$30,431
4/30/2025	$16,660	$19,482	$11,343	$30,227
5/31/2025	$17,105	$20,168	$11,261	$32,143
6/30/2025	$17,643	$20,874	$11,435	$33,776
7/31/2025	$17,702	$21,050	$11,404	$34,520
8/31/2025	$18,123	$21,503	$11,541	$35,318
9/30/2025	$18,638	$22,074	$11,667	$36,537
10/31/2025	$18,919	$22,425	$11,740	$37,320
11/30/2025	$18,966	$22,500	$11,813	$37,423
12/31/2025	$19,035	$22,621	$11,795	$37,415
1/31/2026	$19,654	$23,058	$11,808	$37,996
2/28/2026	$20,385	$23,372	$12,001	$37,815
3/31/2026	$19,369	$22,201	$11,789	$35,935
4/30/2026	$20,248	$23,657	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	20.63	5.80	7.31
Class C with Load	19.63	5.80	7.31
Asset Allocation Blended IndexFootnote Reference*	21.43	7.22	8.99
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 1,542,556,899
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 4,042,967
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,542,556,899
# of portfolio holdings	31
Portfolio turnover rate	64%
Total advisory fees paid	$4,042,967

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	35.2
U.S. equities	38.4
International stocks	26.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined U.S. Core Fund Class R6	10.8
Allspring Disciplined International Developed Markets Portfolio	10.5
Allspring Special Large Value ETF	9.8
Allspring Diversified Income Builder Fund Class R6	9.7
Allspring Core Plus ETF	8.8
Allspring LT Large Growth ETF	6.8
iShares Core S&P 500 ETF	6.8
Allspring Real Return Portfolio	6.6
Allspring Broad Market Core Bond ETF	5.6
Allspring Emerging Markets Equity Advantage Fund Class R6	3.6

Material Fund Change [Text Block]
C000123113
Shareholder Report [Line Items]
Fund Name			Asset Allocation Fund
Class Name			Institutional Class
Trading Symbol			EAAIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$58	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 58
Expense Ratio, Percent	[4]		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While the focus shifted, U.S. economic growth remained above trend, supported by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. We reduced overweight exposures to core bonds, large-cap core and international equities in November, and used the proceeds to fund a new, diversified high-yield income strategy. Security selection added to performance in our inflation-protected, large-cap core, and developed international equity strategies. Underperformance from active large-cap growth and large-cap value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Asset Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,976	$10,009	$10,003	$10,179
6/30/2016	$10,008	$10,033	$10,182	$10,200
7/31/2016	$10,243	$10,336	$10,247	$10,605
8/31/2016	$10,298	$10,354	$10,235	$10,632
9/30/2016	$10,369	$10,393	$10,229	$10,648
10/31/2016	$10,283	$10,251	$10,151	$10,418
11/30/2016	$10,165	$10,217	$9,911	$10,884
12/31/2016	$10,277	$10,365	$9,925	$11,097
1/31/2017	$10,477	$10,557	$9,944	$11,305
2/28/2017	$10,669	$10,774	$10,011	$11,726
3/31/2017	$10,805	$10,858	$10,006	$11,734
4/30/2017	$10,934	$10,997	$10,083	$11,858
5/31/2017	$11,102	$11,184	$10,160	$11,980
6/30/2017	$11,126	$11,213	$10,150	$12,088
7/31/2017	$11,302	$11,434	$10,194	$12,316
8/31/2017	$11,414	$11,498	$10,285	$12,339
9/30/2017	$11,462	$11,624	$10,236	$12,640
10/31/2017	$11,686	$11,783	$10,242	$12,916
11/30/2017	$11,710	$11,926	$10,229	$13,308
12/31/2017	$11,841	$12,070	$10,276	$13,441
1/31/2018	$12,258	$12,464	$10,158	$14,150
2/28/2018	$11,898	$12,082	$10,061	$13,628
3/31/2018	$11,816	$11,941	$10,126	$13,355
4/30/2018	$11,735	$11,984	$10,051	$13,406
5/31/2018	$11,677	$12,024	$10,122	$13,784
6/30/2018	$11,481	$11,980	$10,110	$13,874
7/31/2018	$11,743	$12,217	$10,112	$14,335
8/31/2018	$11,898	$12,386	$10,177	$14,838
9/30/2018	$11,906	$12,379	$10,112	$14,863
10/31/2018	$11,244	$11,733	$10,032	$13,768
11/30/2018	$11,375	$11,886	$10,092	$14,044
12/31/2018	$10,735	$11,357	$10,277	$12,737
1/31/2019	$11,419	$12,009	$10,386	$13,830
2/28/2019	$11,624	$12,244	$10,380	$14,316
3/31/2019	$11,739	$12,421	$10,580	$14,526
4/30/2019	$12,015	$12,711	$10,582	$15,106
5/31/2019	$11,641	$12,283	$10,770	$14,128
6/30/2019	$12,166	$12,874	$10,906	$15,120
7/31/2019	$12,183	$12,939	$10,930	$15,345
8/31/2019	$12,121	$12,857	$11,213	$15,032
9/30/2019	$12,246	$13,001	$11,153	$15,296
10/31/2019	$12,441	$13,231	$11,187	$15,625
11/30/2019	$12,672	$13,479	$11,181	$16,219
12/31/2019	$12,906	$13,767	$11,173	$16,688
1/31/2020	$12,906	$13,779	$11,388	$16,669
2/29/2020	$12,327	$13,141	$11,593	$15,305
3/31/2020	$10,979	$11,920	$11,525	$13,200
4/30/2020	$11,893	$12,885	$11,730	$14,948
5/31/2020	$12,318	$13,300	$11,784	$15,748
6/30/2020	$12,581	$13,587	$11,859	$16,108
7/31/2020	$13,060	$14,126	$12,036	$17,022
8/31/2020	$13,540	$14,668	$11,939	$18,255
9/30/2020	$13,205	$14,352	$11,932	$17,591
10/31/2020	$13,051	$14,129	$11,879	$17,211
11/30/2020	$14,210	$15,331	$11,995	$19,305
12/31/2020	$14,711	$15,814	$12,012	$20,173
1/31/2021	$14,645	$15,750	$11,926	$20,084
2/28/2021	$15,060	$15,954	$11,753	$20,711
3/31/2021	$15,334	$16,182	$11,607	$21,454
4/30/2021	$15,805	$16,698	$11,698	$22,560
5/31/2021	$15,985	$16,855	$11,737	$22,663
6/30/2021	$16,098	$17,062	$11,819	$23,222
7/31/2021	$16,211	$17,203	$11,951	$23,614
8/31/2021	$16,475	$17,477	$11,929	$24,288
9/30/2021	$16,013	$16,959	$11,825	$23,198
10/31/2021	$16,569	$17,555	$11,822	$24,767
11/30/2021	$16,277	$17,295	$11,857	$24,390
12/31/2021	$16,749	$17,729	$11,827	$25,350
1/31/2022	$16,061	$16,995	$11,572	$23,859
2/28/2022	$15,799	$16,669	$11,443	$23,258
3/31/2022	$15,679	$16,755	$11,125	$24,012
4/30/2022	$14,686	$15,646	$10,703	$21,857
5/31/2022	$14,849	$15,694	$10,772	$21,828
6/30/2022	$13,976	$14,747	$10,603	$20,002
7/31/2022	$14,697	$15,597	$10,862	$21,878
8/31/2022	$14,194	$15,080	$10,555	$21,062
9/30/2022	$13,124	$13,921	$10,099	$19,109
10/31/2022	$13,714	$14,455	$9,968	$20,676
11/30/2022	$14,555	$15,322	$10,335	$21,755
12/31/2022	$14,121	$14,871	$10,288	$20,481
1/31/2023	$14,880	$15,733	$10,604	$21,892
2/28/2023	$14,402	$15,315	$10,330	$21,380
3/31/2023	$14,705	$15,710	$10,593	$21,952
4/30/2023	$14,810	$15,874	$10,657	$22,186
5/31/2023	$14,670	$15,726	$10,541	$22,272
6/30/2023	$15,254	$16,330	$10,503	$23,793
7/31/2023	$15,604	$16,723	$10,496	$24,646
8/31/2023	$15,324	$16,389	$10,429	$24,170
9/30/2023	$14,775	$15,788	$10,164	$23,019
10/31/2023	$14,355	$15,382	$10,003	$22,408
11/30/2023	$15,394	$16,549	$10,456	$24,498
12/31/2023	$16,187	$17,332	$10,857	$25,797
1/31/2024	$16,187	$17,367	$10,827	$26,083
2/29/2024	$16,642	$17,792	$10,674	$27,495
3/31/2024	$17,121	$18,219	$10,773	$28,382
4/30/2024	$16,514	$17,632	$10,500	$27,133
5/31/2024	$17,121	$18,214	$10,678	$28,415
6/30/2024	$17,401	$18,524	$10,780	$29,295
7/31/2024	$17,669	$18,916	$11,031	$29,839
8/31/2024	$18,054	$19,305	$11,190	$30,489
9/30/2024	$18,335	$19,679	$11,340	$31,120
10/31/2024	$17,879	$19,250	$11,058	$30,891
11/30/2024	$18,556	$19,862	$11,175	$32,946
12/31/2024	$17,972	$19,398	$10,992	$31,939
1/31/2025	$18,352	$19,866	$11,051	$32,947
2/28/2025	$18,466	$19,903	$11,294	$32,316
3/31/2025	$18,023	$19,374	$11,298	$30,431
4/30/2025	$18,124	$19,482	$11,343	$30,227
5/31/2025	$18,631	$20,168	$11,261	$32,143
6/30/2025	$19,214	$20,874	$11,435	$33,776
7/31/2025	$19,290	$21,050	$11,404	$34,520
8/31/2025	$19,746	$21,503	$11,541	$35,318
9/30/2025	$20,315	$22,074	$11,667	$36,537
10/31/2025	$20,619	$22,425	$11,740	$37,320
11/30/2025	$20,683	$22,500	$11,813	$37,423
12/31/2025	$20,771	$22,621	$11,795	$37,415
1/31/2026	$21,443	$23,058	$11,808	$37,996
2/28/2026	$22,249	$23,372	$12,001	$37,815
3/31/2026	$21,147	$22,201	$11,789	$35,935
4/30/2026	$22,101	$23,657	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	21.94	6.94	8.25
Asset Allocation Blended IndexFootnote Reference*	21.43	7.22	8.99
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 1,542,556,899
Holdings Count | Holding			31
Advisory Fees Paid, Amount			$ 4,042,967
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,542,556,899
# of portfolio holdings	31
Portfolio turnover rate	64%
Total advisory fees paid	$4,042,967

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	35.2
U.S. equities	38.4
International stocks	26.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined U.S. Core Fund Class R6	10.8
Allspring Disciplined International Developed Markets Portfolio	10.5
Allspring Special Large Value ETF	9.8
Allspring Diversified Income Builder Fund Class R6	9.7
Allspring Core Plus ETF	8.8
Allspring LT Large Growth ETF	6.8
iShares Core S&P 500 ETF	6.8
Allspring Real Return Portfolio	6.6
Allspring Broad Market Core Bond ETF	5.6
Allspring Emerging Markets Equity Advantage Fund Class R6	3.6

Material Fund Change [Text Block]
C000020336
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Administrator Class
Trading Symbol			MNTRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$66	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 66
Expense Ratio, Percent	[5]		0.65%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The market was shaped by frequent repricing of Federal Reserve expectations and bouts of rate volatility driven by trade headlines, increasing investment in artificial intelligence, and geopolitical conflict. Despite this volatility, interest rates generally remained within a range while demand for credit was resilient and most risk assets performed well.

Our positioning was nimble, as we adjusted credit exposure during tariff- and geopolitically driven volatility. We maintained an overweight to mortgage-backed securities (MBS). Sector positioning was the largest contributor to performance. Security selection within MBS also contributed as elevated interest rate volatility and price dislocations provided opportunities to extract relative value. Our tactical positioning in the credit sector contributed, as did a sector overweight and security selection within asset-backed securities. Security selection within credit was a small detractor, driven primarily by technology holdings. Our underweight to commercial mortgage-backed securities also modestly detracted as the sector performed well.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Bloomberg U.S. Aggregate Bond Index
4/30/2016	$10,000	$10,000
5/31/2016	$9,997	$10,003
6/30/2016	$10,178	$10,182
7/31/2016	$10,244	$10,247
8/31/2016	$10,225	$10,235
9/30/2016	$10,236	$10,229
10/31/2016	$10,154	$10,151
11/30/2016	$9,910	$9,911
12/31/2016	$9,925	$9,925
1/31/2017	$9,946	$9,944
2/28/2017	$10,014	$10,011
3/31/2017	$10,005	$10,006
4/30/2017	$10,083	$10,083
5/31/2017	$10,145	$10,160
6/30/2017	$10,144	$10,150
7/31/2017	$10,191	$10,194
8/31/2017	$10,269	$10,285
9/30/2017	$10,221	$10,236
10/31/2017	$10,219	$10,242
11/30/2017	$10,203	$10,229
12/31/2017	$10,250	$10,276
1/31/2018	$10,131	$10,158
2/28/2018	$10,028	$10,061
3/31/2018	$10,085	$10,126
4/30/2018	$9,998	$10,051
5/31/2018	$10,065	$10,122
6/30/2018	$10,060	$10,110
7/31/2018	$10,056	$10,112
8/31/2018	$10,109	$10,177
9/30/2018	$10,050	$10,112
10/31/2018	$9,967	$10,032
11/30/2018	$10,022	$10,092
12/31/2018	$10,192	$10,277
1/31/2019	$10,288	$10,386
2/28/2019	$10,286	$10,380
3/31/2019	$10,489	$10,580
4/30/2019	$10,487	$10,582
5/31/2019	$10,656	$10,770
6/30/2019	$10,784	$10,906
7/31/2019	$10,813	$10,930
8/31/2019	$11,080	$11,213
9/30/2019	$11,025	$11,153
10/31/2019	$11,043	$11,187
11/30/2019	$11,035	$11,181
12/31/2019	$11,025	$11,173
1/31/2020	$11,242	$11,388
2/29/2020	$11,427	$11,593
3/31/2020	$11,268	$11,525
4/30/2020	$11,529	$11,730
5/31/2020	$11,630	$11,784
6/30/2020	$11,738	$11,859
7/31/2020	$11,929	$12,036
8/31/2020	$11,850	$11,939
9/30/2020	$11,845	$11,932
10/31/2020	$11,798	$11,879
11/30/2020	$11,936	$11,995
12/31/2020	$11,962	$12,012
1/31/2021	$11,874	$11,926
2/28/2021	$11,707	$11,753
3/31/2021	$11,565	$11,607
4/30/2021	$11,655	$11,698
5/31/2021	$11,665	$11,737
6/30/2021	$11,754	$11,819
7/31/2021	$11,879	$11,951
8/31/2021	$11,861	$11,929
9/30/2021	$11,762	$11,825
10/31/2021	$11,743	$11,822
11/30/2021	$11,751	$11,857
12/31/2021	$11,721	$11,827
1/31/2022	$11,467	$11,572
2/28/2022	$11,331	$11,443
3/31/2022	$10,998	$11,125
4/30/2022	$10,576	$10,703
5/31/2022	$10,626	$10,772
6/30/2022	$10,451	$10,603
7/31/2022	$10,686	$10,862
8/31/2022	$10,394	$10,555
9/30/2022	$9,947	$10,099
10/31/2022	$9,812	$9,968
11/30/2022	$10,173	$10,335
12/31/2022	$10,119	$10,288
1/31/2023	$10,467	$10,604
2/28/2023	$10,206	$10,330
3/31/2023	$10,445	$10,593
4/30/2023	$10,501	$10,657
5/31/2023	$10,391	$10,541
6/30/2023	$10,366	$10,503
7/31/2023	$10,351	$10,496
8/31/2023	$10,291	$10,429
9/30/2023	$10,023	$10,164
10/31/2023	$9,860	$10,003
11/30/2023	$10,312	$10,456
12/31/2023	$10,700	$10,857
1/31/2024	$10,688	$10,827
2/29/2024	$10,540	$10,674
3/31/2024	$10,634	$10,773
4/30/2024	$10,371	$10,500
5/31/2024	$10,553	$10,678
6/30/2024	$10,658	$10,780
7/31/2024	$10,900	$11,031
8/31/2024	$11,045	$11,190
9/30/2024	$11,190	$11,340
10/31/2024	$10,912	$11,058
11/30/2024	$11,038	$11,175
12/31/2024	$10,848	$10,992
1/31/2025	$10,905	$11,051
2/28/2025	$11,152	$11,294
3/31/2025	$11,150	$11,298
4/30/2025	$11,188	$11,343
5/31/2025	$11,116	$11,261
6/30/2025	$11,277	$11,435
7/31/2025	$11,255	$11,404
8/31/2025	$11,386	$11,541
9/30/2025	$11,516	$11,667
10/31/2025	$11,586	$11,740
11/30/2025	$11,656	$11,813
12/31/2025	$11,622	$11,795
1/31/2026	$11,650	$11,808
2/28/2026	$11,833	$12,001
3/31/2026	$11,621	$11,789
4/30/2026	$11,627	$11,803

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	3.92	(0.05)	1.52
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 4,588,353,944
Holdings Count | Holding			993
Advisory Fees Paid, Amount	[6]		$ 13,765,868
InvestmentCompanyPortfolioTurnover			363.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$4,588,353,944
# of portfolio holdings	993
Portfolio turnover rate	363%
Total advisory fees paid	$13,765,868Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	37.9
U.S. Treasury securities	25.8
Corporate bonds and notes	23.3
Asset-backed securities	5.8
Yankee corporate bonds and notes	4.7
Non-agency mortgage-backed securities	1.5
Yankee government bonds	0.9
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.88%, 4‑30‑2031	2.5
U.S. Treasury Notes, 3.63%, 8‑31‑2030	2.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
FNMA, 5.50%, 6‑1‑2056	2.0
U.S. Treasury Bonds, 4.63%, 11‑15‑2055	1.8
U.S. Treasury Notes, 3.75%, 4‑30‑2028	1.7
U.S. Treasury Notes, 3.88%, 4‑30‑2030	1.7
FNMA, 5.00%, 5‑1‑2056	1.4
U.S. Treasury Bonds, 3.00%, 2‑15‑2049	1.1
U.S. Treasury Notes, 4.13%, 10‑31‑2027	1.1

Material Fund Change [Text Block]
C000020333
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Class A
Trading Symbol			MBFAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$71	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 71
Expense Ratio, Percent	[7]		0.70%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The market was shaped by frequent repricing of Federal Reserve expectations and bouts of rate volatility driven by trade headlines, increasing investment in artificial intelligence, and geopolitical conflict. Despite this volatility, interest rates generally remained within a range while demand for credit was resilient and most risk assets performed well.

Our positioning was nimble, as we adjusted credit exposure during tariff- and geopolitically driven volatility. We maintained an overweight to mortgage-backed securities (MBS). Sector positioning was the largest contributor to performance. Security selection within MBS also contributed as elevated interest rate volatility and price dislocations provided opportunities to extract relative value. Our tactical positioning in the credit sector contributed, as did a sector overweight and security selection within asset-backed securities. Security selection within credit was a small detractor, driven primarily by technology holdings. Our underweight to commercial mortgage-backed securities also modestly detracted as the sector performed well.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg U.S. Aggregate Bond Index
4/30/2016	$9,548	$10,000
5/31/2016	$9,544	$10,003
6/30/2016	$9,721	$10,182
7/31/2016	$9,782	$10,247
8/31/2016	$9,763	$10,235
9/30/2016	$9,773	$10,229
10/31/2016	$9,696	$10,151
11/30/2016	$9,461	$9,911
12/31/2016	$9,475	$9,925
1/31/2017	$9,494	$9,944
2/28/2017	$9,558	$10,011
3/31/2017	$9,549	$10,006
4/30/2017	$9,621	$10,083
5/31/2017	$9,685	$10,160
6/30/2017	$9,677	$10,150
7/31/2017	$9,720	$10,194
8/31/2017	$9,800	$10,285
9/30/2017	$9,755	$10,236
10/31/2017	$9,753	$10,242
11/30/2017	$9,738	$10,229
12/31/2017	$9,774	$10,276
1/31/2018	$9,663	$10,158
2/28/2018	$9,567	$10,061
3/31/2018	$9,619	$10,126
4/30/2018	$9,539	$10,051
5/31/2018	$9,593	$10,122
6/30/2018	$9,588	$10,110
7/31/2018	$9,592	$10,112
8/31/2018	$9,641	$10,177
9/30/2018	$9,578	$10,112
10/31/2018	$9,501	$10,032
11/30/2018	$9,552	$10,092
12/31/2018	$9,710	$10,277
1/31/2019	$9,807	$10,386
2/28/2019	$9,805	$10,380
3/31/2019	$9,994	$10,580
4/30/2019	$9,991	$10,582
5/31/2019	$10,156	$10,770
6/30/2019	$10,275	$10,906
7/31/2019	$10,302	$10,930
8/31/2019	$10,558	$11,213
9/30/2019	$10,506	$11,153
10/31/2019	$10,523	$11,187
11/30/2019	$10,515	$11,181
12/31/2019	$10,497	$11,173
1/31/2020	$10,707	$11,388
2/29/2020	$10,878	$11,593
3/31/2020	$10,723	$11,525
4/30/2020	$10,980	$11,730
5/31/2020	$11,074	$11,784
6/30/2020	$11,174	$11,859
7/31/2020	$11,359	$12,036
8/31/2020	$11,277	$11,939
9/30/2020	$11,272	$11,932
10/31/2020	$11,228	$11,879
11/30/2020	$11,363	$11,995
12/31/2020	$11,379	$12,012
1/31/2021	$11,305	$11,926
2/28/2021	$11,141	$11,753
3/31/2021	$11,001	$11,607
4/30/2021	$11,084	$11,698
5/31/2021	$11,100	$11,737
6/30/2021	$11,175	$11,819
7/31/2021	$11,299	$11,951
8/31/2021	$11,281	$11,929
9/30/2021	$11,180	$11,825
10/31/2021	$11,162	$11,822
11/30/2021	$11,177	$11,857
12/31/2021	$11,149	$11,827
1/31/2022	$10,904	$11,572
2/28/2022	$10,770	$11,443
3/31/2022	$10,460	$11,125
4/30/2022	$10,052	$10,703
5/31/2022	$10,107	$10,772
6/30/2022	$9,928	$10,603
7/31/2022	$10,161	$10,862
8/31/2022	$9,882	$10,555
9/30/2022	$9,451	$10,099
10/31/2022	$9,326	$9,968
11/30/2022	$9,668	$10,335
12/31/2022	$9,619	$10,288
1/31/2023	$9,950	$10,604
2/28/2023	$9,690	$10,330
3/31/2023	$9,930	$10,593
4/30/2023	$9,981	$10,657
5/31/2023	$9,871	$10,541
6/30/2023	$9,839	$10,503
7/31/2023	$9,835	$10,496
8/31/2023	$9,770	$10,429
9/30/2023	$9,523	$10,164
10/31/2023	$9,364	$10,003
11/30/2023	$9,792	$10,456
12/31/2023	$10,160	$10,857
1/31/2024	$10,149	$10,827
2/29/2024	$10,004	$10,674
3/31/2024	$10,100	$10,773
4/30/2024	$9,848	$10,500
5/31/2024	$10,017	$10,678
6/30/2024	$10,115	$10,780
7/31/2024	$10,349	$11,031
8/31/2024	$10,483	$11,190
9/30/2024	$10,627	$11,340
10/31/2024	$10,361	$11,058
11/30/2024	$10,478	$11,175
12/31/2024	$10,303	$10,992
1/31/2025	$10,356	$11,051
2/28/2025	$10,585	$11,294
3/31/2025	$10,585	$11,298
4/30/2025	$10,621	$11,343
5/31/2025	$10,545	$11,261
6/30/2025	$10,703	$11,435
7/31/2025	$10,683	$11,404
8/31/2025	$10,805	$11,541
9/30/2025	$10,927	$11,667
10/31/2025	$10,992	$11,740
11/30/2025	$11,066	$11,813
12/31/2025	$11,026	$11,795
1/31/2026	$11,052	$11,808
2/28/2026	$11,231	$12,001
3/31/2026	$11,016	$11,789
4/30/2026	$11,033	$11,803

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.88	(0.09)	1.46
Class A with Load	(0.82)	(1.00)	0.99
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 4,588,353,944
Holdings Count | Holding			993
Advisory Fees Paid, Amount	[8]		$ 13,765,868
InvestmentCompanyPortfolioTurnover			363.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$4,588,353,944
# of portfolio holdings	993
Portfolio turnover rate	363%
Total advisory fees paid	$13,765,868Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	37.9
U.S. Treasury securities	25.8
Corporate bonds and notes	23.3
Asset-backed securities	5.8
Yankee corporate bonds and notes	4.7
Non-agency mortgage-backed securities	1.5
Yankee government bonds	0.9
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.88%, 4‑30‑2031	2.5
U.S. Treasury Notes, 3.63%, 8‑31‑2030	2.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
FNMA, 5.50%, 6‑1‑2056	2.0
U.S. Treasury Bonds, 4.63%, 11‑15‑2055	1.8
U.S. Treasury Notes, 3.75%, 4‑30‑2028	1.7
U.S. Treasury Notes, 3.88%, 4‑30‑2030	1.7
FNMA, 5.00%, 5‑1‑2056	1.4
U.S. Treasury Bonds, 3.00%, 2‑15‑2049	1.1
U.S. Treasury Notes, 4.13%, 10‑31‑2027	1.1

Material Fund Change [Text Block]
C000020335
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Class C
Trading Symbol			MBFCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$147	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 147
Expense Ratio, Percent	[9]		1.45%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The market was shaped by frequent repricing of Federal Reserve expectations and bouts of rate volatility driven by trade headlines, increasing investment in artificial intelligence, and geopolitical conflict. Despite this volatility, interest rates generally remained within a range while demand for credit was resilient and most risk assets performed well.

Our positioning was nimble, as we adjusted credit exposure during tariff- and geopolitically driven volatility. We maintained an overweight to mortgage-backed securities (MBS). Sector positioning was the largest contributor to performance. Security selection within MBS also contributed as elevated interest rate volatility and price dislocations provided opportunities to extract relative value. Our tactical positioning in the credit sector contributed, as did a sector overweight and security selection within asset-backed securities. Security selection within credit was a small detractor, driven primarily by technology holdings. Our underweight to commercial mortgage-backed securities also modestly detracted as the sector performed well.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Bloomberg U.S. Aggregate Bond Index
4/30/2016	$10,000	$10,000
5/31/2016	$9,982	$10,003
6/30/2016	$10,162	$10,182
7/31/2016	$10,220	$10,247
8/31/2016	$10,194	$10,235
9/30/2016	$10,198	$10,229
10/31/2016	$10,111	$10,151
11/30/2016	$9,857	$9,911
12/31/2016	$9,865	$9,925
1/31/2017	$9,879	$9,944
2/28/2017	$9,939	$10,011
3/31/2017	$9,924	$10,006
4/30/2017	$9,993	$10,083
5/31/2017	$10,054	$10,160
6/30/2017	$10,047	$10,150
7/31/2017	$10,078	$10,194
8/31/2017	$10,155	$10,285
9/30/2017	$10,101	$10,236
10/31/2017	$10,093	$10,242
11/30/2017	$10,070	$10,229
12/31/2017	$10,110	$10,276
1/31/2018	$9,987	$10,158
2/28/2018	$9,881	$10,061
3/31/2018	$9,921	$10,126
4/30/2018	$9,839	$10,051
5/31/2018	$9,889	$10,122
6/30/2018	$9,878	$10,110
7/31/2018	$9,875	$10,112
8/31/2018	$9,912	$10,177
9/30/2018	$9,848	$10,112
10/31/2018	$9,762	$10,032
11/30/2018	$9,809	$10,092
12/31/2018	$9,965	$10,277
1/31/2019	$10,060	$10,386
2/28/2019	$10,044	$10,380
3/31/2019	$10,232	$10,580
4/30/2019	$10,223	$10,582
5/31/2019	$10,387	$10,770
6/30/2019	$10,503	$10,906
7/31/2019	$10,524	$10,930
8/31/2019	$10,781	$11,213
9/30/2019	$10,713	$11,153
10/31/2019	$10,731	$11,187
11/30/2019	$10,717	$11,181
12/31/2019	$10,691	$11,173
1/31/2020	$10,900	$11,388
2/29/2020	$11,069	$11,593
3/31/2020	$10,902	$11,525
4/30/2020	$11,152	$11,730
5/31/2020	$11,241	$11,784
6/30/2020	$11,336	$11,859
7/31/2020	$11,518	$12,036
8/31/2020	$11,426	$11,939
9/30/2020	$11,415	$11,932
10/31/2020	$11,362	$11,879
11/30/2020	$11,493	$11,995
12/31/2020	$11,502	$12,012
1/31/2021	$11,411	$11,926
2/28/2021	$11,245	$11,753
3/31/2021	$11,103	$11,607
4/30/2021	$11,181	$11,698
5/31/2021	$11,182	$11,737
6/30/2021	$11,259	$11,819
7/31/2021	$11,369	$11,951
8/31/2021	$11,344	$11,929
9/30/2021	$11,235	$11,825
10/31/2021	$11,210	$11,822
11/30/2021	$11,219	$11,857
12/31/2021	$11,183	$11,827
1/31/2022	$10,929	$11,572
2/28/2022	$10,795	$11,443
3/31/2022	$10,474	$11,125
4/30/2022	$10,063	$10,703
5/31/2022	$10,103	$10,772
6/30/2022	$9,925	$10,603
7/31/2022	$10,146	$10,862
8/31/2022	$9,857	$10,555
9/30/2022	$9,425	$10,099
10/31/2022	$9,292	$9,968
11/30/2022	$9,631	$10,335
12/31/2022	$9,575	$10,288
1/31/2023	$9,893	$10,604
2/28/2023	$9,635	$10,330
3/31/2023	$9,860	$10,593
4/30/2023	$9,914	$10,657
5/31/2023	$9,797	$10,541
6/30/2023	$9,759	$10,503
7/31/2023	$9,748	$10,496
8/31/2023	$9,686	$10,429
9/30/2023	$9,432	$10,164
10/31/2023	$9,266	$10,003
11/30/2023	$9,688	$10,456
12/31/2023	$10,041	$10,857
1/31/2024	$10,023	$10,827
2/29/2024	$9,872	$10,674
3/31/2024	$9,961	$10,773
4/30/2024	$9,703	$10,500
5/31/2024	$9,870	$10,678
6/30/2024	$9,967	$10,780
7/31/2024	$10,197	$11,031
8/31/2024	$10,330	$11,190
9/30/2024	$10,471	$11,340
10/31/2024	$10,209	$11,058
11/30/2024	$10,325	$11,175
12/31/2024	$10,151	$10,992
1/31/2025	$10,204	$11,051
2/28/2025	$10,430	$11,294
3/31/2025	$10,429	$11,298
4/30/2025	$10,465	$11,343
5/31/2025	$10,390	$11,261
6/30/2025	$10,546	$11,435
7/31/2025	$10,527	$11,404
8/31/2025	$10,647	$11,541
9/30/2025	$10,766	$11,667
10/31/2025	$10,831	$11,740
11/30/2025	$10,904	$11,813
12/31/2025	$10,864	$11,795
1/31/2026	$10,890	$11,808
2/28/2026	$11,067	$12,001
3/31/2026	$10,855	$11,789
4/30/2026	$10,871	$11,803

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.10	(0.85)	0.84
Class C with Load	2.10	(0.85)	0.84
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 4,588,353,944
Holdings Count | Holding			993
Advisory Fees Paid, Amount	[10]		$ 13,765,868
InvestmentCompanyPortfolioTurnover			363.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$4,588,353,944
# of portfolio holdings	993
Portfolio turnover rate	363%
Total advisory fees paid	$13,765,868Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	37.9
U.S. Treasury securities	25.8
Corporate bonds and notes	23.3
Asset-backed securities	5.8
Yankee corporate bonds and notes	4.7
Non-agency mortgage-backed securities	1.5
Yankee government bonds	0.9
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.88%, 4‑30‑2031	2.5
U.S. Treasury Notes, 3.63%, 8‑31‑2030	2.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
FNMA, 5.50%, 6‑1‑2056	2.0
U.S. Treasury Bonds, 4.63%, 11‑15‑2055	1.8
U.S. Treasury Notes, 3.75%, 4‑30‑2028	1.7
U.S. Treasury Notes, 3.88%, 4‑30‑2030	1.7
FNMA, 5.00%, 5‑1‑2056	1.4
U.S. Treasury Bonds, 3.00%, 2‑15‑2049	1.1
U.S. Treasury Notes, 4.13%, 10‑31‑2027	1.1

Material Fund Change [Text Block]
C000120078
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Class R6
Trading Symbol			WTRIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$34	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 34
Expense Ratio, Percent	[11]		0.33%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The market was shaped by frequent repricing of Federal Reserve expectations and bouts of rate volatility driven by trade headlines, increasing investment in artificial intelligence, and geopolitical conflict. Despite this volatility, interest rates generally remained within a range while demand for credit was resilient and most risk assets performed well.

Our positioning was nimble, as we adjusted credit exposure during tariff- and geopolitically driven volatility. We maintained an overweight to mortgage-backed securities (MBS). Sector positioning was the largest contributor to performance. Security selection within MBS also contributed as elevated interest rate volatility and price dislocations provided opportunities to extract relative value. Our tactical positioning in the credit sector contributed, as did a sector overweight and security selection within asset-backed securities. Security selection within credit was a small detractor, driven primarily by technology holdings. Our underweight to commercial mortgage-backed securities also modestly detracted as the sector performed well.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
4/30/2016	$10,000	$10,000
5/31/2016	$9,999	$10,003
6/30/2016	$10,184	$10,182
7/31/2016	$10,253	$10,247
8/31/2016	$10,244	$10,235
9/30/2016	$10,250	$10,229
10/31/2016	$10,179	$10,151
11/30/2016	$9,929	$9,911
12/31/2016	$9,947	$9,925
1/31/2017	$9,971	$9,944
2/28/2017	$10,042	$10,011
3/31/2017	$10,036	$10,006
4/30/2017	$10,116	$10,083
5/31/2017	$10,189	$10,160
6/30/2017	$10,183	$10,150
7/31/2017	$10,233	$10,194
8/31/2017	$10,314	$10,285
9/30/2017	$10,277	$10,236
10/31/2017	$10,278	$10,242
11/30/2017	$10,264	$10,229
12/31/2017	$10,307	$10,276
1/31/2018	$10,198	$10,158
2/28/2018	$10,097	$10,061
3/31/2018	$10,149	$10,126
4/30/2018	$10,072	$10,051
5/31/2018	$10,134	$10,122
6/30/2018	$10,132	$10,110
7/31/2018	$10,139	$10,112
8/31/2018	$10,195	$10,177
9/30/2018	$10,138	$10,112
10/31/2018	$10,058	$10,032
11/30/2018	$10,108	$10,092
12/31/2018	$10,282	$10,277
1/31/2019	$10,390	$10,386
2/28/2019	$10,391	$10,380
3/31/2019	$10,590	$10,580
4/30/2019	$10,591	$10,582
5/31/2019	$10,774	$10,770
6/30/2019	$10,906	$10,906
7/31/2019	$10,938	$10,930
8/31/2019	$11,212	$11,213
9/30/2019	$11,159	$11,153
10/31/2019	$11,181	$11,187
11/30/2019	$11,176	$11,181
12/31/2019	$11,168	$11,173
1/31/2020	$11,392	$11,388
2/29/2020	$11,573	$11,593
3/31/2020	$11,416	$11,525
4/30/2020	$11,692	$11,730
5/31/2020	$11,789	$11,784
6/30/2020	$11,902	$11,859
7/31/2020	$12,108	$12,036
8/31/2020	$12,022	$11,939
9/30/2020	$12,029	$11,932
10/31/2020	$11,984	$11,879
11/30/2020	$12,128	$11,995
12/31/2020	$12,149	$12,012
1/31/2021	$12,072	$11,926
2/28/2021	$11,904	$11,753
3/31/2021	$11,764	$11,607
4/30/2021	$11,849	$11,698
5/31/2021	$11,871	$11,737
6/30/2021	$11,957	$11,819
7/31/2021	$12,097	$11,951
8/31/2021	$12,072	$11,929
9/30/2021	$11,974	$11,825
10/31/2021	$11,958	$11,822
11/30/2021	$11,979	$11,857
12/31/2021	$11,952	$11,827
1/31/2022	$11,696	$11,572
2/28/2022	$11,560	$11,443
3/31/2022	$11,223	$11,125
4/30/2022	$10,794	$10,703
5/31/2022	$10,849	$10,772
6/30/2022	$10,664	$10,603
7/31/2022	$10,916	$10,862
8/31/2022	$10,620	$10,555
9/30/2022	$10,166	$10,099
10/31/2022	$10,030	$9,968
11/30/2022	$10,402	$10,335
12/31/2022	$10,351	$10,288
1/31/2023	$10,710	$10,604
2/28/2023	$10,435	$10,330
3/31/2023	$10,693	$10,593
4/30/2023	$10,753	$10,657
5/31/2023	$10,643	$10,541
6/30/2023	$10,620	$10,503
7/31/2023	$10,608	$10,496
8/31/2023	$10,549	$10,429
9/30/2023	$10,277	$10,164
10/31/2023	$10,112	$10,003
11/30/2023	$10,579	$10,456
12/31/2023	$10,980	$10,857
1/31/2024	$10,970	$10,827
2/29/2024	$10,822	$10,674
3/31/2024	$10,921	$10,773
4/30/2024	$10,653	$10,500
5/31/2024	$10,843	$10,678
6/30/2024	$10,954	$10,780
7/31/2024	$11,206	$11,031
8/31/2024	$11,358	$11,190
9/30/2024	$11,510	$11,340
10/31/2024	$11,227	$11,058
11/30/2024	$11,360	$11,175
12/31/2024	$11,167	$10,992
1/31/2025	$11,229	$11,051
2/28/2025	$11,486	$11,294
3/31/2025	$11,487	$11,298
4/30/2025	$11,529	$11,343
5/31/2025	$11,448	$11,261
6/30/2025	$11,627	$11,435
7/31/2025	$11,607	$11,404
8/31/2025	$11,745	$11,541
9/30/2025	$11,883	$11,667
10/31/2025	$11,959	$11,740
11/30/2025	$12,034	$11,813
12/31/2025	$11,992	$11,795
1/31/2026	$12,024	$11,808
2/28/2026	$12,226	$12,001
3/31/2026	$11,999	$11,789
4/30/2026	$12,020	$11,803

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	4.26	0.29	1.86
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 4,588,353,944
Holdings Count | Holding			993
Advisory Fees Paid, Amount	[12]		$ 13,765,868
InvestmentCompanyPortfolioTurnover			363.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$4,588,353,944
# of portfolio holdings	993
Portfolio turnover rate	363%
Total advisory fees paid	$13,765,868Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	37.9
U.S. Treasury securities	25.8
Corporate bonds and notes	23.3
Asset-backed securities	5.8
Yankee corporate bonds and notes	4.7
Non-agency mortgage-backed securities	1.5
Yankee government bonds	0.9
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.88%, 4‑30‑2031	2.5
U.S. Treasury Notes, 3.63%, 8‑31‑2030	2.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
FNMA, 5.50%, 6‑1‑2056	2.0
U.S. Treasury Bonds, 4.63%, 11‑15‑2055	1.8
U.S. Treasury Notes, 3.75%, 4‑30‑2028	1.7
U.S. Treasury Notes, 3.88%, 4‑30‑2030	1.7
FNMA, 5.00%, 5‑1‑2056	1.4
U.S. Treasury Bonds, 3.00%, 2‑15‑2049	1.1
U.S. Treasury Notes, 4.13%, 10‑31‑2027	1.1

Material Fund Change [Text Block]
C000020337
Shareholder Report [Line Items]
Fund Name			Core Bond Fund
Class Name			Institutional Class
Trading Symbol			MBFIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$39	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 39
Expense Ratio, Percent	[13]		0.38%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The market was shaped by frequent repricing of Federal Reserve expectations and bouts of rate volatility driven by trade headlines, increasing investment in artificial intelligence, and geopolitical conflict. Despite this volatility, interest rates generally remained within a range while demand for credit was resilient and most risk assets performed well.

Our positioning was nimble, as we adjusted credit exposure during tariff- and geopolitically driven volatility. We maintained an overweight to mortgage-backed securities (MBS). Sector positioning was the largest contributor to performance. Security selection within MBS also contributed as elevated interest rate volatility and price dislocations provided opportunities to extract relative value. Our tactical positioning in the credit sector contributed, as did a sector overweight and security selection within asset-backed securities. Security selection within credit was a small detractor, driven primarily by technology holdings. Our underweight to commercial mortgage-backed securities also modestly detracted as the sector performed well.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
4/30/2016	$10,000	$10,000
5/31/2016	$9,999	$10,003
6/30/2016	$10,183	$10,182
7/31/2016	$10,252	$10,247
8/31/2016	$10,235	$10,235
9/30/2016	$10,248	$10,229
10/31/2016	$10,176	$10,151
11/30/2016	$9,926	$9,911
12/31/2016	$9,944	$9,925
1/31/2017	$9,967	$9,944
2/28/2017	$10,038	$10,011
3/31/2017	$10,031	$10,006
4/30/2017	$10,111	$10,083
5/31/2017	$10,176	$10,160
6/30/2017	$10,177	$10,150
7/31/2017	$10,227	$10,194
8/31/2017	$10,308	$10,285
9/30/2017	$10,262	$10,236
10/31/2017	$10,263	$10,242
11/30/2017	$10,256	$10,229
12/31/2017	$10,298	$10,276
1/31/2018	$10,181	$10,158
2/28/2018	$10,087	$10,061
3/31/2018	$10,139	$10,126
4/30/2018	$10,062	$10,051
5/31/2018	$10,123	$10,122
6/30/2018	$10,121	$10,110
7/31/2018	$10,127	$10,112
8/31/2018	$10,175	$10,177
9/30/2018	$10,118	$10,112
10/31/2018	$10,045	$10,032
11/30/2018	$10,095	$10,092
12/31/2018	$10,268	$10,277
1/31/2019	$10,376	$10,386
2/28/2019	$10,368	$10,380
3/31/2019	$10,575	$10,580
4/30/2019	$10,575	$10,582
5/31/2019	$10,749	$10,770
6/30/2019	$10,889	$10,906
7/31/2019	$10,920	$10,930
8/31/2019	$11,185	$11,213
9/30/2019	$11,131	$11,153
10/31/2019	$11,161	$11,187
11/30/2019	$11,156	$11,181
12/31/2019	$11,139	$11,173
1/31/2020	$11,362	$11,388
2/29/2020	$11,551	$11,593
3/31/2020	$11,393	$11,525
4/30/2020	$11,660	$11,730
5/31/2020	$11,765	$11,784
6/30/2020	$11,877	$11,859
7/31/2020	$12,073	$12,036
8/31/2020	$11,995	$11,939
9/30/2020	$11,994	$11,932
10/31/2020	$11,949	$11,879
11/30/2020	$12,100	$11,995
12/31/2020	$12,121	$12,012
1/31/2021	$12,035	$11,926
2/28/2021	$11,867	$11,753
3/31/2021	$11,726	$11,607
4/30/2021	$11,820	$11,698
5/31/2021	$11,833	$11,737
6/30/2021	$11,927	$11,819
7/31/2021	$12,056	$11,951
8/31/2021	$12,040	$11,929
9/30/2021	$11,942	$11,825
10/31/2021	$11,926	$11,822
11/30/2021	$11,946	$11,857
12/31/2021	$11,909	$11,827
1/31/2022	$11,663	$11,572
2/28/2022	$11,518	$11,443
3/31/2022	$11,190	$11,125
4/30/2022	$10,762	$10,703
5/31/2022	$10,816	$10,772
6/30/2022	$10,631	$10,603
7/31/2022	$10,882	$10,862
8/31/2022	$10,587	$10,555
9/30/2022	$10,134	$10,099
10/31/2022	$9,998	$9,968
11/30/2022	$10,369	$10,335
12/31/2022	$10,317	$10,288
1/31/2023	$10,674	$10,604
2/28/2023	$10,400	$10,330
3/31/2023	$10,657	$10,593
4/30/2023	$10,716	$10,657
5/31/2023	$10,606	$10,541
6/30/2023	$10,573	$10,503
7/31/2023	$10,570	$10,496
8/31/2023	$10,510	$10,429
9/30/2023	$10,239	$10,164
10/31/2023	$10,065	$10,003
11/30/2023	$10,539	$10,456
12/31/2023	$10,939	$10,857
1/31/2024	$10,928	$10,827
2/29/2024	$10,770	$10,674
3/31/2024	$10,878	$10,773
4/30/2024	$10,610	$10,500
5/31/2024	$10,790	$10,678
6/30/2024	$10,899	$10,780
7/31/2024	$11,150	$11,031
8/31/2024	$11,301	$11,190
9/30/2024	$11,462	$11,340
10/31/2024	$11,180	$11,058
11/30/2024	$11,301	$11,175
12/31/2024	$11,119	$10,992
1/31/2025	$11,180	$11,051
2/28/2025	$11,425	$11,294
3/31/2025	$11,436	$11,298
4/30/2025	$11,478	$11,343
5/31/2025	$11,396	$11,261
6/30/2025	$11,574	$11,435
7/31/2025	$11,554	$11,404
8/31/2025	$11,691	$11,541
9/30/2025	$11,828	$11,667
10/31/2025	$11,892	$11,740
11/30/2025	$11,977	$11,813
12/31/2025	$11,934	$11,795
1/31/2026	$11,966	$11,808
2/28/2026	$12,167	$12,001
3/31/2026	$11,940	$11,789
4/30/2026	$11,961	$11,803

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	4.20	0.24	1.81
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 4,588,353,944
Holdings Count | Holding			993
Advisory Fees Paid, Amount	[14]		$ 13,765,868
InvestmentCompanyPortfolioTurnover			363.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$4,588,353,944
# of portfolio holdings	993
Portfolio turnover rate	363%
Total advisory fees paid	$13,765,868Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	37.9
U.S. Treasury securities	25.8
Corporate bonds and notes	23.3
Asset-backed securities	5.8
Yankee corporate bonds and notes	4.7
Non-agency mortgage-backed securities	1.5
Yankee government bonds	0.9
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.88%, 4‑30‑2031	2.5
U.S. Treasury Notes, 3.63%, 8‑31‑2030	2.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
FNMA, 5.50%, 6‑1‑2056	2.0
U.S. Treasury Bonds, 4.63%, 11‑15‑2055	1.8
U.S. Treasury Notes, 3.75%, 4‑30‑2028	1.7
U.S. Treasury Notes, 3.88%, 4‑30‑2030	1.7
FNMA, 5.00%, 5‑1‑2056	1.4
U.S. Treasury Bonds, 3.00%, 2‑15‑2049	1.1
U.S. Treasury Notes, 4.13%, 10‑31‑2027	1.1

Material Fund Change [Text Block]
C000064993
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Class A
Trading Symbol			WEMAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$141	1.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 141
Expense Ratio, Percent			1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the Russell 2000® Growth Index, for the period. The 12-month period that ended on April 30, 2026, was a strong but volatile one for U.S. equities. Despite aggressive shifts in U.S. government policies, economic growth remained positive though slowing, inflation eased, and consumer strength persisted. Additionally, a super cycle of artificial intelligence (AI)-related investments continued and the race for computing power drove historically high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. With the outbreak of the Iran war, the period ended with elevated geopolitical risk and volatile shifts in market leadership.

Against this backdrop, security selection within industrials contributed to performance, led by CECO Environmental Corp. and Argan, Inc., which benefited from strong demand tied to the buildout of cleaner, reliable power infrastructure. Holdings within information technology detracted from returns. We exited Commvault Systems, Inc. due to renewed pessimism around potential AI disruption in software.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 2000® Growth Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000
5/31/2016	$9,664	$10,269	$10,179
6/30/2016	$9,887	$10,222	$10,200
7/31/2016	$10,711	$10,891	$10,605
8/31/2016	$10,850	$11,006	$10,632
9/30/2016	$10,919	$11,165	$10,648
10/31/2016	$10,195	$10,471	$10,418
11/30/2016	$11,004	$11,408	$10,884
12/31/2016	$10,811	$11,563	$11,097
1/31/2017	$11,351	$11,751	$11,305
2/28/2017	$11,588	$12,039	$11,726
3/31/2017	$11,719	$12,182	$11,734
4/30/2017	$12,014	$12,406	$11,858
5/31/2017	$11,924	$12,293	$11,980
6/30/2017	$12,423	$12,717	$12,088
7/31/2017	$12,587	$12,825	$12,316
8/31/2017	$12,489	$12,810	$12,339
9/30/2017	$13,094	$13,507	$12,640
10/31/2017	$13,364	$13,717	$12,916
11/30/2017	$13,610	$14,110	$13,308
12/31/2017	$13,588	$14,127	$13,441
1/31/2018	$14,369	$14,677	$14,150
2/28/2018	$14,434	$14,259	$13,628
3/31/2018	$14,685	$14,451	$13,355
4/30/2018	$14,695	$14,466	$13,406
5/31/2018	$15,848	$15,376	$13,784
6/30/2018	$16,108	$15,497	$13,874
7/31/2018	$16,174	$15,763	$14,335
8/31/2018	$17,950	$16,744	$14,838
9/30/2018	$17,643	$16,353	$14,863
10/31/2018	$15,560	$14,283	$13,768
11/30/2018	$15,653	$14,507	$14,044
12/31/2018	$13,714	$12,812	$12,737
1/31/2019	$15,110	$14,291	$13,830
2/28/2019	$16,110	$15,214	$14,316
3/31/2019	$15,924	$15,008	$14,526
4/30/2019	$16,657	$15,465	$15,106
5/31/2019	$15,714	$14,318	$14,128
6/30/2019	$16,936	$15,421	$15,120
7/31/2019	$16,936	$15,571	$15,345
8/31/2019	$16,052	$14,900	$15,032
9/30/2019	$15,389	$14,777	$15,296
10/31/2019	$15,842	$15,198	$15,625
11/30/2019	$16,994	$16,092	$16,219
12/31/2019	$17,133	$16,461	$16,688
1/31/2020	$17,612	$16,280	$16,669
2/29/2020	$16,212	$15,104	$15,305
3/31/2020	$13,252	$12,220	$13,200
4/30/2020	$15,647	$14,040	$14,948
5/31/2020	$18,067	$15,367	$15,748
6/30/2020	$18,914	$15,957	$16,108
7/31/2020	$20,167	$16,505	$17,022
8/31/2020	$21,739	$17,474	$18,255
9/30/2020	$21,505	$17,099	$17,591
10/31/2020	$21,567	$17,229	$17,211
11/30/2020	$24,981	$20,267	$19,305
12/31/2020	$27,114	$22,162	$20,173
1/31/2021	$27,743	$23,230	$20,084
2/28/2021	$28,525	$23,997	$20,711
3/31/2021	$27,298	$23,242	$21,454
4/30/2021	$29,093	$23,749	$22,560
5/31/2021	$27,682	$23,071	$22,663
6/30/2021	$29,568	$24,153	$23,222
7/31/2021	$29,583	$23,273	$23,614
8/31/2021	$30,810	$23,696	$24,288
9/30/2021	$29,936	$22,787	$23,198
10/31/2021	$32,114	$23,855	$24,767
11/30/2021	$29,399	$22,689	$24,390
12/31/2021	$29,119	$22,790	$25,350
1/31/2022	$24,365	$19,736	$23,859
2/28/2022	$24,629	$19,822	$23,258
3/31/2022	$24,717	$19,912	$24,012
4/30/2022	$21,042	$17,469	$21,857
5/31/2022	$19,611	$17,139	$21,828
6/30/2022	$18,532	$16,078	$20,002
7/31/2022	$20,601	$17,878	$21,878
8/31/2022	$20,139	$17,710	$21,062
9/30/2022	$18,532	$16,117	$19,109
10/31/2022	$19,919	$17,647	$20,676
11/30/2022	$20,447	$17,934	$21,755
12/31/2022	$19,017	$16,783	$20,481
1/31/2023	$20,513	$18,453	$21,892
2/28/2023	$20,579	$18,253	$21,380
3/31/2023	$20,073	$17,802	$21,952
4/30/2023	$19,501	$17,596	$22,186
5/31/2023	$19,193	$17,599	$22,272
6/30/2023	$20,755	$19,058	$23,793
7/31/2023	$21,019	$19,949	$24,646
8/31/2023	$19,633	$18,910	$24,170
9/30/2023	$18,290	$17,663	$23,019
10/31/2023	$16,551	$16,301	$22,408
11/30/2023	$18,400	$17,785	$24,498
12/31/2023	$19,809	$19,915	$25,797
1/31/2024	$19,699	$19,276	$26,083
2/29/2024	$21,702	$20,842	$27,495
3/31/2024	$21,878	$21,425	$28,382
4/30/2024	$20,381	$19,775	$27,133
5/31/2024	$21,526	$20,834	$28,415
6/30/2024	$21,856	$20,799	$29,295
7/31/2024	$22,208	$22,502	$29,839
8/31/2024	$22,934	$22,253	$30,489
9/30/2024	$23,375	$22,548	$31,120
10/31/2024	$22,846	$22,249	$30,891
11/30/2024	$25,620	$24,977	$32,946
12/31/2024	$23,536	$22,933	$31,939
1/31/2025	$24,413	$23,658	$32,947
2/28/2025	$22,802	$22,056	$32,316
3/31/2025	$21,071	$20,383	$30,431
4/30/2025	$21,403	$20,253	$30,227
5/31/2025	$22,896	$21,553	$32,143
6/30/2025	$23,821	$22,822	$33,776
7/31/2025	$24,442	$23,211	$34,520
8/31/2025	$25,440	$24,584	$35,318
9/30/2025	$26,122	$25,605	$36,537
10/31/2025	$26,149	$26,434	$37,320
11/30/2025	$26,516	$26,253	$37,423
12/31/2025	$25,714	$25,917	$37,415
1/31/2026	$26,245	$26,947	$37,996
2/28/2026	$26,537	$26,882	$37,815
3/31/2026	$24,653	$25,189	$35,935
4/30/2026	$28,845	$28,889	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	34.77	(0.17)	11.84
Class A with Load	27.02	(1.35)	11.18
Russell 2000® Growth Index	42.64	4.00	11.19
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 324,538,507
Holdings Count | Holding			80
Advisory Fees Paid, Amount			$ 1,986,022
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$324,538,507
# of portfolio holdings	80
Portfolio turnover rate	58%
Total advisory fees paid	$1,986,022

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	36.1
Health care	23.2
Information technology	22.5
Consumer discretionary	6.9
Financials	6.4
Utilities	1.9
Real estate	1.4
Consumer staples	1.2
Energy	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Bloom Energy Corp. Class A	3.7
Fabrinet	3.5
Modine Manufacturing Co.	2.7
Construction Partners, Inc. Class A	2.6
Semtech Corp.	2.4
Legence Corp. Class A	2.2
Ensign Group, Inc.	2.2
Viavi Solutions, Inc.	2.2
Carpenter Technology Corp.	2.1
RBC Bearings, Inc.	2.0

Material Fund Change [Text Block]
C000205249
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Class R6
Trading Symbol			WEGRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$94	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the Russell 2000® Growth Index, for the period. The 12-month period that ended on April 30, 2026, was a strong but volatile one for U.S. equities. Despite aggressive shifts in U.S. government policies, economic growth remained positive though slowing, inflation eased, and consumer strength persisted. Additionally, a super cycle of artificial intelligence (AI)-related investments continued and the race for computing power drove historically high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. With the outbreak of the Iran war, the period ended with elevated geopolitical risk and volatile shifts in market leadership.

Against this backdrop, security selection within industrials contributed to performance, led by CECO Environmental Corp. and Argan, Inc., which benefited from strong demand tied to the buildout of cleaner, reliable power infrastructure. Holdings within information technology detracted from returns. We exited Commvault Systems, Inc. due to renewed pessimism around potential AI disruption in software.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,256	$10,269	$10,179
6/30/2016	$10,505	$10,222	$10,200
7/31/2016	$11,383	$10,891	$10,605
8/31/2016	$11,531	$11,006	$10,632
9/30/2016	$11,616	$11,165	$10,648
10/31/2016	$10,847	$10,471	$10,418
11/30/2016	$11,717	$11,408	$10,884
12/31/2016	$11,507	$11,563	$11,097
1/31/2017	$12,092	$11,751	$11,305
2/28/2017	$12,355	$12,039	$11,726
3/31/2017	$12,487	$12,182	$11,734
4/30/2017	$12,808	$12,406	$11,858
5/31/2017	$12,726	$12,293	$11,980
6/30/2017	$13,261	$12,717	$12,088
7/31/2017	$13,442	$12,825	$12,316
8/31/2017	$13,343	$12,810	$12,339
9/30/2017	$13,993	$13,507	$12,640
10/31/2017	$14,290	$13,717	$12,916
11/30/2017	$14,553	$14,110	$13,308
12/31/2017	$14,531	$14,127	$13,441
1/31/2018	$15,375	$14,677	$14,150
2/28/2018	$15,449	$14,259	$13,628
3/31/2018	$15,728	$14,451	$13,355
4/30/2018	$15,746	$14,466	$13,406
5/31/2018	$16,981	$15,376	$13,784
6/30/2018	$17,268	$15,497	$13,874
7/31/2018	$17,352	$15,763	$14,335
8/31/2018	$19,263	$16,744	$14,838
9/30/2018	$18,938	$16,353	$14,863
10/31/2018	$16,711	$14,283	$13,768
11/30/2018	$16,814	$14,507	$14,044
12/31/2018	$14,743	$12,812	$12,737
1/31/2019	$16,271	$14,291	$13,830
2/28/2019	$17,354	$15,214	$14,316
3/31/2019	$17,160	$15,008	$14,526
4/30/2019	$17,958	$15,465	$15,106
5/31/2019	$16,943	$14,318	$14,128
6/30/2019	$18,266	$15,421	$15,120
7/31/2019	$18,277	$15,571	$15,345
8/31/2019	$17,331	$14,900	$15,032
9/30/2019	$16,624	$14,777	$15,296
10/31/2019	$17,114	$15,198	$15,625
11/30/2019	$18,369	$16,092	$16,219
12/31/2019	$18,528	$16,461	$16,688
1/31/2020	$19,044	$16,280	$16,669
2/29/2020	$17,534	$15,104	$15,305
3/31/2020	$14,348	$12,220	$13,200
4/30/2020	$16,936	$14,040	$14,948
5/31/2020	$19,570	$15,367	$15,748
6/30/2020	$20,493	$15,957	$16,108
7/31/2020	$21,858	$16,505	$17,022
8/31/2020	$23,559	$17,474	$18,255
9/30/2020	$23,319	$17,099	$17,591
10/31/2020	$23,403	$17,229	$17,211
11/30/2020	$27,104	$20,267	$19,305
12/31/2020	$29,424	$22,162	$20,173
1/31/2021	$30,138	$23,230	$20,084
2/28/2021	$30,984	$23,997	$20,711
3/31/2021	$29,657	$23,242	$21,454
4/30/2021	$31,626	$23,749	$22,560
5/31/2021	$30,109	$23,071	$22,663
6/30/2021	$32,166	$24,153	$23,222
7/31/2021	$32,195	$23,273	$23,614
8/31/2021	$33,537	$23,696	$24,288
9/30/2021	$32,604	$22,787	$23,198
10/31/2021	$34,981	$23,855	$24,767
11/30/2021	$32,035	$22,689	$24,390
12/31/2021	$31,739	$22,790	$25,350
1/31/2022	$26,562	$19,736	$23,859
2/28/2022	$26,879	$19,822	$23,258
3/31/2022	$26,978	$19,912	$24,012
4/30/2022	$22,991	$17,469	$21,857
5/31/2022	$21,404	$17,139	$21,828
6/30/2022	$20,254	$16,078	$20,002
7/31/2022	$22,495	$17,878	$21,878
8/31/2022	$22,019	$17,710	$21,062
9/30/2022	$20,274	$16,117	$19,109
10/31/2022	$21,781	$17,647	$20,676
11/30/2022	$22,356	$17,934	$21,755
12/31/2022	$20,829	$16,783	$20,481
1/31/2023	$22,456	$18,453	$21,892
2/28/2023	$22,535	$18,253	$21,380
3/31/2023	$21,999	$17,802	$21,952
4/30/2023	$21,384	$17,596	$22,186
5/31/2023	$21,047	$17,599	$22,272
6/30/2023	$22,773	$19,058	$23,793
7/31/2023	$23,051	$19,949	$24,646
8/31/2023	$21,563	$18,910	$24,170
9/30/2023	$20,095	$17,663	$23,019
10/31/2023	$18,191	$16,301	$22,408
11/30/2023	$20,214	$17,785	$24,498
12/31/2023	$21,781	$19,915	$25,797
1/31/2024	$21,662	$19,276	$26,083
2/29/2024	$23,864	$20,842	$27,495
3/31/2024	$24,062	$21,425	$28,382
4/30/2024	$22,416	$19,775	$27,133
5/31/2024	$23,705	$20,834	$28,415
6/30/2024	$24,082	$20,799	$29,295
7/31/2024	$24,459	$22,502	$29,839
8/31/2024	$25,272	$22,253	$30,489
9/30/2024	$25,768	$22,548	$31,120
10/31/2024	$25,193	$22,249	$30,891
11/30/2024	$28,248	$24,977	$32,946
12/31/2024	$25,974	$22,933	$31,939
1/31/2025	$26,943	$23,658	$32,947
2/28/2025	$25,174	$22,056	$32,316
3/31/2025	$23,257	$20,383	$30,431
4/30/2025	$23,636	$20,253	$30,227
5/31/2025	$25,300	$21,553	$32,143
6/30/2025	$26,333	$22,822	$33,776
7/31/2025	$27,011	$23,211	$34,520
8/31/2025	$28,153	$24,584	$35,318
9/30/2025	$28,907	$25,605	$36,537
10/31/2025	$28,953	$26,434	$37,320
11/30/2025	$29,364	$26,253	$37,423
12/31/2025	$28,483	$25,917	$37,415
1/31/2026	$29,082	$26,947	$37,996
2/28/2026	$29,405	$26,882	$37,815
3/31/2026	$27,331	$25,189	$35,935
4/30/2026	$32,009	$28,889	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	35.42	0.24	12.34
Russell 2000® Growth Index	42.64	4.00	11.19
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 324,538,507
Holdings Count | Holding			80
Advisory Fees Paid, Amount			$ 1,986,022
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$324,538,507
# of portfolio holdings	80
Portfolio turnover rate	58%
Total advisory fees paid	$1,986,022

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	36.1
Health care	23.2
Information technology	22.5
Consumer discretionary	6.9
Financials	6.4
Utilities	1.9
Real estate	1.4
Consumer staples	1.2
Energy	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Bloom Energy Corp. Class A	3.7
Fabrinet	3.5
Modine Manufacturing Co.	2.7
Construction Partners, Inc. Class A	2.6
Semtech Corp.	2.4
Legence Corp. Class A	2.2
Ensign Group, Inc.	2.2
Viavi Solutions, Inc.	2.2
Carpenter Technology Corp.	2.1
RBC Bearings, Inc.	2.0

Material Fund Change [Text Block]
C000064995
Shareholder Report [Line Items]
Fund Name			Emerging Growth Fund
Class Name			Institutional Class
Trading Symbol			WEMIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$106	0.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 106
Expense Ratio, Percent			0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, the Russell 2000® Growth Index, for the period. The 12-month period that ended on April 30, 2026, was a strong but volatile one for U.S. equities. Despite aggressive shifts in U.S. government policies, economic growth remained positive though slowing, inflation eased, and consumer strength persisted. Additionally, a super cycle of artificial intelligence (AI)-related investments continued and the race for computing power drove historically high index concentration. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization and a potential bubble. With the outbreak of the Iran war, the period ended with elevated geopolitical risk and volatile shifts in market leadership.

Against this backdrop, security selection within industrials contributed to performance, led by CECO Environmental Corp. and Argan, Inc., which benefited from strong demand tied to the buildout of cleaner, reliable power infrastructure. Holdings within information technology detracted from returns. We exited Commvault Systems, Inc. due to renewed pessimism around potential AI disruption in software.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,256	$10,269	$10,179
6/30/2016	$10,505	$10,222	$10,200
7/31/2016	$11,383	$10,891	$10,605
8/31/2016	$11,531	$11,006	$10,632
9/30/2016	$11,616	$11,165	$10,648
10/31/2016	$10,847	$10,471	$10,418
11/30/2016	$11,717	$11,408	$10,884
12/31/2016	$11,507	$11,563	$11,097
1/31/2017	$12,092	$11,751	$11,305
2/28/2017	$12,355	$12,039	$11,726
3/31/2017	$12,487	$12,182	$11,734
4/30/2017	$12,808	$12,406	$11,858
5/31/2017	$12,726	$12,293	$11,980
6/30/2017	$13,261	$12,717	$12,088
7/31/2017	$13,442	$12,825	$12,316
8/31/2017	$13,343	$12,810	$12,339
9/30/2017	$13,993	$13,507	$12,640
10/31/2017	$14,290	$13,717	$12,916
11/30/2017	$14,553	$14,110	$13,308
12/31/2017	$14,531	$14,127	$13,441
1/31/2018	$15,375	$14,677	$14,150
2/28/2018	$15,449	$14,259	$13,628
3/31/2018	$15,728	$14,451	$13,355
4/30/2018	$15,746	$14,466	$13,406
5/31/2018	$16,981	$15,376	$13,784
6/30/2018	$17,268	$15,497	$13,874
7/31/2018	$17,352	$15,763	$14,335
8/31/2018	$19,254	$16,744	$14,838
9/30/2018	$18,929	$16,353	$14,863
10/31/2018	$16,702	$14,283	$13,768
11/30/2018	$16,814	$14,507	$14,044
12/31/2018	$14,731	$12,812	$12,737
1/31/2019	$16,236	$14,291	$13,830
2/28/2019	$17,308	$15,214	$14,316
3/31/2019	$17,114	$15,008	$14,526
4/30/2019	$17,913	$15,465	$15,106
5/31/2019	$16,909	$14,318	$14,128
6/30/2019	$18,220	$15,421	$15,120
7/31/2019	$18,232	$15,571	$15,345
8/31/2019	$17,285	$14,900	$15,032
9/30/2019	$16,579	$14,777	$15,296
10/31/2019	$17,069	$15,198	$15,625
11/30/2019	$18,312	$16,092	$16,219
12/31/2019	$18,471	$16,461	$16,688
1/31/2020	$18,986	$16,280	$16,669
2/29/2020	$17,489	$15,104	$15,305
3/31/2020	$14,302	$12,220	$13,200
4/30/2020	$16,890	$14,040	$14,948
5/31/2020	$19,513	$15,367	$15,748
6/30/2020	$20,435	$15,957	$16,108
7/31/2020	$21,789	$16,505	$17,022
8/31/2020	$23,490	$17,474	$18,255
9/30/2020	$23,250	$17,099	$17,591
10/31/2020	$23,322	$17,229	$17,211
11/30/2020	$27,012	$20,267	$19,305
12/31/2020	$29,330	$22,162	$20,173
1/31/2021	$30,031	$23,230	$20,084
2/28/2021	$30,877	$23,997	$20,711
3/31/2021	$29,563	$23,242	$21,454
4/30/2021	$31,520	$23,749	$22,560
5/31/2021	$30,001	$23,071	$22,663
6/30/2021	$32,060	$24,153	$23,222
7/31/2021	$32,089	$23,273	$23,614
8/31/2021	$33,418	$23,696	$24,288
9/30/2021	$32,483	$22,787	$23,198
10/31/2021	$34,848	$23,855	$24,767
11/30/2021	$31,929	$22,689	$24,390
12/31/2021	$31,615	$22,790	$25,350
1/31/2022	$26,465	$19,736	$23,859
2/28/2022	$26,764	$19,822	$23,258
3/31/2022	$26,863	$19,912	$24,012
4/30/2022	$22,886	$17,469	$21,857
5/31/2022	$21,315	$17,139	$21,828
6/30/2022	$20,162	$16,078	$20,002
7/31/2022	$22,409	$17,878	$21,878
8/31/2022	$21,932	$17,710	$21,062
9/30/2022	$20,182	$16,117	$19,109
10/31/2022	$21,693	$17,647	$20,676
11/30/2022	$22,270	$17,934	$21,755
12/31/2022	$20,739	$16,783	$20,481
1/31/2023	$22,369	$18,453	$21,892
2/28/2023	$22,449	$18,253	$21,380
3/31/2023	$21,912	$17,802	$21,952
4/30/2023	$21,296	$17,596	$22,186
5/31/2023	$20,958	$17,599	$22,272
6/30/2023	$22,668	$19,058	$23,793
7/31/2023	$22,966	$19,949	$24,646
8/31/2023	$21,455	$18,910	$24,170
9/30/2023	$20,003	$17,663	$23,019
10/31/2023	$18,094	$16,301	$22,408
11/30/2023	$20,122	$17,785	$24,498
12/31/2023	$21,673	$19,915	$25,797
1/31/2024	$21,554	$19,276	$26,083
2/29/2024	$23,741	$20,842	$27,495
3/31/2024	$23,960	$21,425	$28,382
4/30/2024	$22,310	$19,775	$27,133
5/31/2024	$23,582	$20,834	$28,415
6/30/2024	$23,960	$20,799	$29,295
7/31/2024	$24,338	$22,502	$29,839
8/31/2024	$25,153	$22,253	$30,489
9/30/2024	$25,630	$22,548	$31,120
10/31/2024	$25,054	$22,249	$30,891
11/30/2024	$28,096	$24,977	$32,946
12/31/2024	$25,816	$22,933	$31,939
1/31/2025	$26,788	$23,658	$32,947
2/28/2025	$25,034	$22,056	$32,316
3/31/2025	$23,112	$20,383	$30,431
4/30/2025	$23,513	$20,253	$30,227
5/31/2025	$25,140	$21,553	$32,143
6/30/2025	$26,175	$22,822	$33,776
7/31/2025	$26,857	$23,211	$34,520
8/31/2025	$27,981	$24,584	$35,318
9/30/2025	$28,715	$25,605	$36,537
10/31/2025	$28,761	$26,434	$37,320
11/30/2025	$29,174	$26,253	$37,423
12/31/2025	$28,290	$25,917	$37,415
1/31/2026	$28,891	$26,947	$37,996
2/28/2026	$29,215	$26,882	$37,815
3/31/2026	$27,156	$25,189	$35,935
4/30/2026	$31,782	$28,889	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	35.17	0.17	12.26
Russell 2000® Growth Index	42.64	4.00	11.19
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 324,538,507
Holdings Count | Holding			80
Advisory Fees Paid, Amount			$ 1,986,022
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$324,538,507
# of portfolio holdings	80
Portfolio turnover rate	58%
Total advisory fees paid	$1,986,022

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	36.1
Health care	23.2
Information technology	22.5
Consumer discretionary	6.9
Financials	6.4
Utilities	1.9
Real estate	1.4
Consumer staples	1.2
Energy	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Bloom Energy Corp. Class A	3.7
Fabrinet	3.5
Modine Manufacturing Co.	2.7
Construction Partners, Inc. Class A	2.6
Semtech Corp.	2.4
Legence Corp. Class A	2.2
Ensign Group, Inc.	2.2
Viavi Solutions, Inc.	2.2
Carpenter Technology Corp.	2.1
RBC Bearings, Inc.	2.0

Material Fund Change [Text Block]
C000019957
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Class A
Trading Symbol			CBEAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$90	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 90
Expense Ratio, Percent	[15]		0.81%
Expenses Represent Both Master and Feeder [Text]			Expenses shown aggregate those of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated as the “tariff tantrum” led to a narrow, high-risk, low-quality, rally. Risk appetites became more balanced in October 2025 as investors digested inflation and employment data, emerging credit concerns, and skepticism about data center buildout skepticism. In March 2026, the Iran conflict led energy prices higher until a ceasefire was announced in April.

The Fund made minor changes to sector allocation, increasing exposure to information technology while reducing exposure to financials. A large contributor was Citigroup, Inc., one of the world’s largest diversified financial institutions. Its management continues to exit lower margin, non-core franchises and cut costs to improve returns and reduce credit needs. The largest detractor was Fiserv, Inc. (This security was no longer held at the end of the reporting period.), a leading provider of financial technology platforms. Its management reset expectations across several business areas, tempering prior optimism built over years of strong performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 1000® Value Index	Russell 3000® Index
4/30/2016	$9,426	$10,000	$10,000
5/31/2016	$9,478	$10,155	$10,179
6/30/2016	$9,365	$10,243	$10,200
7/31/2016	$9,751	$10,541	$10,605
8/31/2016	$9,887	$10,622	$10,632
9/30/2016	$9,796	$10,600	$10,648
10/31/2016	$9,584	$10,436	$10,418
11/30/2016	$10,197	$11,032	$10,884
12/31/2016	$10,408	$11,307	$11,097
1/31/2017	$10,586	$11,388	$11,305
2/28/2017	$10,942	$11,797	$11,726
3/31/2017	$11,065	$11,677	$11,734
4/30/2017	$11,174	$11,655	$11,858
5/31/2017	$11,243	$11,644	$11,980
6/30/2017	$11,661	$11,834	$12,088
7/31/2017	$11,784	$11,991	$12,316
8/31/2017	$11,692	$11,852	$12,339
9/30/2017	$11,885	$12,203	$12,640
10/31/2017	$11,947	$12,291	$12,916
11/30/2017	$12,272	$12,668	$13,308
12/31/2017	$12,389	$12,852	$13,441
1/31/2018	$12,947	$13,349	$14,150
2/28/2018	$12,320	$12,712	$13,628
3/31/2018	$12,157	$12,488	$13,355
4/30/2018	$12,037	$12,530	$13,406
5/31/2018	$11,951	$12,604	$13,784
6/30/2018	$12,037	$12,635	$13,874
7/31/2018	$12,440	$13,135	$14,335
8/31/2018	$12,595	$13,329	$14,838
9/30/2018	$12,621	$13,356	$14,863
10/31/2018	$11,719	$12,664	$13,768
11/30/2018	$12,226	$13,042	$14,044
12/31/2018	$10,816	$11,790	$12,737
1/31/2019	$11,989	$12,708	$13,830
2/28/2019	$12,417	$13,114	$14,316
3/31/2019	$12,454	$13,197	$14,526
4/30/2019	$13,004	$13,665	$15,106
5/31/2019	$12,110	$12,786	$14,128
6/30/2019	$13,115	$13,704	$15,120
7/31/2019	$13,320	$13,818	$15,345
8/31/2019	$12,976	$13,412	$15,032
9/30/2019	$13,460	$13,890	$15,296
10/31/2019	$13,711	$14,084	$15,625
11/30/2019	$14,270	$14,520	$16,219
12/31/2019	$14,670	$14,919	$16,688
1/31/2020	$14,182	$14,598	$16,669
2/29/2020	$12,933	$13,184	$15,305
3/31/2020	$10,109	$10,931	$13,200
4/30/2020	$11,257	$12,160	$14,948
5/31/2020	$11,673	$12,577	$15,748
6/30/2020	$11,683	$12,493	$16,108
7/31/2020	$12,313	$12,987	$17,022
8/31/2020	$12,963	$13,524	$18,255
9/30/2020	$12,618	$13,192	$17,591
10/31/2020	$12,628	$13,019	$17,211
11/30/2020	$14,528	$14,770	$19,305
12/31/2020	$15,335	$15,336	$20,173
1/31/2021	$14,971	$15,196	$20,084
2/28/2021	$16,018	$16,114	$20,711
3/31/2021	$17,054	$17,062	$21,454
4/30/2021	$17,940	$17,745	$22,560
5/31/2021	$18,325	$18,159	$22,663
6/30/2021	$17,844	$17,951	$23,222
7/31/2021	$18,058	$18,094	$23,614
8/31/2021	$18,314	$18,453	$24,288
9/30/2021	$17,630	$17,811	$23,198
10/31/2021	$18,463	$18,715	$24,767
11/30/2021	$17,460	$18,056	$24,390
12/31/2021	$18,732	$19,195	$25,350
1/31/2022	$18,719	$18,748	$23,859
2/28/2022	$18,622	$18,530	$23,258
3/31/2022	$18,756	$19,053	$24,012
4/30/2022	$17,622	$17,979	$21,857
5/31/2022	$18,073	$18,328	$21,828
6/30/2022	$16,671	$16,727	$20,002
7/31/2022	$17,634	$17,836	$21,878
8/31/2022	$16,854	$17,304	$21,062
9/30/2022	$15,402	$15,787	$19,109
10/31/2022	$16,927	$17,406	$20,676
11/30/2022	$18,000	$18,493	$21,755
12/31/2022	$17,497	$17,748	$20,481
1/31/2023	$18,669	$18,668	$21,892
2/28/2023	$18,083	$18,009	$21,380
3/31/2023	$17,707	$17,927	$21,952
4/30/2023	$18,038	$18,197	$22,186
5/31/2023	$17,316	$17,495	$22,272
6/30/2023	$18,774	$18,657	$23,793
7/31/2023	$19,375	$19,313	$24,646
8/31/2023	$18,849	$18,792	$24,170
9/30/2023	$17,978	$18,066	$23,019
10/31/2023	$17,376	$17,429	$22,408
11/30/2023	$18,940	$18,744	$24,498
12/31/2023	$20,112	$19,782	$25,797
1/31/2024	$20,045	$19,803	$26,083
2/29/2024	$20,315	$20,533	$27,495
3/31/2024	$21,415	$21,560	$28,382
4/30/2024	$20,654	$20,639	$27,133
5/31/2024	$21,482	$21,293	$28,415
6/30/2024	$21,465	$21,093	$29,295
7/31/2024	$22,480	$22,171	$29,839
8/31/2024	$23,360	$22,766	$30,489
9/30/2024	$23,343	$23,082	$31,120
10/31/2024	$23,039	$22,828	$30,891
11/30/2024	$24,138	$24,286	$32,946
12/31/2024	$22,730	$22,625	$31,939
1/31/2025	$23,844	$23,672	$32,947
2/28/2025	$23,753	$23,768	$32,316
3/31/2025	$23,116	$23,108	$30,431
4/30/2025	$22,798	$22,404	$30,227
5/31/2025	$23,685	$23,190	$32,143
6/30/2025	$24,595	$23,983	$33,776
7/31/2025	$24,709	$24,121	$34,520
8/31/2025	$25,733	$24,890	$35,318
9/30/2025	$25,824	$25,261	$36,537
10/31/2025	$25,574	$25,373	$37,320
11/30/2025	$26,325	$26,047	$37,423
12/31/2025	$26,448	$26,224	$37,415
1/31/2026	$27,450	$27,420	$37,996
2/28/2026	$28,196	$28,131	$37,815
3/31/2026	$26,294	$26,774	$35,935
4/30/2026	$28,067	$28,958	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	23.11	9.36	11.53
Class A with Load	16.05	8.08	10.87
Russell 1000® Value Index	29.25	10.29	11.22
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date		May 01, 2025
AssetsNet			$ 154,848,961
Holdings Count | Holding			45
Advisory Fees Paid, Amount	[16]		$ 321,858
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$154,848,961
# of portfolio holdings	45
Portfolio turnover rate	56%
Total advisory fees paid	$321,858Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Financials	18.3
Industrials	16.6
Information technology	12.1
Health care	11.7
Consumer discretionary	8.9
Energy	7.0
Consumer staples	6.2
Communication services	5.9
Materials	5.6
Utilities	4.4
Real estate	3.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	5.8
Amazon.com, Inc.	5.2
NextEra Energy, Inc.	4.4
Qnity Electronics, Inc.	4.1
Canadian Pacific Kansas City Ltd.	3.8
Berkshire Hathaway, Inc. Class B	3.3
Capital One Financial Corp.	3.2
Eaton Corp. PLC	3.1
Honeywell International, Inc.	2.8
Labcorp Holdings, Inc.	2.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176621
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Class R6
Trading Symbol			CBEJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$45	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 45
Expense Ratio, Percent	[17]		0.40%
Expenses Represent Both Master and Feeder [Text]			Expenses shown aggregate those of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated as the “tariff tantrum” led to a narrow, high-risk, low-quality, rally. Risk appetites became more balanced in October 2025 as investors digested inflation and employment data, emerging credit concerns, and skepticism about data center buildout skepticism. In March 2026, the Iran conflict led energy prices higher until a ceasefire was announced in April.

The Fund made minor changes to sector allocation, increasing exposure to information technology while reducing exposure to financials. A large contributor was Citigroup, Inc., one of the world’s largest diversified financial institutions. Its management continues to exit lower margin, non-core franchises and cut costs to improve returns and reduce credit needs. The largest detractor was Fiserv, Inc. (This security was no longer held at the end of the reporting period.), a leading provider of financial technology platforms. Its management reset expectations across several business areas, tempering prior optimism built over years of strong performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 1000® Value Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,055	$10,155	$10,179
6/30/2016	$9,935	$10,243	$10,200
7/31/2016	$10,350	$10,541	$10,605
8/31/2016	$10,494	$10,622	$10,632
9/30/2016	$10,397	$10,600	$10,648
10/31/2016	$10,181	$10,436	$10,418
11/30/2016	$10,837	$11,032	$10,884
12/31/2016	$11,067	$11,307	$11,097
1/31/2017	$11,256	$11,388	$11,305
2/28/2017	$11,642	$11,797	$11,726
3/31/2017	$11,773	$11,677	$11,734
4/30/2017	$11,896	$11,655	$11,858
5/31/2017	$11,978	$11,644	$11,980
6/30/2017	$12,421	$11,834	$12,088
7/31/2017	$12,561	$11,991	$12,316
8/31/2017	$12,471	$11,852	$12,339
9/30/2017	$12,676	$12,203	$12,640
10/31/2017	$12,742	$12,291	$12,916
11/30/2017	$13,095	$12,668	$13,308
12/31/2017	$13,227	$12,852	$13,441
1/31/2018	$13,831	$13,349	$14,150
2/28/2018	$13,163	$12,712	$13,628
3/31/2018	$12,998	$12,488	$13,355
4/30/2018	$12,870	$12,530	$13,406
5/31/2018	$12,787	$12,604	$13,784
6/30/2018	$12,879	$12,635	$13,874
7/31/2018	$13,318	$13,135	$14,335
8/31/2018	$13,492	$13,329	$14,838
9/30/2018	$13,520	$13,356	$14,863
10/31/2018	$12,559	$12,664	$13,768
11/30/2018	$13,108	$13,042	$14,044
12/31/2018	$11,595	$11,790	$12,737
1/31/2019	$12,860	$12,708	$13,830
2/28/2019	$13,329	$13,114	$14,316
3/31/2019	$13,378	$13,197	$14,526
4/30/2019	$13,966	$13,665	$15,106
5/31/2019	$13,010	$12,786	$14,128
6/30/2019	$14,086	$13,704	$15,120
7/31/2019	$14,325	$13,818	$15,345
8/31/2019	$13,956	$13,412	$15,032
9/30/2019	$14,484	$13,890	$15,296
10/31/2019	$14,763	$14,084	$15,625
11/30/2019	$15,361	$14,520	$16,219
12/31/2019	$15,797	$14,919	$16,688
1/31/2020	$15,273	$14,598	$16,669
2/29/2020	$13,941	$13,184	$15,305
3/31/2020	$10,906	$10,931	$13,200
4/30/2020	$12,140	$12,160	$14,948
5/31/2020	$12,587	$12,577	$15,748
6/30/2020	$12,609	$12,493	$16,108
7/31/2020	$13,286	$12,987	$17,022
8/31/2020	$13,995	$13,524	$18,255
9/30/2020	$13,635	$13,192	$17,591
10/31/2020	$13,657	$13,019	$17,211
11/30/2020	$15,709	$14,770	$19,305
12/31/2020	$16,597	$15,336	$20,173
1/31/2021	$16,194	$15,196	$20,084
2/28/2021	$17,334	$16,114	$20,711
3/31/2021	$18,463	$17,062	$21,454
4/30/2021	$19,430	$17,745	$22,560
5/31/2021	$19,857	$18,159	$22,663
6/30/2021	$19,350	$17,951	$23,222
7/31/2021	$19,569	$18,094	$23,614
8/31/2021	$19,857	$18,453	$24,288
9/30/2021	$19,131	$17,811	$23,198
10/31/2021	$20,041	$18,715	$24,767
11/30/2021	$18,958	$18,056	$24,390
12/31/2021	$20,348	$19,195	$25,350
1/31/2022	$20,335	$18,748	$23,859
2/28/2022	$20,243	$18,530	$23,258
3/31/2022	$20,401	$19,053	$24,012
4/30/2022	$19,174	$17,979	$21,857
5/31/2022	$19,662	$18,328	$21,828
6/30/2022	$18,158	$16,727	$20,002
7/31/2022	$19,200	$17,836	$21,878
8/31/2022	$18,356	$17,304	$21,062
9/30/2022	$16,785	$15,787	$19,109
10/31/2022	$18,448	$17,406	$20,676
11/30/2022	$19,623	$18,493	$21,755
12/31/2022	$19,088	$17,748	$20,481
1/31/2023	$20,377	$18,668	$21,892
2/28/2023	$19,741	$18,009	$21,380
3/31/2023	$19,332	$17,927	$21,952
4/30/2023	$19,708	$18,197	$22,186
5/31/2023	$18,924	$17,495	$22,272
6/30/2023	$20,524	$18,657	$23,793
7/31/2023	$21,194	$19,313	$24,646
8/31/2023	$20,622	$18,792	$24,170
9/30/2023	$19,675	$18,066	$23,019
10/31/2023	$19,022	$17,429	$22,408
11/30/2023	$20,737	$18,744	$24,498
12/31/2023	$22,049	$19,782	$25,797
1/31/2024	$21,975	$19,803	$26,083
2/29/2024	$22,289	$20,533	$27,495
3/31/2024	$23,487	$21,560	$28,382
4/30/2024	$22,658	$20,639	$27,133
5/31/2024	$23,561	$21,293	$28,415
6/30/2024	$23,561	$21,093	$29,295
7/31/2024	$24,686	$22,171	$29,839
8/31/2024	$25,663	$22,766	$30,489
9/30/2024	$25,644	$23,082	$31,120
10/31/2024	$25,331	$22,828	$30,891
11/30/2024	$26,529	$24,286	$32,946
12/31/2024	$24,997	$22,625	$31,939
1/31/2025	$26,213	$23,672	$32,947
2/28/2025	$26,139	$23,768	$32,316
3/31/2025	$25,444	$23,108	$30,431
4/30/2025	$25,096	$22,404	$30,227
5/31/2025	$26,089	$23,190	$32,143
6/30/2025	$27,107	$23,983	$33,776
7/31/2025	$27,231	$24,121	$34,520
8/31/2025	$28,348	$24,890	$35,318
9/30/2025	$28,472	$25,261	$36,537
10/31/2025	$28,224	$25,373	$37,320
11/30/2025	$29,043	$26,047	$37,423
12/31/2025	$29,185	$26,224	$37,415
1/31/2026	$30,310	$27,420	$37,996
2/28/2026	$31,153	$28,131	$37,815
3/31/2026	$29,045	$26,774	$35,935
4/30/2026	$31,013	$28,958	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	23.58	9.80	11.98
Russell 1000® Value Index	29.25	10.29	11.22
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date		May 01, 2025
AssetsNet			$ 154,848,961
Holdings Count | Holding			45
Advisory Fees Paid, Amount	[18]		$ 321,858
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$154,848,961
# of portfolio holdings	45
Portfolio turnover rate	56%
Total advisory fees paid	$321,858Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Financials	18.3
Industrials	16.6
Information technology	12.1
Health care	11.7
Consumer discretionary	8.9
Energy	7.0
Consumer staples	6.2
Communication services	5.9
Materials	5.6
Utilities	4.4
Real estate	3.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	5.8
Amazon.com, Inc.	5.2
NextEra Energy, Inc.	4.4
Qnity Electronics, Inc.	4.1
Canadian Pacific Kansas City Ltd.	3.8
Berkshire Hathaway, Inc. Class B	3.3
Capital One Financial Corp.	3.2
Eaton Corp. PLC	3.1
Honeywell International, Inc.	2.8
Labcorp Holdings, Inc.	2.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000019962
Shareholder Report [Line Items]
Fund Name			Large Cap Value Fund
Class Name			Institutional Class
Trading Symbol			CBLSX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 56
Expense Ratio, Percent	[19]		0.50%
Expenses Represent Both Master and Feeder [Text]			Expenses shown aggregate those of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed its benchmark, driven by stock selection. Investors’ risk appetites fluctuated as the “tariff tantrum” led to a narrow, high-risk, low-quality, rally. Risk appetites became more balanced in October 2025 as investors digested inflation and employment data, emerging credit concerns, and skepticism about data center buildout skepticism. In March 2026, the Iran conflict led energy prices higher until a ceasefire was announced in April.

The Fund made minor changes to sector allocation, increasing exposure to information technology while reducing exposure to financials. A large contributor was Citigroup, Inc., one of the world’s largest diversified financial institutions. Its management continues to exit lower margin, non-core franchises and cut costs to improve returns and reduce credit needs. The largest detractor was Fiserv, Inc. (This security was no longer held at the end of the reporting period.), a leading provider of financial technology platforms. Its management reset expectations across several business areas, tempering prior optimism built over years of strong performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 1000® Value Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,056	$10,155	$10,179
6/30/2016	$9,936	$10,243	$10,200
7/31/2016	$10,352	$10,541	$10,605
8/31/2016	$10,496	$10,622	$10,632
9/30/2016	$10,400	$10,600	$10,648
10/31/2016	$10,184	$10,436	$10,418
11/30/2016	$10,840	$11,032	$10,884
12/31/2016	$11,068	$11,307	$11,097
1/31/2017	$11,257	$11,388	$11,305
2/28/2017	$11,643	$11,797	$11,726
3/31/2017	$11,774	$11,677	$11,734
4/30/2017	$11,897	$11,655	$11,858
5/31/2017	$11,971	$11,644	$11,980
6/30/2017	$12,415	$11,834	$12,088
7/31/2017	$12,554	$11,991	$12,316
8/31/2017	$12,464	$11,852	$12,339
9/30/2017	$12,669	$12,203	$12,640
10/31/2017	$12,735	$12,291	$12,916
11/30/2017	$13,088	$12,668	$13,308
12/31/2017	$13,210	$12,852	$13,441
1/31/2018	$13,814	$13,349	$14,150
2/28/2018	$13,146	$12,712	$13,628
3/31/2018	$12,982	$12,488	$13,355
4/30/2018	$12,853	$12,530	$13,406
5/31/2018	$12,771	$12,604	$13,784
6/30/2018	$12,863	$12,635	$13,874
7/31/2018	$13,302	$13,135	$14,335
8/31/2018	$13,466	$13,329	$14,838
9/30/2018	$13,503	$13,356	$14,863
10/31/2018	$12,542	$12,664	$13,768
11/30/2018	$13,082	$13,042	$14,044
12/31/2018	$11,578	$11,790	$12,737
1/31/2019	$12,841	$12,708	$13,830
2/28/2019	$13,299	$13,114	$14,316
3/31/2019	$13,348	$13,197	$14,526
4/30/2019	$13,935	$13,665	$15,106
5/31/2019	$12,980	$12,786	$14,128
6/30/2019	$14,054	$13,704	$15,120
7/31/2019	$14,293	$13,818	$15,345
8/31/2019	$13,925	$13,412	$15,032
9/30/2019	$14,442	$13,890	$15,296
10/31/2019	$14,721	$14,084	$15,625
11/30/2019	$15,318	$14,520	$16,219
12/31/2019	$15,758	$14,919	$16,688
1/31/2020	$15,225	$14,598	$16,669
2/29/2020	$13,897	$13,184	$15,305
3/31/2020	$10,872	$10,931	$13,200
4/30/2020	$12,102	$12,160	$14,948
5/31/2020	$12,548	$12,577	$15,748
6/30/2020	$12,570	$12,493	$16,108
7/31/2020	$13,244	$12,987	$17,022
8/31/2020	$13,952	$13,524	$18,255
9/30/2020	$13,582	$13,192	$17,591
10/31/2020	$13,604	$13,019	$17,211
11/30/2020	$15,650	$14,770	$19,305
12/31/2020	$16,527	$15,336	$20,173
1/31/2021	$16,126	$15,196	$20,084
2/28/2021	$17,262	$16,114	$20,711
3/31/2021	$18,386	$17,062	$21,454
4/30/2021	$19,349	$17,745	$22,560
5/31/2021	$19,773	$18,159	$22,663
6/30/2021	$19,257	$17,951	$23,222
7/31/2021	$19,487	$18,094	$23,614
8/31/2021	$19,773	$18,453	$24,288
9/30/2021	$19,051	$17,811	$23,198
10/31/2021	$19,945	$18,715	$24,767
11/30/2021	$18,867	$18,056	$24,390
12/31/2021	$20,243	$19,195	$25,350
1/31/2022	$20,243	$18,748	$23,859
2/28/2022	$20,138	$18,530	$23,258
3/31/2022	$20,296	$19,053	$24,012
4/30/2022	$19,075	$17,979	$21,857
5/31/2022	$19,561	$18,328	$21,828
6/30/2022	$18,051	$16,727	$20,002
7/31/2022	$19,088	$17,836	$21,878
8/31/2022	$18,261	$17,304	$21,062
9/30/2022	$16,686	$15,787	$19,109
10/31/2022	$18,340	$17,406	$20,676
11/30/2022	$19,508	$18,493	$21,755
12/31/2022	$18,973	$17,748	$20,481
1/31/2023	$20,254	$18,668	$21,892
2/28/2023	$19,621	$18,009	$21,380
3/31/2023	$19,216	$17,927	$21,952
4/30/2023	$19,573	$18,197	$22,186
5/31/2023	$18,794	$17,495	$22,272
6/30/2023	$20,383	$18,657	$23,793
7/31/2023	$21,048	$19,313	$24,646
8/31/2023	$20,481	$18,792	$24,170
9/30/2023	$19,540	$18,066	$23,019
10/31/2023	$18,892	$17,429	$22,408
11/30/2023	$20,594	$18,744	$24,498
12/31/2023	$21,892	$19,782	$25,797
1/31/2024	$21,819	$19,803	$26,083
2/29/2024	$22,130	$20,533	$27,495
3/31/2024	$23,319	$21,560	$28,382
4/30/2024	$22,496	$20,639	$27,133
5/31/2024	$23,392	$21,293	$28,415
6/30/2024	$23,374	$21,093	$29,295
7/31/2024	$24,507	$22,171	$29,839
8/31/2024	$25,458	$22,766	$30,489
9/30/2024	$25,440	$23,082	$31,120
10/31/2024	$25,129	$22,828	$30,891
11/30/2024	$26,318	$24,286	$32,946
12/31/2024	$24,804	$22,625	$31,939
1/31/2025	$26,010	$23,672	$32,947
2/28/2025	$25,936	$23,768	$32,316
3/31/2025	$25,222	$23,108	$30,431
4/30/2025	$24,902	$22,404	$30,227
5/31/2025	$25,862	$23,190	$32,143
6/30/2025	$26,871	$23,983	$33,776
7/31/2025	$26,994	$24,121	$34,520
8/31/2025	$28,101	$24,890	$35,318
9/30/2025	$28,224	$25,261	$36,537
10/31/2025	$27,953	$25,373	$37,320
11/30/2025	$28,790	$26,047	$37,423
12/31/2025	$28,933	$26,224	$37,415
1/31/2026	$30,047	$27,420	$37,996
2/28/2026	$30,854	$28,131	$37,815
3/31/2026	$28,766	$26,774	$35,935
4/30/2026	$30,715	$28,958	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	23.34	9.68	11.88
Russell 1000® Value Index	29.25	10.29	11.22
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date		May 01, 2025
AssetsNet			$ 154,848,961
Holdings Count | Holding			45
Advisory Fees Paid, Amount	[20]		$ 321,858
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$154,848,961
# of portfolio holdings	45
Portfolio turnover rate	56%
Total advisory fees paid	$321,858Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Financials	18.3
Industrials	16.6
Information technology	12.1
Health care	11.7
Consumer discretionary	8.9
Energy	7.0
Consumer staples	6.2
Communication services	5.9
Materials	5.6
Utilities	4.4
Real estate	3.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	5.8
Amazon.com, Inc.	5.2
NextEra Energy, Inc.	4.4
Qnity Electronics, Inc.	4.1
Canadian Pacific Kansas City Ltd.	3.8
Berkshire Hathaway, Inc. Class B	3.3
Capital One Financial Corp.	3.2
Eaton Corp. PLC	3.1
Honeywell International, Inc.	2.8
Labcorp Holdings, Inc.	2.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective December 31, 2026, James M. Tringas, CFA, will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000020321
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Class A
Trading Symbol			IPBAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$86	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 86
Expense Ratio, Percent	[21]		0.77%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown that lead to a dearth of data. Geopolitical risk remained. U.S. economic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in one theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased exposure to commodities during the period. Exposure to precious metals equities and commodities and tactical asset allocation were the primary drivers of outperformance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Real Return Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$9,550	$10,000	$10,000	$10,000
5/31/2016	$9,494	$9,929	$10,003	$10,179
6/30/2016	$9,732	$10,136	$10,182	$10,200
7/31/2016	$9,810	$10,224	$10,247	$10,605
8/31/2016	$9,722	$10,178	$10,235	$10,632
9/30/2016	$9,790	$10,233	$10,229	$10,648
10/31/2016	$9,682	$10,192	$10,151	$10,418
11/30/2016	$9,504	$9,997	$9,911	$10,884
12/31/2016	$9,553	$9,987	$9,925	$11,097
1/31/2017	$9,650	$10,071	$9,944	$11,305
2/28/2017	$9,689	$10,118	$10,011	$11,726
3/31/2017	$9,683	$10,113	$10,006	$11,734
4/30/2017	$9,702	$10,173	$10,083	$11,858
5/31/2017	$9,705	$10,168	$10,160	$11,980
6/30/2017	$9,617	$10,072	$10,150	$12,088
7/31/2017	$9,689	$10,117	$10,194	$12,316
8/31/2017	$9,759	$10,225	$10,285	$12,339
9/30/2017	$9,733	$10,159	$10,236	$12,640
10/31/2017	$9,774	$10,181	$10,242	$12,916
11/30/2017	$9,794	$10,194	$10,229	$13,308
12/31/2017	$9,941	$10,287	$10,276	$13,441
1/31/2018	$9,922	$10,199	$10,158	$14,150
2/28/2018	$9,704	$10,100	$10,061	$13,628
3/31/2018	$9,784	$10,206	$10,126	$13,355
4/30/2018	$9,804	$10,200	$10,051	$13,406
5/31/2018	$9,826	$10,244	$10,122	$13,784
6/30/2018	$9,873	$10,285	$10,110	$13,874
7/31/2018	$9,882	$10,235	$10,112	$14,335
8/31/2018	$9,868	$10,309	$10,177	$14,838
9/30/2018	$9,820	$10,201	$10,112	$14,863
10/31/2018	$9,623	$10,054	$10,032	$13,768
11/30/2018	$9,657	$10,102	$10,092	$14,044
12/31/2018	$9,542	$10,158	$10,277	$12,737
1/31/2019	$9,796	$10,294	$10,386	$13,830
2/28/2019	$9,816	$10,293	$10,380	$14,316
3/31/2019	$9,999	$10,482	$10,580	$14,526
4/30/2019	$10,052	$10,517	$10,582	$15,106
5/31/2019	$10,078	$10,691	$10,770	$14,128
6/30/2019	$10,224	$10,782	$10,906	$15,120
7/31/2019	$10,273	$10,821	$10,930	$15,345
8/31/2019	$10,453	$11,078	$11,213	$15,032
9/30/2019	$10,381	$10,927	$11,153	$15,296
10/31/2019	$10,376	$10,955	$11,187	$15,625
11/30/2019	$10,398	$10,972	$11,181	$16,219
12/31/2019	$10,484	$11,014	$11,173	$16,688
1/31/2020	$10,598	$11,245	$11,388	$16,669
2/29/2020	$10,515	$11,400	$11,593	$15,305
3/31/2020	$10,114	$11,200	$11,525	$13,200
4/30/2020	$10,508	$11,512	$11,730	$14,948
5/31/2020	$10,630	$11,546	$11,784	$15,748
6/30/2020	$10,734	$11,675	$11,859	$16,108
7/31/2020	$11,046	$11,943	$12,036	$17,022
8/31/2020	$11,148	$12,074	$11,939	$18,255
9/30/2020	$11,072	$12,029	$11,932	$17,591
10/31/2020	$10,982	$11,952	$11,879	$17,211
11/30/2020	$11,193	$12,086	$11,995	$19,305
12/31/2020	$11,326	$12,224	$12,012	$20,173
1/31/2021	$11,316	$12,265	$11,926	$20,084
2/28/2021	$11,186	$12,067	$11,753	$20,711
3/31/2021	$11,279	$12,044	$11,607	$21,454
4/30/2021	$11,471	$12,213	$11,698	$22,560
5/31/2021	$11,598	$12,361	$11,737	$22,663
6/30/2021	$11,651	$12,436	$11,819	$23,222
7/31/2021	$11,894	$12,767	$11,951	$23,614
8/31/2021	$11,913	$12,745	$11,929	$24,288
9/30/2021	$11,771	$12,653	$11,825	$23,198
10/31/2021	$11,967	$12,797	$11,822	$24,767
11/30/2021	$12,021	$12,911	$11,857	$24,390
12/31/2021	$12,202	$12,952	$11,827	$25,350
1/31/2022	$11,902	$12,690	$11,572	$23,859
2/28/2022	$11,963	$12,799	$11,443	$23,258
3/31/2022	$11,916	$12,561	$11,125	$24,012
4/30/2022	$11,670	$12,304	$10,703	$21,857
5/31/2022	$11,538	$12,182	$10,772	$21,828
6/30/2022	$11,072	$11,797	$10,603	$20,002
7/31/2022	$11,572	$12,310	$10,862	$21,878
8/31/2022	$11,274	$11,983	$10,555	$21,062
9/30/2022	$10,572	$11,190	$10,099	$19,109
10/31/2022	$10,825	$11,329	$9,968	$20,676
11/30/2022	$11,113	$11,536	$10,335	$21,755
12/31/2022	$10,964	$11,418	$10,288	$20,481
1/31/2023	$11,241	$11,627	$10,604	$21,892
2/28/2023	$11,056	$11,468	$10,330	$21,380
3/31/2023	$11,334	$11,799	$10,593	$21,952
4/30/2023	$11,376	$11,812	$10,657	$22,186
5/31/2023	$11,181	$11,671	$10,541	$22,272
6/30/2023	$11,234	$11,632	$10,503	$23,793
7/31/2023	$11,299	$11,646	$10,496	$24,646
8/31/2023	$11,193	$11,542	$10,429	$24,170
9/30/2023	$10,975	$11,329	$10,164	$23,019
10/31/2023	$10,868	$11,247	$10,003	$22,408
11/30/2023	$11,196	$11,583	$10,456	$24,498
12/31/2023	$11,551	$12,032	$10,857	$25,797
1/31/2024	$11,467	$12,098	$10,827	$26,083
2/29/2024	$11,551	$12,271	$10,674	$27,495
3/31/2024	$11,867	$12,492	$10,773	$28,382
4/30/2024	$11,399	$12,127	$10,500	$27,133
5/31/2024	$11,723	$12,480	$10,678	$28,415
6/30/2024	$11,986	$12,709	$10,780	$29,295
7/31/2024	$12,228	$12,936	$11,031	$29,839
8/31/2024	$12,470	$13,141	$11,190	$30,489
9/30/2024	$12,659	$13,366	$11,340	$31,120
10/31/2024	$12,416	$13,162	$11,058	$30,891
11/30/2024	$12,841	$13,558	$11,175	$32,946
12/31/2024	$12,489	$13,276	$10,992	$31,939
1/31/2025	$12,636	$13,523	$11,051	$32,947
2/28/2025	$12,795	$13,606	$11,294	$32,316
3/31/2025	$12,584	$13,323	$11,298	$30,431
4/30/2025	$12,719	$13,310	$11,343	$30,227
5/31/2025	$12,854	$13,599	$11,261	$32,143
6/30/2025	$13,045	$13,972	$11,435	$33,776
7/31/2025	$13,045	$14,093	$11,404	$34,520
8/31/2025	$13,305	$14,329	$11,541	$35,318
9/30/2025	$13,636	$14,589	$11,667	$36,537
10/31/2025	$13,823	$14,756	$11,740	$37,320
11/30/2025	$13,861	$14,802	$11,813	$37,423
12/31/2025	$13,850	$14,776	$11,795	$37,415
1/31/2026	$14,746	$14,878	$11,808	$37,996
2/28/2026	$15,490	$14,975	$12,001	$37,815
3/31/2026	$15,456	$14,541	$11,789	$35,935
4/30/2026	$15,633	$15,192	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	22.91	6.39	5.05
Class A with Load	17.38	5.41	4.57
Real Return Blended IndexFootnote Reference*	14.14	4.46	4.27
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 216,642,552
Holdings Count | Holding			433
Advisory Fees Paid, Amount	[22]		$ 345,013
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$216,642,552
# of portfolio holdings	433
Portfolio turnover rate	59%
Total advisory fees paid	$345,013Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Common stocks	48.3
U.S. Treasury securities	28.7
Investment companies	11.6
Corporate bonds and notes	9.8
Yankee corporate bonds and notes	1.5
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares MSCI Brazil ETF	3.5
iShares MSCI South Korea ETF	3.3
TIPS, 2.13%, 1‑15‑2035	1.4
TIPS, 0.13%, 4‑15‑2027	1.2
TIPS, 0.13%, 1‑15‑2030	1.2
TIPS, 1.38%, 7‑15‑2033	1.1
TIPS, 0.50%, 1‑15‑2028	1.1
TIPS, 0.13%, 7‑15‑2030	1.0
TIPS, 1.63%, 10‑15‑2027	1.0
Alphabet, Inc. Class A	1.0

Material Fund Change [Text Block]
C000176626
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Class R6
Trading Symbol			IPBJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$45	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 45
Expense Ratio, Percent	[23]		0.40%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown that lead to a dearth of data. Geopolitical risk remained. U.S. economic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in one theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased exposure to commodities during the period. Exposure to precious metals equities and commodities and tactical asset allocation were the primary drivers of outperformance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Real Return Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,945	$9,929	$10,003	$10,179
6/30/2016	$10,202	$10,136	$10,182	$10,200
7/31/2016	$10,294	$10,224	$10,247	$10,605
8/31/2016	$10,193	$10,178	$10,235	$10,632
9/30/2016	$10,265	$10,233	$10,229	$10,648
10/31/2016	$10,163	$10,192	$10,151	$10,418
11/30/2016	$9,980	$9,997	$9,911	$10,884
12/31/2016	$10,036	$9,987	$9,925	$11,097
1/31/2017	$10,137	$10,071	$9,944	$11,305
2/28/2017	$10,178	$10,118	$10,011	$11,726
3/31/2017	$10,169	$10,113	$10,006	$11,734
4/30/2017	$10,190	$10,173	$10,083	$11,858
5/31/2017	$10,199	$10,168	$10,160	$11,980
6/30/2017	$10,112	$10,072	$10,150	$12,088
7/31/2017	$10,189	$10,117	$10,194	$12,316
8/31/2017	$10,266	$10,225	$10,285	$12,339
9/30/2017	$10,242	$10,159	$10,236	$12,640
10/31/2017	$10,289	$10,181	$10,242	$12,916
11/30/2017	$10,313	$10,194	$10,229	$13,308
12/31/2017	$10,472	$10,287	$10,276	$13,441
1/31/2018	$10,451	$10,199	$10,158	$14,150
2/28/2018	$10,234	$10,100	$10,061	$13,628
3/31/2018	$10,325	$10,206	$10,126	$13,355
4/30/2018	$10,346	$10,200	$10,051	$13,406
5/31/2018	$10,366	$10,244	$10,122	$13,784
6/30/2018	$10,429	$10,285	$10,110	$13,874
7/31/2018	$10,431	$10,235	$10,112	$14,335
8/31/2018	$10,420	$10,309	$10,177	$14,838
9/30/2018	$10,373	$10,201	$10,112	$14,863
10/31/2018	$10,171	$10,054	$10,032	$13,768
11/30/2018	$10,209	$10,102	$10,092	$14,044
12/31/2018	$10,094	$10,158	$10,277	$12,737
1/31/2019	$10,371	$10,294	$10,386	$13,830
2/28/2019	$10,392	$10,293	$10,380	$14,316
3/31/2019	$10,587	$10,482	$10,580	$14,526
4/30/2019	$10,645	$10,517	$10,582	$15,106
5/31/2019	$10,676	$10,691	$10,770	$14,128
6/30/2019	$10,834	$10,782	$10,906	$15,120
7/31/2019	$10,887	$10,821	$10,930	$15,345
8/31/2019	$11,080	$11,078	$11,213	$15,032
9/30/2019	$11,008	$10,927	$11,153	$15,296
10/31/2019	$11,017	$10,955	$11,187	$15,625
11/30/2019	$11,044	$10,972	$11,181	$16,219
12/31/2019	$11,129	$11,014	$11,173	$16,688
1/31/2020	$11,260	$11,245	$11,388	$16,669
2/29/2020	$11,172	$11,400	$11,593	$15,305
3/31/2020	$10,748	$11,200	$11,525	$13,200
4/30/2020	$11,163	$11,512	$11,730	$14,948
5/31/2020	$11,310	$11,546	$11,784	$15,748
6/30/2020	$11,419	$11,675	$11,859	$16,108
7/31/2020	$11,748	$11,943	$12,036	$17,022
8/31/2020	$11,866	$12,074	$11,939	$18,255
9/30/2020	$11,790	$12,029	$11,932	$17,591
10/31/2020	$11,700	$11,952	$11,879	$17,211
11/30/2020	$11,925	$12,086	$11,995	$19,305
12/31/2020	$12,071	$12,224	$12,012	$20,173
1/31/2021	$12,063	$12,265	$11,926	$20,084
2/28/2021	$11,929	$12,067	$11,753	$20,711
3/31/2021	$12,030	$12,044	$11,607	$21,454
4/30/2021	$12,238	$12,213	$11,698	$22,560
5/31/2021	$12,386	$12,361	$11,737	$22,663
6/30/2021	$12,445	$12,436	$11,819	$23,222
7/31/2021	$12,706	$12,767	$11,951	$23,614
8/31/2021	$12,730	$12,745	$11,929	$24,288
9/30/2021	$12,584	$12,653	$11,825	$23,198
10/31/2021	$12,795	$12,797	$11,822	$24,767
11/30/2021	$12,856	$12,911	$11,857	$24,390
12/31/2021	$13,065	$12,952	$11,827	$25,350
1/31/2022	$12,750	$12,690	$11,572	$23,859
2/28/2022	$12,806	$12,799	$11,443	$23,258
3/31/2022	$12,771	$12,561	$11,125	$24,012
4/30/2022	$12,515	$12,304	$10,703	$21,857
5/31/2022	$12,368	$12,182	$10,772	$21,828
6/30/2022	$11,878	$11,797	$10,603	$20,002
7/31/2022	$12,411	$12,310	$10,862	$21,878
8/31/2022	$12,100	$11,983	$10,555	$21,062
9/30/2022	$11,347	$11,190	$10,099	$19,109
10/31/2022	$11,618	$11,329	$9,968	$20,676
11/30/2022	$11,940	$11,536	$10,335	$21,755
12/31/2022	$11,776	$11,418	$10,288	$20,481
1/31/2023	$12,070	$11,627	$10,604	$21,892
2/28/2023	$11,886	$11,468	$10,330	$21,380
3/31/2023	$12,180	$11,799	$10,593	$21,952
4/30/2023	$12,240	$11,812	$10,657	$22,186
5/31/2023	$12,036	$11,671	$10,541	$22,272
6/30/2023	$12,085	$11,632	$10,503	$23,793
7/31/2023	$12,170	$11,646	$10,496	$24,646
8/31/2023	$12,048	$11,542	$10,429	$24,170
9/30/2023	$11,820	$11,329	$10,164	$23,019
10/31/2023	$11,709	$11,247	$10,003	$22,408
11/30/2023	$12,075	$11,583	$10,456	$24,498
12/31/2023	$12,459	$12,032	$10,857	$25,797
1/31/2024	$12,383	$12,098	$10,827	$26,083
2/29/2024	$12,472	$12,271	$10,674	$27,495
3/31/2024	$12,805	$12,492	$10,773	$28,382
4/30/2024	$12,306	$12,127	$10,500	$27,133
5/31/2024	$12,664	$12,480	$10,678	$28,415
6/30/2024	$12,956	$12,709	$10,780	$29,295
7/31/2024	$13,214	$12,936	$11,031	$29,839
8/31/2024	$13,485	$13,141	$11,190	$30,489
9/30/2024	$13,687	$13,366	$11,340	$31,120
10/31/2024	$13,427	$13,162	$11,058	$30,891
11/30/2024	$13,895	$13,558	$11,175	$32,946
12/31/2024	$13,520	$13,276	$10,992	$31,939
1/31/2025	$13,677	$13,523	$11,051	$32,947
2/28/2025	$13,860	$13,606	$11,294	$32,316
3/31/2025	$13,632	$13,323	$11,298	$30,431
4/30/2025	$13,777	$13,310	$11,343	$30,227
5/31/2025	$13,934	$13,599	$11,261	$32,143
6/30/2025	$14,151	$13,972	$11,435	$33,776
7/31/2025	$14,151	$14,093	$11,404	$34,520
8/31/2025	$14,442	$14,329	$11,541	$35,318
9/30/2025	$14,798	$14,589	$11,667	$36,537
10/31/2025	$14,999	$14,756	$11,740	$37,320
11/30/2025	$15,053	$14,802	$11,813	$37,423
12/31/2025	$15,043	$14,776	$11,795	$37,415
1/31/2026	$16,031	$14,878	$11,808	$37,996
2/28/2026	$16,842	$14,975	$12,001	$37,815
3/31/2026	$16,807	$14,541	$11,789	$35,935
4/30/2026	$17,010	$15,192	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	23.47	6.81	5.46
Real Return Blended IndexFootnote Reference†	14.14	4.46	4.27
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 216,642,552
Holdings Count | Holding			433
Advisory Fees Paid, Amount	[24]		$ 345,013
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$216,642,552
# of portfolio holdings	433
Portfolio turnover rate	59%
Total advisory fees paid	$345,013Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Common stocks	48.3
U.S. Treasury securities	28.7
Investment companies	11.6
Corporate bonds and notes	9.8
Yankee corporate bonds and notes	1.5
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares MSCI Brazil ETF	3.5
iShares MSCI South Korea ETF	3.3
TIPS, 2.13%, 1‑15‑2035	1.4
TIPS, 0.13%, 4‑15‑2027	1.2
TIPS, 0.13%, 1‑15‑2030	1.2
TIPS, 1.38%, 7‑15‑2033	1.1
TIPS, 0.50%, 1‑15‑2028	1.1
TIPS, 0.13%, 7‑15‑2030	1.0
TIPS, 1.63%, 10‑15‑2027	1.0
Alphabet, Inc. Class A	1.0

Material Fund Change [Text Block]
C000176627
Shareholder Report [Line Items]
Fund Name			Real Return Fund
Class Name			Institutional Class
Trading Symbol			IPBNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 50
Expense Ratio, Percent	[25]		0.45%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown that lead to a dearth of data. Geopolitical risk remained. U.S. economic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in one theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased exposure to commodities during the period. Exposure to precious metals equities and commodities and tactical asset allocation were the primary drivers of outperformance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Real Return Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,945	$9,929	$10,003	$10,179
6/30/2016	$10,202	$10,136	$10,182	$10,200
7/31/2016	$10,294	$10,224	$10,247	$10,605
8/31/2016	$10,193	$10,178	$10,235	$10,632
9/30/2016	$10,265	$10,233	$10,229	$10,648
10/31/2016	$10,163	$10,192	$10,151	$10,418
11/30/2016	$9,980	$9,997	$9,911	$10,884
12/31/2016	$10,036	$9,987	$9,925	$11,097
1/31/2017	$10,137	$10,071	$9,944	$11,305
2/28/2017	$10,177	$10,118	$10,011	$11,726
3/31/2017	$10,178	$10,113	$10,006	$11,734
4/30/2017	$10,198	$10,173	$10,083	$11,858
5/31/2017	$10,205	$10,168	$10,160	$11,980
6/30/2017	$10,106	$10,072	$10,150	$12,088
7/31/2017	$10,193	$10,117	$10,194	$12,316
8/31/2017	$10,270	$10,225	$10,285	$12,339
9/30/2017	$10,245	$10,159	$10,236	$12,640
10/31/2017	$10,281	$10,181	$10,242	$12,916
11/30/2017	$10,314	$10,194	$10,229	$13,308
12/31/2017	$10,462	$10,287	$10,276	$13,441
1/31/2018	$10,451	$10,199	$10,158	$14,150
2/28/2018	$10,225	$10,100	$10,061	$13,628
3/31/2018	$10,315	$10,206	$10,126	$13,355
4/30/2018	$10,336	$10,200	$10,051	$13,406
5/31/2018	$10,365	$10,244	$10,122	$13,784
6/30/2018	$10,417	$10,285	$10,110	$13,874
7/31/2018	$10,419	$10,235	$10,112	$14,335
8/31/2018	$10,418	$10,309	$10,177	$14,838
9/30/2018	$10,361	$10,201	$10,112	$14,863
10/31/2018	$10,157	$10,054	$10,032	$13,768
11/30/2018	$10,195	$10,102	$10,092	$14,044
12/31/2018	$10,080	$10,158	$10,277	$12,737
1/31/2019	$10,356	$10,294	$10,386	$13,830
2/28/2019	$10,377	$10,293	$10,380	$14,316
3/31/2019	$10,571	$10,482	$10,580	$14,526
4/30/2019	$10,629	$10,517	$10,582	$15,106
5/31/2019	$10,670	$10,691	$10,770	$14,128
6/30/2019	$10,827	$10,782	$10,906	$15,120
7/31/2019	$10,870	$10,821	$10,930	$15,345
8/31/2019	$11,073	$11,078	$11,213	$15,032
9/30/2019	$10,989	$10,927	$11,153	$15,296
10/31/2019	$10,998	$10,955	$11,187	$15,625
11/30/2019	$11,024	$10,972	$11,181	$16,219
12/31/2019	$11,108	$11,014	$11,173	$16,688
1/31/2020	$11,239	$11,245	$11,388	$16,669
2/29/2020	$11,152	$11,400	$11,593	$15,305
3/31/2020	$10,738	$11,200	$11,525	$13,200
4/30/2020	$11,152	$11,512	$11,730	$14,948
5/31/2020	$11,287	$11,546	$11,784	$15,748
6/30/2020	$11,396	$11,675	$11,859	$16,108
7/31/2020	$11,734	$11,943	$12,036	$17,022
8/31/2020	$11,840	$12,074	$11,939	$18,255
9/30/2020	$11,764	$12,029	$11,932	$17,591
10/31/2020	$11,673	$11,952	$11,879	$17,211
11/30/2020	$11,908	$12,086	$11,995	$19,305
12/31/2020	$12,053	$12,224	$12,012	$20,173
1/31/2021	$12,034	$12,265	$11,926	$20,084
2/28/2021	$11,911	$12,067	$11,753	$20,711
3/31/2021	$12,000	$12,044	$11,607	$21,454
4/30/2021	$12,218	$12,213	$11,698	$22,560
5/31/2021	$12,354	$12,361	$11,737	$22,663
6/30/2021	$12,401	$12,436	$11,819	$23,222
7/31/2021	$12,673	$12,767	$11,951	$23,614
8/31/2021	$12,696	$12,745	$11,929	$24,288
9/30/2021	$12,550	$12,653	$11,825	$23,198
10/31/2021	$12,760	$12,797	$11,822	$24,767
11/30/2021	$12,820	$12,911	$11,857	$24,390
12/31/2021	$13,028	$12,952	$11,827	$25,350
1/31/2022	$12,713	$12,690	$11,572	$23,859
2/28/2022	$12,769	$12,799	$11,443	$23,258
3/31/2022	$12,734	$12,561	$11,125	$24,012
4/30/2022	$12,467	$12,304	$10,703	$21,857
5/31/2022	$12,331	$12,182	$10,772	$21,828
6/30/2022	$11,841	$11,797	$10,603	$20,002
7/31/2022	$12,373	$12,310	$10,862	$21,878
8/31/2022	$12,050	$11,983	$10,555	$21,062
9/30/2022	$11,311	$11,190	$10,099	$19,109
10/31/2022	$11,581	$11,329	$9,968	$20,676
11/30/2022	$11,901	$11,536	$10,335	$21,755
12/31/2022	$11,737	$11,418	$10,288	$20,481
1/31/2023	$12,030	$11,627	$10,604	$21,892
2/28/2023	$11,834	$11,468	$10,330	$21,380
3/31/2023	$12,138	$11,799	$10,593	$21,952
4/30/2023	$12,197	$11,812	$10,657	$22,186
5/31/2023	$11,982	$11,671	$10,541	$22,272
6/30/2023	$12,041	$11,632	$10,503	$23,793
7/31/2023	$12,113	$11,646	$10,496	$24,646
8/31/2023	$12,004	$11,542	$10,429	$24,170
9/30/2023	$11,776	$11,329	$10,164	$23,019
10/31/2023	$11,665	$11,247	$10,003	$22,408
11/30/2023	$12,029	$11,583	$10,456	$24,498
12/31/2023	$12,398	$12,032	$10,857	$25,797
1/31/2024	$12,322	$12,098	$10,827	$26,083
2/29/2024	$12,411	$12,271	$10,674	$27,495
3/31/2024	$12,754	$12,492	$10,773	$28,382
4/30/2024	$12,257	$12,127	$10,500	$27,133
5/31/2024	$12,614	$12,480	$10,678	$28,415
6/30/2024	$12,889	$12,709	$10,780	$29,295
7/31/2024	$13,159	$12,936	$11,031	$29,839
8/31/2024	$13,416	$13,141	$11,190	$30,489
9/30/2024	$13,628	$13,366	$11,340	$31,120
10/31/2024	$13,357	$13,162	$11,058	$30,891
11/30/2024	$13,822	$13,558	$11,175	$32,946
12/31/2024	$13,460	$13,276	$10,992	$31,939
1/31/2025	$13,616	$13,523	$11,051	$32,947
2/28/2025	$13,785	$13,606	$11,294	$32,316
3/31/2025	$13,558	$13,323	$11,298	$30,431
4/30/2025	$13,715	$13,310	$11,343	$30,227
5/31/2025	$13,872	$13,599	$11,261	$32,143
6/30/2025	$14,073	$13,972	$11,435	$33,776
7/31/2025	$14,073	$14,093	$11,404	$34,520
8/31/2025	$14,362	$14,329	$11,541	$35,318
9/30/2025	$14,727	$14,589	$11,667	$36,537
10/31/2025	$14,928	$14,756	$11,740	$37,320
11/30/2025	$14,968	$14,802	$11,813	$37,423
12/31/2025	$14,969	$14,776	$11,795	$37,415
1/31/2026	$15,939	$14,878	$11,808	$37,996
2/28/2026	$16,746	$14,975	$12,001	$37,815
3/31/2026	$16,709	$14,541	$11,789	$35,935
4/30/2026	$16,911	$15,192	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	23.31	6.72	5.39
Real Return Blended IndexFootnote Reference†	14.14	4.46	4.27
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 216,642,552
Holdings Count | Holding			433
Advisory Fees Paid, Amount	[26]		$ 345,013
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$216,642,552
# of portfolio holdings	433
Portfolio turnover rate	59%
Total advisory fees paid	$345,013Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Common stocks	48.3
U.S. Treasury securities	28.7
Investment companies	11.6
Corporate bonds and notes	9.8
Yankee corporate bonds and notes	1.5
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares MSCI Brazil ETF	3.5
iShares MSCI South Korea ETF	3.3
TIPS, 2.13%, 1‑15‑2035	1.4
TIPS, 0.13%, 4‑15‑2027	1.2
TIPS, 0.13%, 1‑15‑2030	1.2
TIPS, 1.38%, 7‑15‑2033	1.1
TIPS, 0.50%, 1‑15‑2028	1.1
TIPS, 0.13%, 7‑15‑2030	1.0
TIPS, 1.63%, 10‑15‑2027	1.0
Alphabet, Inc. Class A	1.0

Material Fund Change [Text Block]
C000020212
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Class A
Trading Symbol			WFSAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$146	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 146
Expense Ratio, Percent	[27]		1.28%
Expenses Represent Both Master and Feeder [Text]			Expenses shown aggregate those of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. Extreme concentration in benchmark returns was a headwind to the Fund's relative performance. That served as a headwind to the Fund. Speculative areas of the market, such as alternative aviation, defense, quantum computing, and biotech outperformed meaningfully in the third quarter of 2025, with 20 stocks in the benchmark driving more than 70% of returns during that quarter. Additionally, in April 2026, returns were concentrated in the information technology (IT) and industrials sectors, while all other sectors lagged.

Against this backdrop, IT was the largest contributor to relative performance, driven by positive stock selection within communication equipment. Health care was the largest detractor, driven by adverse stock selection and an underweight to biotechnology.

Market volatility and concentration of benchmark returns have created a favorable environment to add attractively valued high-growth stocks. These additions were made across sectors, with health care, industrials, and IT having the most attractive opportunities. We also reduced software exposure in light of AI-related headwinds.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 2000® Growth Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000
5/31/2016	$9,619	$10,269	$10,179
6/30/2016	$9,627	$10,222	$10,200
7/31/2016	$10,285	$10,891	$10,605
8/31/2016	$10,405	$11,006	$10,632
9/30/2016	$10,487	$11,165	$10,648
10/31/2016	$9,892	$10,471	$10,418
11/30/2016	$10,658	$11,408	$10,884
12/31/2016	$10,650	$11,563	$11,097
1/31/2017	$11,015	$11,751	$11,305
2/28/2017	$11,326	$12,039	$11,726
3/31/2017	$11,403	$12,182	$11,734
4/30/2017	$11,513	$12,406	$11,858
5/31/2017	$11,296	$12,293	$11,980
6/30/2017	$11,630	$12,717	$12,088
7/31/2017	$11,735	$12,825	$12,316
8/31/2017	$11,648	$12,810	$12,339
9/30/2017	$12,194	$13,507	$12,640
10/31/2017	$12,286	$13,717	$12,916
11/30/2017	$12,710	$14,110	$13,308
12/31/2017	$12,799	$14,127	$13,441
1/31/2018	$13,547	$14,677	$14,150
2/28/2018	$13,343	$14,259	$13,628
3/31/2018	$13,386	$14,451	$13,355
4/30/2018	$13,422	$14,466	$13,406
5/31/2018	$14,460	$15,376	$13,784
6/30/2018	$14,532	$15,497	$13,874
7/31/2018	$14,710	$15,763	$14,335
8/31/2018	$15,831	$16,744	$14,838
9/30/2018	$15,550	$16,353	$14,863
10/31/2018	$13,682	$14,283	$13,768
11/30/2018	$14,001	$14,507	$14,044
12/31/2018	$12,288	$12,812	$12,737
1/31/2019	$13,831	$14,291	$13,830
2/28/2019	$14,430	$15,214	$14,316
3/31/2019	$14,153	$15,008	$14,526
4/30/2019	$14,674	$15,465	$15,106
5/31/2019	$13,574	$14,318	$14,128
6/30/2019	$14,602	$15,421	$15,120
7/31/2019	$14,619	$15,571	$15,345
8/31/2019	$13,773	$14,900	$15,032
9/30/2019	$13,904	$14,777	$15,296
10/31/2019	$14,098	$15,198	$15,625
11/30/2019	$15,164	$16,092	$16,219
12/31/2019	$15,483	$16,461	$16,688
1/31/2020	$15,329	$16,280	$16,669
2/29/2020	$14,200	$15,104	$15,305
3/31/2020	$11,156	$12,220	$13,200
4/30/2020	$12,995	$14,040	$14,948
5/31/2020	$14,076	$15,367	$15,748
6/30/2020	$14,423	$15,957	$16,108
7/31/2020	$15,151	$16,505	$17,022
8/31/2020	$16,066	$17,474	$18,255
9/30/2020	$15,670	$17,099	$17,591
10/31/2020	$15,900	$17,229	$17,211
11/30/2020	$18,089	$20,267	$19,305
12/31/2020	$19,868	$22,162	$20,173
1/31/2021	$20,118	$23,230	$20,084
2/28/2021	$20,869	$23,997	$20,711
3/31/2021	$20,890	$23,242	$21,454
4/30/2021	$22,039	$23,749	$22,560
5/31/2021	$21,655	$23,071	$22,663
6/30/2021	$22,254	$24,153	$23,222
7/31/2021	$22,032	$23,273	$23,614
8/31/2021	$22,519	$23,696	$24,288
9/30/2021	$21,641	$22,787	$23,198
10/31/2021	$22,719	$23,855	$24,767
11/30/2021	$21,736	$22,689	$24,390
12/31/2021	$22,886	$22,790	$25,350
1/31/2022	$20,345	$19,736	$23,859
2/28/2022	$20,316	$19,822	$23,258
3/31/2022	$20,229	$19,912	$24,012
4/30/2022	$18,377	$17,469	$21,857
5/31/2022	$18,062	$17,139	$21,828
6/30/2022	$17,145	$16,078	$20,002
7/31/2022	$18,745	$17,878	$21,878
8/31/2022	$18,150	$17,710	$21,062
9/30/2022	$16,561	$16,117	$19,109
10/31/2022	$17,753	$17,647	$20,676
11/30/2022	$17,980	$17,934	$21,755
12/31/2022	$17,270	$16,783	$20,481
1/31/2023	$18,967	$18,453	$21,892
2/28/2023	$18,993	$18,253	$21,380
3/31/2023	$18,475	$17,802	$21,952
4/30/2023	$18,164	$17,596	$22,186
5/31/2023	$18,022	$17,599	$22,272
6/30/2023	$19,414	$19,058	$23,793
7/31/2023	$20,126	$19,949	$24,646
8/31/2023	$19,505	$18,910	$24,170
9/30/2023	$18,261	$17,663	$23,019
10/31/2023	$16,960	$16,301	$22,408
11/30/2023	$18,365	$17,785	$24,498
12/31/2023	$20,328	$19,915	$25,797
1/31/2024	$20,045	$19,276	$26,083
2/29/2024	$21,643	$20,842	$27,495
3/31/2024	$22,050	$21,425	$28,382
4/30/2024	$20,534	$19,775	$27,133
5/31/2024	$21,285	$20,834	$28,415
6/30/2024	$21,485	$20,799	$29,295
7/31/2024	$22,442	$22,502	$29,839
8/31/2024	$22,394	$22,253	$30,489
9/30/2024	$22,263	$22,548	$31,120
10/31/2024	$21,540	$22,249	$30,891
11/30/2024	$23,379	$24,977	$32,946
12/31/2024	$21,893	$22,933	$31,939
1/31/2025	$22,884	$23,658	$32,947
2/28/2025	$21,125	$22,056	$32,316
3/31/2025	$19,603	$20,383	$30,431
4/30/2025	$19,222	$20,253	$30,227
5/31/2025	$20,720	$21,553	$32,143
6/30/2025	$21,806	$22,822	$33,776
7/31/2025	$22,107	$23,211	$34,520
8/31/2025	$22,924	$24,584	$35,318
9/30/2025	$22,908	$25,605	$36,537
10/31/2025	$23,289	$26,434	$37,320
11/30/2025	$23,677	$26,253	$37,423
12/31/2025	$23,689	$25,917	$37,415
1/31/2026	$24,028	$26,947	$37,996
2/28/2026	$24,216	$26,882	$37,815
3/31/2026	$22,500	$25,189	$35,935
4/30/2026	$24,743	$28,889	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	28.72	2.34	10.13
Class A with Load	21.32	1.14	9.48
Russell 2000® Growth Index	42.64	4.00	11.19
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 515,413,913
Holdings Count | Holding			125
Advisory Fees Paid, Amount	[28]		$ 4,039,027
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$515,413,913
# of portfolio holdings	125
Portfolio turnover rate	53%
Total advisory fees paid	$4,039,027Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	29.3
Information technology	22.3
Health care	19.6
Financials	11.2
Consumer discretionary	9.6
Energy	3.3
Materials	2.7
Consumer staples	1.4
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Advanced Energy Industries, Inc.	1.8
TechnipFMC PLC	1.8
Element Solutions, Inc.	1.6
SPX Technologies, Inc.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
Modine Manufacturing Co.	1.5
Legence Corp. Class A	1.5
ESCO Technologies, Inc.	1.4
MYR Group, Inc.	1.3
Viavi Solutions, Inc.	1.3

Material Fund Change [Text Block]
C000150667
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Class R6
Trading Symbol			WSCRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$99	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 99
Expense Ratio, Percent	[29]		0.86%
Expenses Represent Both Master and Feeder [Text]			Expenses shown aggregate those of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. Extreme concentration in benchmark returns was a headwind to the Fund's relative performance. That served as a headwind to the Fund. Speculative areas of the market, such as alternative aviation, defense, quantum computing, and biotech outperformed meaningfully in the third quarter of 2025, with 20 stocks in the benchmark driving more than 70% of returns during that quarter. Additionally, in April 2026, returns were concentrated in the information technology (IT) and industrials sectors, while all other sectors lagged.

Against this backdrop, IT was the largest contributor to relative performance, driven by positive stock selection within communication equipment. Health care was the largest detractor, driven by adverse stock selection and an underweight to biotechnology.

Market volatility and concentration of benchmark returns have created a favorable environment to add attractively valued high-growth stocks. These additions were made across sectors, with health care, industrials, and IT having the most attractive opportunities. We also reduced software exposure in light of AI-related headwinds.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2000® Growth Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,208	$10,269	$10,179
6/30/2016	$10,221	$10,222	$10,200
7/31/2016	$10,924	$10,891	$10,605
8/31/2016	$11,055	$11,006	$10,632
9/30/2016	$11,145	$11,165	$10,648
10/31/2016	$10,518	$10,471	$10,418
11/30/2016	$11,335	$11,408	$10,884
12/31/2016	$11,332	$11,563	$11,097
1/31/2017	$11,725	$11,751	$11,305
2/28/2017	$12,061	$12,039	$11,726
3/31/2017	$12,148	$12,182	$11,734
4/30/2017	$12,266	$12,406	$11,858
5/31/2017	$12,041	$12,293	$11,980
6/30/2017	$12,400	$12,717	$12,088
7/31/2017	$12,518	$12,825	$12,316
8/31/2017	$12,428	$12,810	$12,339
9/30/2017	$13,016	$13,507	$12,640
10/31/2017	$13,121	$13,717	$12,916
11/30/2017	$13,578	$14,110	$13,308
12/31/2017	$13,676	$14,127	$13,441
1/31/2018	$14,482	$14,677	$14,150
2/28/2018	$14,268	$14,259	$13,628
3/31/2018	$14,320	$14,451	$13,355
4/30/2018	$14,361	$14,466	$13,406
5/31/2018	$15,483	$15,376	$13,784
6/30/2018	$15,562	$15,497	$13,874
7/31/2018	$15,760	$15,763	$14,335
8/31/2018	$16,966	$16,744	$14,838
9/30/2018	$16,671	$16,353	$14,863
10/31/2018	$14,674	$14,283	$13,768
11/30/2018	$15,023	$14,507	$14,044
12/31/2018	$13,187	$12,812	$12,737
1/31/2019	$14,851	$14,291	$13,830
2/28/2019	$15,497	$15,214	$14,316
3/31/2019	$15,205	$15,008	$14,526
4/30/2019	$15,771	$15,465	$15,106
5/31/2019	$14,596	$14,318	$14,128
6/30/2019	$15,704	$15,421	$15,120
7/31/2019	$15,727	$15,571	$15,345
8/31/2019	$14,826	$14,900	$15,032
9/30/2019	$14,970	$14,777	$15,296
10/31/2019	$15,186	$15,198	$15,625
11/30/2019	$16,342	$16,092	$16,219
12/31/2019	$16,689	$16,461	$16,688
1/31/2020	$16,530	$16,280	$16,669
2/29/2020	$15,317	$15,104	$15,305
3/31/2020	$12,037	$12,220	$13,200
4/30/2020	$14,027	$14,040	$14,948
5/31/2020	$15,197	$15,367	$15,748
6/30/2020	$15,578	$15,957	$16,108
7/31/2020	$16,374	$16,505	$17,022
8/31/2020	$17,364	$17,474	$18,255
9/30/2020	$16,947	$17,099	$17,591
10/31/2020	$17,199	$17,229	$17,211
11/30/2020	$19,573	$20,267	$19,305
12/31/2020	$21,507	$22,162	$20,173
1/31/2021	$21,784	$23,230	$20,084
2/28/2021	$22,606	$23,997	$20,711
3/31/2021	$22,634	$23,242	$21,454
4/30/2021	$23,892	$23,749	$22,560
5/31/2021	$23,484	$23,071	$22,663
6/30/2021	$24,144	$24,153	$23,222
7/31/2021	$23,909	$23,273	$23,614
8/31/2021	$24,445	$23,696	$24,288
9/30/2021	$23,501	$22,787	$23,198
10/31/2021	$24,680	$23,855	$24,767
11/30/2021	$23,622	$22,689	$24,390
12/31/2021	$24,879	$22,790	$25,350
1/31/2022	$22,124	$19,736	$23,859
2/28/2022	$22,103	$19,822	$23,258
3/31/2022	$22,017	$19,912	$24,012
4/30/2022	$20,010	$17,469	$21,857
5/31/2022	$19,671	$17,139	$21,828
6/30/2022	$18,675	$16,078	$20,002
7/31/2022	$20,429	$17,878	$21,878
8/31/2022	$19,789	$17,710	$21,062
9/30/2022	$18,062	$16,117	$19,109
10/31/2022	$19,369	$17,647	$20,676
11/30/2022	$19,628	$17,934	$21,755
12/31/2022	$18,856	$16,783	$20,481
1/31/2023	$20,710	$18,453	$21,892
2/28/2023	$20,751	$18,253	$21,380
3/31/2023	$20,194	$17,802	$21,952
4/30/2023	$19,859	$17,596	$22,186
5/31/2023	$19,713	$17,599	$22,272
6/30/2023	$21,244	$19,058	$23,793
7/31/2023	$22,024	$19,949	$24,646
8/31/2023	$21,355	$18,910	$24,170
9/30/2023	$20,000	$17,663	$23,019
10/31/2023	$18,586	$16,301	$22,408
11/30/2023	$20,129	$17,785	$24,498
12/31/2023	$22,289	$19,915	$25,797
1/31/2024	$21,986	$19,276	$26,083
2/29/2024	$23,746	$20,842	$27,495
3/31/2024	$24,202	$21,425	$28,382
4/30/2024	$22,548	$19,775	$27,133
5/31/2024	$23,381	$20,834	$28,415
6/30/2024	$23,610	$20,799	$29,295
7/31/2024	$24,665	$22,502	$29,839
8/31/2024	$24,622	$22,253	$30,489
9/30/2024	$24,486	$22,548	$31,120
10/31/2024	$23,696	$22,249	$30,891
11/30/2024	$25,733	$24,977	$32,946
12/31/2024	$24,106	$22,933	$31,939
1/31/2025	$25,198	$23,658	$32,947
2/28/2025	$23,270	$22,056	$32,316
3/31/2025	$21,598	$20,383	$30,431
4/30/2025	$21,191	$20,253	$30,227
5/31/2025	$22,856	$21,553	$32,143
6/30/2025	$24,051	$22,822	$33,776
7/31/2025	$24,397	$23,211	$34,520
8/31/2025	$25,309	$24,584	$35,318
9/30/2025	$25,302	$25,605	$36,537
10/31/2025	$25,723	$26,434	$37,320
11/30/2025	$26,165	$26,253	$37,423
12/31/2025	$26,190	$25,917	$37,415
1/31/2026	$26,569	$26,947	$37,996
2/28/2026	$26,781	$26,882	$37,815
3/31/2026	$24,900	$25,189	$35,935
4/30/2026	$27,388	$28,889	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	29.25	2.77	10.60
Russell 2000® Growth Index	42.64	4.00	11.19
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 515,413,913
Holdings Count | Holding			125
Advisory Fees Paid, Amount	[30]		$ 4,039,027
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$515,413,913
# of portfolio holdings	125
Portfolio turnover rate	53%
Total advisory fees paid	$4,039,027Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	29.3
Information technology	22.3
Health care	19.6
Financials	11.2
Consumer discretionary	9.6
Energy	3.3
Materials	2.7
Consumer staples	1.4
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Advanced Energy Industries, Inc.	1.8
TechnipFMC PLC	1.8
Element Solutions, Inc.	1.6
SPX Technologies, Inc.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
Modine Manufacturing Co.	1.5
Legence Corp. Class A	1.5
ESCO Technologies, Inc.	1.4
MYR Group, Inc.	1.3
Viavi Solutions, Inc.	1.3

Material Fund Change [Text Block]
C000064972
Shareholder Report [Line Items]
Fund Name			Small Company Growth Fund
Class Name			Institutional Class
Trading Symbol			WSCGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$108	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 108
Expense Ratio, Percent	[31]		0.94%
Expenses Represent Both Master and Feeder [Text]			Expenses shown aggregate those of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. Extreme concentration in benchmark returns was a headwind to the Fund's relative performance. That served as a headwind to the Fund. Speculative areas of the market, such as alternative aviation, defense, quantum computing, and biotech outperformed meaningfully in the third quarter of 2025, with 20 stocks in the benchmark driving more than 70% of returns during that quarter. Additionally, in April 2026, returns were concentrated in the information technology (IT) and industrials sectors, while all other sectors lagged.

Against this backdrop, IT was the largest contributor to relative performance, driven by positive stock selection within communication equipment. Health care was the largest detractor, driven by adverse stock selection and an underweight to biotechnology.

Market volatility and concentration of benchmark returns have created a favorable environment to add attractively valued high-growth stocks. These additions were made across sectors, with health care, industrials, and IT having the most attractive opportunities. We also reduced software exposure in light of AI-related headwinds.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,211	$10,269	$10,179
6/30/2016	$10,221	$10,222	$10,200
7/31/2016	$10,925	$10,891	$10,605
8/31/2016	$11,056	$11,006	$10,632
9/30/2016	$11,143	$11,165	$10,648
10/31/2016	$10,516	$10,471	$10,418
11/30/2016	$11,333	$11,408	$10,884
12/31/2016	$11,331	$11,563	$11,097
1/31/2017	$11,721	$11,751	$11,305
2/28/2017	$12,058	$12,039	$11,726
3/31/2017	$12,142	$12,182	$11,734
4/30/2017	$12,263	$12,406	$11,858
5/31/2017	$12,034	$12,293	$11,980
6/30/2017	$12,394	$12,717	$12,088
7/31/2017	$12,512	$12,825	$12,316
8/31/2017	$12,422	$12,810	$12,339
9/30/2017	$13,008	$13,507	$12,640
10/31/2017	$13,111	$13,717	$12,916
11/30/2017	$13,568	$14,110	$13,308
12/31/2017	$13,666	$14,127	$13,441
1/31/2018	$14,470	$14,677	$14,150
2/28/2018	$14,256	$14,259	$13,628
3/31/2018	$14,308	$14,451	$13,355
4/30/2018	$14,349	$14,466	$13,406
5/31/2018	$15,464	$15,376	$13,784
6/30/2018	$15,543	$15,497	$13,874
7/31/2018	$15,741	$15,763	$14,335
8/31/2018	$16,946	$16,744	$14,838
9/30/2018	$16,648	$16,353	$14,863
10/31/2018	$14,652	$14,283	$13,768
11/30/2018	$15,001	$14,507	$14,044
12/31/2018	$13,169	$12,812	$12,737
1/31/2019	$14,829	$14,291	$13,830
2/28/2019	$15,473	$15,214	$14,316
3/31/2019	$15,181	$15,008	$14,526
4/30/2019	$15,744	$15,465	$15,106
5/31/2019	$14,571	$14,318	$14,128
6/30/2019	$15,678	$15,421	$15,120
7/31/2019	$15,700	$15,571	$15,345
8/31/2019	$14,798	$14,900	$15,032
9/30/2019	$14,943	$14,777	$15,296
10/31/2019	$15,156	$15,198	$15,625
11/30/2019	$16,308	$16,092	$16,219
12/31/2019	$16,655	$16,461	$16,688
1/31/2020	$16,492	$16,280	$16,669
2/29/2020	$15,284	$15,104	$15,305
3/31/2020	$12,012	$12,220	$13,200
4/30/2020	$13,995	$14,040	$14,948
5/31/2020	$15,164	$15,367	$15,748
6/30/2020	$15,543	$15,957	$16,108
7/31/2020	$16,333	$16,505	$17,022
8/31/2020	$17,322	$17,474	$18,255
9/30/2020	$16,904	$17,099	$17,591
10/31/2020	$17,153	$17,229	$17,211
11/30/2020	$19,521	$20,267	$19,305
12/31/2020	$21,448	$22,162	$20,173
1/31/2021	$21,722	$23,230	$20,084
2/28/2021	$22,543	$23,997	$20,711
3/31/2021	$22,570	$23,242	$21,454
4/30/2021	$23,820	$23,749	$22,560
5/31/2021	$23,412	$23,071	$22,663
6/30/2021	$24,066	$24,153	$23,222
7/31/2021	$23,830	$23,273	$23,614
8/31/2021	$24,367	$23,696	$24,288
9/30/2021	$23,422	$22,787	$23,198
10/31/2021	$24,596	$23,855	$24,767
11/30/2021	$23,540	$22,689	$24,390
12/31/2021	$24,793	$22,790	$25,350
1/31/2022	$22,047	$19,736	$23,859
2/28/2022	$22,020	$19,822	$23,258
3/31/2022	$21,933	$19,912	$24,012
4/30/2022	$19,933	$17,469	$21,857
5/31/2022	$19,592	$17,139	$21,828
6/30/2022	$18,603	$16,078	$20,002
7/31/2022	$20,349	$17,878	$21,878
8/31/2022	$19,706	$17,710	$21,062
9/30/2022	$17,987	$16,117	$19,109
10/31/2022	$19,290	$17,647	$20,676
11/30/2022	$19,544	$17,934	$21,755
12/31/2022	$18,774	$16,783	$20,481
1/31/2023	$20,620	$18,453	$21,892
2/28/2023	$20,656	$18,253	$21,380
3/31/2023	$20,101	$17,802	$21,952
4/30/2023	$19,771	$17,596	$22,186
5/31/2023	$19,623	$17,599	$22,272
6/30/2023	$21,145	$19,058	$23,793
7/31/2023	$21,918	$19,949	$24,646
8/31/2023	$21,252	$18,910	$24,170
9/30/2023	$19,901	$17,663	$23,019
10/31/2023	$18,490	$16,301	$22,408
11/30/2023	$20,024	$17,785	$24,498
12/31/2023	$22,173	$19,915	$25,797
1/31/2024	$21,875	$19,276	$26,083
2/29/2024	$23,620	$20,842	$27,495
3/31/2024	$24,073	$21,425	$28,382
4/30/2024	$22,421	$19,775	$27,133
5/31/2024	$23,253	$20,834	$28,415
6/30/2024	$23,477	$20,799	$29,295
7/31/2024	$24,527	$22,502	$29,839
8/31/2024	$24,483	$22,253	$30,489
9/30/2024	$24,347	$22,548	$31,120
10/31/2024	$23,564	$22,249	$30,891
11/30/2024	$25,583	$24,977	$32,946
12/31/2024	$23,964	$22,933	$31,939
1/31/2025	$25,050	$23,658	$32,947
2/28/2025	$23,129	$22,056	$32,316
3/31/2025	$21,472	$20,383	$30,431
4/30/2025	$21,061	$20,253	$30,227
5/31/2025	$22,711	$21,553	$32,143
6/30/2025	$23,901	$22,822	$33,776
7/31/2025	$24,236	$23,211	$34,520
8/31/2025	$25,141	$24,584	$35,318
9/30/2025	$25,134	$25,605	$36,537
10/31/2025	$25,551	$26,434	$37,320
11/30/2025	$25,990	$26,253	$37,423
12/31/2025	$26,007	$25,917	$37,415
1/31/2026	$26,390	$26,947	$37,996
2/28/2026	$26,604	$26,882	$37,815
3/31/2026	$24,729	$25,189	$35,935
4/30/2026	$27,194	$28,889	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	29.12	2.68	10.52
Russell 2000® Growth Index	42.64	4.00	11.19
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 515,413,913
Holdings Count | Holding			125
Advisory Fees Paid, Amount	[32]		$ 4,039,027
InvestmentCompanyPortfolioTurnover			53.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$515,413,913
# of portfolio holdings	125
Portfolio turnover rate	53%
Total advisory fees paid	$4,039,027Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	29.3
Information technology	22.3
Health care	19.6
Financials	11.2
Consumer discretionary	9.6
Energy	3.3
Materials	2.7
Consumer staples	1.4
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Advanced Energy Industries, Inc.	1.8
TechnipFMC PLC	1.8
Element Solutions, Inc.	1.6
SPX Technologies, Inc.	1.6
MACOM Technology Solutions Holdings, Inc.	1.5
Modine Manufacturing Co.	1.5
Legence Corp. Class A	1.5
ESCO Technologies, Inc.	1.4
MYR Group, Inc.	1.3
Viavi Solutions, Inc.	1.3

Material Fund Change [Text Block]
C000020236
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Class A
Trading Symbol			SCVAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$130	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 130
Expense Ratio, Percent	[33]		1.12%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. Over the past 12 months, U.S. equity leadership broadened beyond large-cap growth as improving expectations for monetary easing and domestic growth renewed interest in small-cap equities following early 2025 volatility and tariff uncertainty. Within small caps, performance was led by lower-quality companies as risk appetite rebounded, creating a headwind for quality oriented managers. As 2025 progressed, leadership broadened and fundamentals became more influential. Small-cap value benefited from attractive valuations, improving earnings trends, and domestic sensitivity.

Consistent with its philosophy, the Fund remained focused on higher-quality businesses, which lagged through much of the period but became better aligned as investors refocused on quality factors. Our underweight positions in the lagging real estate and utilities sectors contributed to relative performance while the information technology and health care sectors were the largest detractors.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 2000® Value Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000
5/31/2016	$9,635	$10,183	$10,179
6/30/2016	$9,406	$10,214	$10,200
7/31/2016	$9,949	$10,765	$10,605
8/31/2016	$10,269	$11,033	$10,632
9/30/2016	$10,283	$11,120	$10,648
10/31/2016	$9,902	$10,754	$10,418
11/30/2016	$11,113	$12,182	$10,884
12/31/2016	$11,666	$12,685	$11,097
1/31/2017	$11,542	$12,594	$11,305
2/28/2017	$11,742	$12,777	$11,726
3/31/2017	$11,685	$12,668	$11,734
4/30/2017	$11,709	$12,718	$11,858
5/31/2017	$11,452	$12,322	$11,980
6/30/2017	$11,804	$12,753	$12,088
7/31/2017	$11,957	$12,834	$12,316
8/31/2017	$11,514	$12,518	$12,339
9/30/2017	$12,343	$13,405	$12,640
10/31/2017	$12,515	$13,422	$12,916
11/30/2017	$13,002	$13,811	$13,308
12/31/2017	$13,017	$13,679	$13,441
1/31/2018	$13,185	$13,848	$14,150
2/28/2018	$12,606	$13,155	$13,628
3/31/2018	$12,831	$13,318	$13,355
4/30/2018	$13,194	$13,549	$13,406
5/31/2018	$13,682	$14,337	$13,784
6/30/2018	$13,835	$14,424	$13,874
7/31/2018	$13,821	$14,678	$14,335
8/31/2018	$14,256	$15,028	$14,838
9/30/2018	$13,730	$14,655	$14,863
10/31/2018	$12,496	$13,343	$13,768
11/30/2018	$12,658	$13,558	$14,044
12/31/2018	$11,171	$11,919	$12,737
1/31/2019	$12,202	$13,223	$13,830
2/28/2019	$12,732	$13,737	$14,316
3/31/2019	$12,308	$13,341	$14,526
4/30/2019	$12,694	$13,846	$15,106
5/31/2019	$11,668	$12,715	$14,128
6/30/2019	$12,467	$13,524	$15,120
7/31/2019	$12,462	$13,546	$15,345
8/31/2019	$11,793	$12,790	$15,032
9/30/2019	$12,313	$13,447	$15,296
10/31/2019	$12,727	$13,773	$15,625
11/30/2019	$13,074	$14,095	$16,219
12/31/2019	$13,651	$14,589	$16,688
1/31/2020	$13,046	$13,802	$16,669
2/29/2020	$11,860	$12,461	$15,305
3/31/2020	$8,858	$9,386	$13,200
4/30/2020	$10,025	$10,544	$14,948
5/31/2020	$10,146	$10,847	$15,748
6/30/2020	$10,393	$11,161	$16,108
7/31/2020	$10,548	$11,391	$17,022
8/31/2020	$11,066	$12,005	$18,255
9/30/2020	$10,596	$11,446	$17,591
10/31/2020	$10,998	$11,855	$17,211
11/30/2020	$12,886	$14,144	$19,305
12/31/2020	$13,923	$15,265	$20,173
1/31/2021	$14,351	$16,068	$20,084
2/28/2021	$16,076	$17,577	$20,711
3/31/2021	$17,301	$18,496	$21,454
4/30/2021	$17,631	$18,870	$22,560
5/31/2021	$18,040	$19,457	$22,663
6/30/2021	$17,772	$19,339	$23,222
7/31/2021	$17,651	$18,647	$23,614
8/31/2021	$18,151	$19,146	$24,288
9/30/2021	$17,704	$18,763	$23,198
10/31/2021	$18,565	$19,478	$24,767
11/30/2021	$18,093	$18,813	$24,390
12/31/2021	$19,053	$19,580	$25,350
1/31/2022	$17,921	$18,438	$23,859
2/28/2022	$18,402	$18,744	$23,258
3/31/2022	$18,469	$19,110	$24,012
4/30/2022	$17,302	$17,627	$21,857
5/31/2022	$17,715	$17,966	$21,828
6/30/2022	$16,088	$16,191	$20,002
7/31/2022	$17,446	$17,758	$21,878
8/31/2022	$16,749	$17,197	$21,062
9/30/2022	$15,138	$15,444	$19,109
10/31/2022	$16,971	$17,389	$20,676
11/30/2022	$17,777	$17,920	$21,755
12/31/2022	$16,739	$16,744	$20,481
1/31/2023	$18,111	$18,342	$21,892
2/28/2023	$17,799	$17,919	$21,380
3/31/2023	$16,944	$16,634	$21,952
4/30/2023	$16,395	$16,219	$22,186
5/31/2023	$15,889	$15,900	$22,272
6/30/2023	$17,251	$17,163	$23,793
7/31/2023	$18,257	$18,459	$24,646
8/31/2023	$17,719	$17,571	$24,170
9/30/2023	$16,922	$16,656	$23,019
10/31/2023	$16,110	$15,662	$22,408
11/30/2023	$17,261	$17,072	$24,498
12/31/2023	$19,282	$19,197	$25,797
1/31/2024	$18,631	$18,325	$26,083
2/29/2024	$19,515	$18,924	$27,495
3/31/2024	$20,529	$19,754	$28,382
4/30/2024	$19,201	$18,495	$27,133
5/31/2024	$19,938	$19,360	$28,415
6/30/2024	$19,602	$19,034	$29,295
7/31/2024	$21,538	$21,353	$29,839
8/31/2024	$21,174	$20,952	$30,489
9/30/2024	$21,174	$20,966	$31,120
10/31/2024	$20,909	$20,638	$30,891
11/30/2024	$22,969	$22,628	$32,946
12/31/2024	$20,869	$20,743	$31,939
1/31/2025	$21,623	$21,169	$32,947
2/28/2025	$20,617	$20,359	$32,316
3/31/2025	$19,349	$19,137	$30,431
4/30/2025	$18,560	$18,368	$30,227
5/31/2025	$19,355	$19,140	$32,143
6/30/2025	$20,103	$20,087	$33,776
7/31/2025	$20,150	$20,442	$34,520
8/31/2025	$21,109	$22,173	$35,318
9/30/2025	$21,255	$22,619	$36,537
10/31/2025	$20,641	$22,676	$37,320
11/30/2025	$21,097	$23,313	$37,423
12/31/2025	$21,238	$23,355	$37,415
1/31/2026	$22,580	$24,957	$37,996
2/28/2026	$23,675	$25,438	$37,815
3/31/2026	$22,722	$24,513	$35,935
4/30/2026	$24,676	$26,880	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	32.92	6.95	10.10
Class A with Load	25.31	5.70	9.45
Russell 2000® Value Index	46.34	7.33	10.39
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date		May 01, 2025
AssetsNet			$ 584,190,271
Holdings Count | Holding			156
Advisory Fees Paid, Amount	[34]		$ 3,636,140
InvestmentCompanyPortfolioTurnover			209.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$584,190,271
# of portfolio holdings	156
Portfolio turnover rate	209%
Total advisory fees paid	$3,636,140Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.6
Financials	20.7
Information technology	12.6
Consumer discretionary	10.6
Materials	8.4
Energy	7.0
Consumer staples	4.3
Real estate	3.9
Health care	3.8
Utilities	2.8
Investment companies	1.8
Communication services	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Patterson-UTI Energy, Inc.	1.3
Kaiser Aluminum Corp.	1.3
NWPX Infrastructure, Inc.	1.2
IDACORP, Inc.	1.2
Permian Resources Corp. Class A	1.2
Pinnacle West Capital Corp.	1.2
Adeia, Inc.	1.2
Sanmina Corp.	1.2
Matador Resources Co.	1.2
Atkore, Inc.	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective June 30, 2026, Jeff Goverman will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176624
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Class R6
Trading Symbol			SCVJX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$88	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 88
Expense Ratio, Percent	[35]		0.75%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. Over the past 12 months, U.S. equity leadership broadened beyond large-cap growth as improving expectations for monetary easing and domestic growth renewed interest in small-cap equities following early 2025 volatility and tariff uncertainty. Within small caps, performance was led by lower-quality companies as risk appetite rebounded, creating a headwind for quality oriented managers. As 2025 progressed, leadership broadened and fundamentals became more influential. Small-cap value benefited from attractive valuations, improving earnings trends, and domestic sensitivity.

Consistent with its philosophy, the Fund remained focused on higher-quality businesses, which lagged through much of the period but became better aligned as investors refocused on quality factors. Our underweight positions in the lagging real estate and utilities sectors contributed to relative performance while the information technology and health care sectors were the largest detractors.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 2000® Value Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,232	$10,183	$10,179
6/30/2016	$9,990	$10,214	$10,200
7/31/2016	$10,567	$10,765	$10,605
8/31/2016	$10,911	$11,033	$10,632
9/30/2016	$10,931	$11,120	$10,648
10/31/2016	$10,527	$10,754	$10,418
11/30/2016	$11,818	$12,182	$10,884
12/31/2016	$12,409	$12,685	$11,097
1/31/2017	$12,285	$12,594	$11,305
2/28/2017	$12,503	$12,777	$11,726
3/31/2017	$12,443	$12,668	$11,734
4/30/2017	$12,473	$12,718	$11,858
5/31/2017	$12,206	$12,322	$11,980
6/30/2017	$12,587	$12,753	$12,088
7/31/2017	$12,755	$12,834	$12,316
8/31/2017	$12,285	$12,518	$12,339
9/30/2017	$13,175	$13,405	$12,640
10/31/2017	$13,363	$13,422	$12,916
11/30/2017	$13,887	$13,811	$13,308
12/31/2017	$13,909	$13,679	$13,441
1/31/2018	$14,093	$13,848	$14,150
2/28/2018	$13,476	$13,155	$13,628
3/31/2018	$13,725	$13,318	$13,355
4/30/2018	$14,118	$13,549	$13,406
5/31/2018	$14,651	$14,337	$13,784
6/30/2018	$14,815	$14,424	$13,874
7/31/2018	$14,805	$14,678	$14,335
8/31/2018	$15,278	$15,028	$14,838
9/30/2018	$14,720	$14,655	$14,863
10/31/2018	$13,402	$13,343	$13,768
11/30/2018	$13,576	$13,558	$14,044
12/31/2018	$11,986	$11,919	$12,737
1/31/2019	$13,098	$13,223	$13,830
2/28/2019	$13,672	$13,737	$14,316
3/31/2019	$13,219	$13,341	$14,526
4/30/2019	$13,637	$13,846	$15,106
5/31/2019	$12,544	$12,715	$14,128
6/30/2019	$13,400	$13,524	$15,120
7/31/2019	$13,405	$13,546	$15,345
8/31/2019	$12,690	$12,790	$15,032
9/30/2019	$13,254	$13,447	$15,296
10/31/2019	$13,702	$13,773	$15,625
11/30/2019	$14,080	$14,095	$16,219
12/31/2019	$14,704	$14,589	$16,688
1/31/2020	$14,056	$13,802	$16,669
2/29/2020	$12,780	$12,461	$15,305
3/31/2020	$9,550	$9,386	$13,200
4/30/2020	$10,811	$10,544	$14,948
5/31/2020	$10,942	$10,847	$15,748
6/30/2020	$11,216	$11,161	$16,108
7/31/2020	$11,398	$11,391	$17,022
8/31/2020	$11,960	$12,005	$18,255
9/30/2020	$11,454	$11,446	$17,591
10/31/2020	$11,889	$11,855	$17,211
11/30/2020	$13,940	$14,144	$19,305
12/31/2020	$15,064	$15,265	$20,173
1/31/2021	$15,528	$16,068	$20,084
2/28/2021	$17,405	$17,577	$20,711
3/31/2021	$18,736	$18,496	$21,454
4/30/2021	$19,098	$18,870	$22,560
5/31/2021	$19,546	$19,457	$22,663
6/30/2021	$19,266	$19,339	$23,222
7/31/2021	$19,139	$18,647	$23,614
8/31/2021	$19,689	$19,146	$24,288
9/30/2021	$19,210	$18,763	$23,198
10/31/2021	$20,148	$19,478	$24,767
11/30/2021	$19,643	$18,813	$24,390
12/31/2021	$20,689	$19,580	$25,350
1/31/2022	$19,472	$18,438	$23,859
2/28/2022	$19,999	$18,744	$23,258
3/31/2022	$20,075	$19,110	$24,012
4/30/2022	$18,814	$17,627	$21,857
5/31/2022	$19,270	$17,966	$21,828
6/30/2022	$17,510	$16,191	$20,002
7/31/2022	$18,988	$17,758	$21,878
8/31/2022	$18,238	$17,197	$21,062
9/30/2022	$16,488	$15,444	$19,109
10/31/2022	$18,488	$17,389	$20,676
11/30/2022	$19,374	$17,920	$21,755
12/31/2022	$18,252	$16,744	$20,481
1/31/2023	$19,757	$18,342	$21,892
2/28/2023	$19,417	$17,919	$21,380
3/31/2023	$18,490	$16,634	$21,952
4/30/2023	$17,896	$16,219	$22,186
5/31/2023	$17,353	$15,900	$22,272
6/30/2023	$18,846	$17,163	$23,793
7/31/2023	$19,955	$18,459	$24,646
8/31/2023	$19,372	$17,571	$24,170
9/30/2023	$18,507	$16,656	$23,019
10/31/2023	$17,624	$15,662	$22,408
11/30/2023	$18,891	$17,072	$24,498
12/31/2023	$21,108	$19,197	$25,797
1/31/2024	$20,400	$18,325	$26,083
2/29/2024	$21,377	$18,924	$27,495
3/31/2024	$22,491	$19,754	$28,382
4/30/2024	$21,040	$18,495	$27,133
5/31/2024	$21,857	$19,360	$28,415
6/30/2024	$21,491	$19,034	$29,295
7/31/2024	$23,623	$21,353	$29,839
8/31/2024	$23,235	$20,952	$30,489
9/30/2024	$23,246	$20,966	$31,120
10/31/2024	$22,954	$20,638	$30,891
11/30/2024	$25,229	$22,628	$32,946
12/31/2024	$22,934	$20,743	$31,939
1/31/2025	$23,766	$21,169	$32,947
2/28/2025	$22,662	$20,359	$32,316
3/31/2025	$21,268	$19,137	$30,431
4/30/2025	$20,411	$18,368	$30,227
5/31/2025	$21,293	$19,140	$32,143
6/30/2025	$22,125	$20,087	$33,776
7/31/2025	$22,181	$20,442	$34,520
8/31/2025	$23,242	$22,173	$35,318
9/30/2025	$23,415	$22,619	$36,537
10/31/2025	$22,742	$22,676	$37,320
11/30/2025	$23,248	$23,313	$37,423
12/31/2025	$23,414	$23,355	$37,415
1/31/2026	$24,905	$24,957	$37,996
2/28/2026	$26,121	$25,438	$37,815
3/31/2026	$25,075	$24,513	$35,935
4/30/2026	$27,232	$26,880	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	33.42	7.35	10.54
Russell 2000® Value Index	46.34	7.33	10.39
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date		May 01, 2025
AssetsNet			$ 584,190,271
Holdings Count | Holding			156
Advisory Fees Paid, Amount	[36]		$ 3,636,140
InvestmentCompanyPortfolioTurnover			209.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$584,190,271
# of portfolio holdings	156
Portfolio turnover rate	209%
Total advisory fees paid	$3,636,140Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.6
Financials	20.7
Information technology	12.6
Consumer discretionary	10.6
Materials	8.4
Energy	7.0
Consumer staples	4.3
Real estate	3.9
Health care	3.8
Utilities	2.8
Investment companies	1.8
Communication services	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Patterson-UTI Energy, Inc.	1.3
Kaiser Aluminum Corp.	1.3
NWPX Infrastructure, Inc.	1.2
IDACORP, Inc.	1.2
Permian Resources Corp. Class A	1.2
Pinnacle West Capital Corp.	1.2
Adeia, Inc.	1.2
Sanmina Corp.	1.2
Matador Resources Co.	1.2
Atkore, Inc.	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective June 30, 2026, Jeff Goverman will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000092788
Shareholder Report [Line Items]
Fund Name			Small Company Value Fund
Class Name			Institutional Class
Trading Symbol			SCVNX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$99	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 99
Expense Ratio, Percent	[37]		0.85%
Expenses Represent Both Master and Feeder [Text]			Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. Over the past 12 months, U.S. equity leadership broadened beyond large-cap growth as improving expectations for monetary easing and domestic growth renewed interest in small-cap equities following early 2025 volatility and tariff uncertainty. Within small caps, performance was led by lower-quality companies as risk appetite rebounded, creating a headwind for quality oriented managers. As 2025 progressed, leadership broadened and fundamentals became more influential. Small-cap value benefited from attractive valuations, improving earnings trends, and domestic sensitivity.

Consistent with its philosophy, the Fund remained focused on higher-quality businesses, which lagged through much of the period but became better aligned as investors refocused on quality factors. Our underweight positions in the lagging real estate and utilities sectors contributed to relative performance while the information technology and health care sectors were the largest detractors.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 2000® Value Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,232	$10,183	$10,179
6/30/2016	$9,990	$10,214	$10,200
7/31/2016	$10,567	$10,765	$10,605
8/31/2016	$10,911	$11,033	$10,632
9/30/2016	$10,931	$11,120	$10,648
10/31/2016	$10,527	$10,754	$10,418
11/30/2016	$11,823	$12,182	$10,884
12/31/2016	$12,410	$12,685	$11,097
1/31/2017	$12,286	$12,594	$11,305
2/28/2017	$12,499	$12,777	$11,726
3/31/2017	$12,445	$12,668	$11,734
4/30/2017	$12,469	$12,718	$11,858
5/31/2017	$12,202	$12,322	$11,980
6/30/2017	$12,583	$12,753	$12,088
7/31/2017	$12,746	$12,834	$12,316
8/31/2017	$12,276	$12,518	$12,339
9/30/2017	$13,166	$13,405	$12,640
10/31/2017	$13,354	$13,422	$12,916
11/30/2017	$13,873	$13,811	$13,308
12/31/2017	$13,899	$13,679	$13,441
1/31/2018	$14,078	$13,848	$14,150
2/28/2018	$13,466	$13,155	$13,628
3/31/2018	$13,710	$13,318	$13,355
4/30/2018	$14,103	$13,549	$13,406
5/31/2018	$14,630	$14,337	$13,784
6/30/2018	$14,794	$14,424	$13,874
7/31/2018	$14,784	$14,678	$14,335
8/31/2018	$15,252	$15,028	$14,838
9/30/2018	$14,695	$14,655	$14,863
10/31/2018	$13,381	$13,343	$13,768
11/30/2018	$13,555	$13,558	$14,044
12/31/2018	$11,966	$11,919	$12,737
1/31/2019	$13,073	$13,223	$13,830
2/28/2019	$13,647	$13,737	$14,316
3/31/2019	$13,194	$13,341	$14,526
4/30/2019	$13,612	$13,846	$15,106
5/31/2019	$12,514	$12,715	$14,128
6/30/2019	$13,370	$13,524	$15,120
7/31/2019	$13,375	$13,546	$15,345
8/31/2019	$12,660	$12,790	$15,032
9/30/2019	$13,219	$13,447	$15,296
10/31/2019	$13,667	$13,773	$15,625
11/30/2019	$14,045	$14,095	$16,219
12/31/2019	$14,663	$14,589	$16,688
1/31/2020	$14,019	$13,802	$16,669
2/29/2020	$12,746	$12,461	$15,305
3/31/2020	$9,525	$9,386	$13,200
4/30/2020	$10,783	$10,544	$14,948
5/31/2020	$10,910	$10,847	$15,748
6/30/2020	$11,184	$11,161	$16,108
7/31/2020	$11,356	$11,391	$17,022
8/31/2020	$11,914	$12,005	$18,255
9/30/2020	$11,412	$11,446	$17,591
10/31/2020	$11,843	$11,855	$17,211
11/30/2020	$13,887	$14,144	$19,305
12/31/2020	$15,006	$15,265	$20,173
1/31/2021	$15,465	$16,068	$20,084
2/28/2021	$17,333	$17,577	$20,711
3/31/2021	$18,655	$18,496	$21,454
4/30/2021	$19,013	$18,870	$22,560
5/31/2021	$19,462	$19,457	$22,663
6/30/2021	$19,181	$19,339	$23,222
7/31/2021	$19,054	$18,647	$23,614
8/31/2021	$19,600	$19,146	$24,288
9/30/2021	$19,120	$18,763	$23,198
10/31/2021	$20,054	$19,478	$24,767
11/30/2021	$19,549	$18,813	$24,390
12/31/2021	$20,586	$19,580	$25,350
1/31/2022	$19,376	$18,438	$23,859
2/28/2022	$19,897	$18,744	$23,258
3/31/2022	$19,973	$19,110	$24,012
4/30/2022	$18,719	$17,627	$21,857
5/31/2022	$19,164	$17,966	$21,828
6/30/2022	$17,416	$16,191	$20,002
7/31/2022	$18,882	$17,758	$21,878
8/31/2022	$18,138	$17,197	$21,062
9/30/2022	$16,395	$15,444	$19,109
10/31/2022	$18,382	$17,389	$20,676
11/30/2022	$19,262	$17,920	$21,755
12/31/2022	$18,141	$16,744	$20,481
1/31/2023	$19,633	$18,342	$21,892
2/28/2023	$19,299	$17,919	$21,380
3/31/2023	$18,378	$16,634	$21,952
4/30/2023	$17,785	$16,219	$22,186
5/31/2023	$17,242	$15,900	$22,272
6/30/2023	$18,728	$17,163	$23,793
7/31/2023	$19,819	$18,459	$24,646
8/31/2023	$19,243	$17,571	$24,170
9/30/2023	$18,384	$16,656	$23,019
10/31/2023	$17,502	$15,662	$22,408
11/30/2023	$18,762	$17,072	$24,498
12/31/2023	$20,957	$19,197	$25,797
1/31/2024	$20,255	$18,325	$26,083
2/29/2024	$21,226	$18,924	$27,495
3/31/2024	$22,334	$19,754	$28,382
4/30/2024	$20,889	$18,495	$27,133
5/31/2024	$21,700	$19,360	$28,415
6/30/2024	$21,334	$19,034	$29,295
7/31/2024	$23,447	$21,353	$29,839
8/31/2024	$23,059	$20,952	$30,489
9/30/2024	$23,065	$20,966	$31,120
10/31/2024	$22,779	$20,638	$30,891
11/30/2024	$25,029	$22,628	$32,946
12/31/2024	$22,748	$20,743	$31,939
1/31/2025	$23,574	$21,169	$32,947
2/28/2025	$22,483	$20,359	$32,316
3/31/2025	$21,097	$19,137	$30,431
4/30/2025	$20,241	$18,368	$30,227
5/31/2025	$21,116	$19,140	$32,143
6/30/2025	$21,935	$20,087	$33,776
7/31/2025	$21,997	$20,442	$34,520
8/31/2025	$23,044	$22,173	$35,318
9/30/2025	$23,210	$22,619	$36,537
10/31/2025	$22,545	$22,676	$37,320
11/30/2025	$23,044	$23,313	$37,423
12/31/2025	$23,200	$23,355	$37,415
1/31/2026	$24,681	$24,957	$37,996
2/28/2026	$25,882	$25,438	$37,815
3/31/2026	$24,838	$24,513	$35,935
4/30/2026	$26,984	$26,880	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	33.28	7.25	10.44
Russell 2000® Value Index	46.34	7.33	10.39
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date		May 01, 2025
AssetsNet			$ 584,190,271
Holdings Count | Holding			156
Advisory Fees Paid, Amount	[38]		$ 3,636,140
InvestmentCompanyPortfolioTurnover			209.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$584,190,271
# of portfolio holdings	156
Portfolio turnover rate	209%
Total advisory fees paid	$3,636,140Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.6
Financials	20.7
Information technology	12.6
Consumer discretionary	10.6
Materials	8.4
Energy	7.0
Consumer staples	4.3
Real estate	3.9
Health care	3.8
Utilities	2.8
Investment companies	1.8
Communication services	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Patterson-UTI Energy, Inc.	1.3
Kaiser Aluminum Corp.	1.3
NWPX Infrastructure, Inc.	1.2
IDACORP, Inc.	1.2
Permian Resources Corp. Class A	1.2
Pinnacle West Capital Corp.	1.2
Adeia, Inc.	1.2
Sanmina Corp.	1.2
Matador Resources Co.	1.2
Atkore, Inc.	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

Effective June 30, 2026, Jeff Goverman will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000230176
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Administrator Class
Trading Symbol			WEADX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$75	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 75
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Spectrum Aggressive Growth Blended Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,139	$10,075	$10,179
6/30/2016	$9,944	$10,043	$10,200
7/31/2016	$10,406	$10,471	$10,605
8/31/2016	$10,494	$10,509	$10,632
9/30/2016	$10,561	$10,560	$10,648
10/31/2016	$10,356	$10,354	$10,418
11/30/2016	$10,633	$10,607	$10,884
12/31/2016	$10,758	$10,833	$11,097
1/31/2017	$11,041	$11,091	$11,305
2/28/2017	$11,297	$11,433	$11,726
3/31/2017	$11,453	$11,525	$11,734
4/30/2017	$11,681	$11,685	$11,858
5/31/2017	$11,897	$11,882	$11,980
6/30/2017	$12,064	$11,968	$12,088
7/31/2017	$12,347	$12,259	$12,316
8/31/2017	$12,314	$12,294	$12,339
9/30/2017	$12,675	$12,573	$12,640
10/31/2017	$12,881	$12,836	$12,916
11/30/2017	$13,175	$13,140	$13,308
12/31/2017	$13,333	$13,320	$13,441
1/31/2018	$14,050	$14,034	$14,150
2/28/2018	$13,398	$13,473	$13,628
3/31/2018	$13,176	$13,213	$13,355
4/30/2018	$13,202	$13,311	$13,406
5/31/2018	$13,398	$13,482	$13,784
6/30/2018	$13,372	$13,468	$13,874
7/31/2018	$13,743	$13,877	$14,335
8/31/2018	$13,971	$14,131	$14,838
9/30/2018	$13,991	$14,167	$14,863
10/31/2018	$12,889	$13,091	$13,768
11/30/2018	$13,098	$13,312	$14,044
12/31/2018	$12,072	$12,264	$12,737
1/31/2019	$12,968	$13,279	$13,830
2/28/2019	$13,364	$13,683	$14,316
3/31/2019	$13,460	$13,848	$14,526
4/30/2019	$13,880	$14,344	$15,106
5/31/2019	$13,119	$13,464	$14,128
6/30/2019	$13,901	$14,369	$15,120
7/31/2019	$13,945	$14,466	$15,345
8/31/2019	$13,649	$14,126	$15,032
9/30/2019	$13,892	$14,408	$15,296
10/31/2019	$14,214	$14,776	$15,625
11/30/2019	$14,638	$15,209	$16,219
12/31/2019	$15,049	$15,713	$16,688
1/31/2020	$14,885	$15,575	$16,669
2/29/2020	$13,805	$14,313	$15,305
3/31/2020	$12,990	$12,313	$13,200
4/30/2020	$14,289	$13,735	$14,948
5/31/2020	$14,953	$14,384	$15,748
6/30/2020	$15,295	$14,809	$16,108
7/31/2020	$15,926	$15,596	$17,022
8/31/2020	$16,861	$16,587	$18,255
9/30/2020	$16,224	$16,042	$17,591
10/31/2020	$15,916	$15,696	$17,211
11/30/2020	$17,661	$17,666	$19,305
12/31/2020	$18,544	$18,509	$20,173
1/31/2021	$18,558	$18,463	$20,084
2/28/2021	$19,144	$18,977	$20,711
3/31/2021	$19,656	$19,525	$21,454
4/30/2021	$20,486	$20,402	$22,560
5/31/2021	$20,727	$20,659	$22,663
6/30/2021	$21,031	$20,975	$23,222
7/31/2021	$21,144	$21,120	$23,614
8/31/2021	$21,683	$21,662	$24,288
9/30/2021	$20,836	$20,773	$23,198
10/31/2021	$21,982	$21,905	$24,767
11/30/2021	$21,488	$21,376	$24,390
12/31/2021	$22,271	$22,230	$25,350
1/31/2022	$21,054	$21,069	$23,859
2/28/2022	$20,155	$20,572	$23,258
3/31/2022	$20,124	$21,049	$24,012
4/30/2022	$18,797	$19,331	$21,857
5/31/2022	$19,048	$19,354	$21,828
6/30/2022	$17,512	$17,721	$20,002
7/31/2022	$18,494	$19,067	$21,878
8/31/2022	$17,867	$18,385	$21,062
9/30/2022	$16,624	$16,640	$19,109
10/31/2022	$17,606	$17,745	$20,676
11/30/2022	$18,860	$19,021	$21,755
12/31/2022	$17,982	$18,199	$20,481
1/31/2023	$19,215	$19,519	$21,892
2/28/2023	$18,664	$18,994	$21,380
3/31/2023	$19,050	$19,489	$21,952
4/30/2023	$19,204	$19,736	$22,186
5/31/2023	$19,028	$19,575	$22,272
6/30/2023	$20,217	$20,774	$23,793
7/31/2023	$20,867	$21,548	$24,646
8/31/2023	$20,360	$20,965	$24,170
9/30/2023	$19,501	$20,068	$23,019
10/31/2023	$18,863	$19,447	$22,408
11/30/2023	$20,371	$21,241	$24,498
12/31/2023	$21,461	$22,350	$25,797
1/31/2024	$21,472	$22,457	$26,083
2/29/2024	$22,540	$23,479	$27,495
3/31/2024	$23,300	$24,229	$28,382
4/30/2024	$22,375	$23,352	$27,133
5/31/2024	$23,399	$24,328	$28,415
6/30/2024	$23,818	$24,848	$29,295
7/31/2024	$24,148	$25,344	$29,839
8/31/2024	$24,721	$25,947	$30,489
9/30/2024	$25,194	$26,532	$31,120
10/31/2024	$24,622	$26,005	$30,891
11/30/2024	$25,822	$27,145	$32,946
12/31/2024	$24,975	$26,406	$31,939
1/31/2025	$25,698	$27,309	$32,947
2/28/2025	$25,520	$27,056	$32,316
3/31/2025	$24,477	$25,933	$30,431
4/30/2025	$24,963	$26,092	$30,227
5/31/2025	$26,255	$27,609	$32,143
6/30/2025	$27,406	$28,871	$33,776
7/31/2025	$27,655	$29,292	$34,520
8/31/2025	$28,461	$30,071	$35,318
9/30/2025	$29,588	$31,123	$36,537
10/31/2025	$30,121	$31,778	$37,320
11/30/2025	$30,145	$31,837	$37,423
12/31/2025	$30,265	$32,119	$37,415
1/31/2026	$31,352	$33,044	$37,996
2/28/2026	$32,384	$33,432	$37,815
3/31/2026	$30,346	$31,186	$35,935
4/30/2026	$32,733	$34,316	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Administrator ClassFootnote Reference*	31.13	9.83	12.59
Spectrum Aggressive Growth Blended IndexFootnote Reference†	31.52	10.96	13.12
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 554,334,151
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,178,032
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$554,334,151
# of portfolio holdings	27
Portfolio turnover rate	46%
Total advisory fees paid	$1,178,032

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	55.0
International developed equities	22.9
Emerging markets equities	15.1
U.S. small cap equities	7.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	31.2
Allspring Disciplined International Developed Markets Portfolio	10.4
iShares Core MSCI EAFE ETF	9.8
iShares Core S&P 500 ETF	9.5
iShares Core MSCI Emerging Markets ETF	6.8
Allspring Special Large Value ETF	6.2
Allspring Emerging Markets Equity Fund Class R6	3.5
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	2.9
iShares MSCI South Korea ETF	2.7

Material Fund Change [Text Block]
C000176113
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Class A
Trading Symbol			WEAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$83	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 83
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Spectrum Aggressive Growth Blended Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000
5/31/2016	$9,556	$10,075	$10,179
6/30/2016	$9,373	$10,043	$10,200
7/31/2016	$9,807	$10,471	$10,605
8/31/2016	$9,891	$10,509	$10,632
9/30/2016	$9,954	$10,560	$10,648
10/31/2016	$9,760	$10,354	$10,418
11/30/2016	$10,022	$10,607	$10,884
12/31/2016	$10,139	$10,833	$11,097
1/31/2017	$10,407	$11,091	$11,305
2/28/2017	$10,647	$11,433	$11,726
3/31/2017	$10,794	$11,525	$11,734
4/30/2017	$11,009	$11,685	$11,858
5/31/2017	$11,213	$11,882	$11,980
6/30/2017	$11,370	$11,968	$12,088
7/31/2017	$11,637	$12,259	$12,316
8/31/2017	$11,606	$12,294	$12,339
9/30/2017	$11,946	$12,573	$12,640
10/31/2017	$12,140	$12,836	$12,916
11/30/2017	$12,418	$13,140	$13,308
12/31/2017	$12,566	$13,320	$13,441
1/31/2018	$13,242	$14,034	$14,150
2/28/2018	$12,627	$13,473	$13,628
3/31/2018	$12,418	$13,213	$13,355
4/30/2018	$12,443	$13,311	$13,406
5/31/2018	$12,627	$13,482	$13,784
6/30/2018	$12,603	$13,468	$13,874
7/31/2018	$12,953	$13,877	$14,335
8/31/2018	$13,162	$14,131	$14,838
9/30/2018	$13,174	$14,167	$14,863
10/31/2018	$12,130	$13,091	$13,768
11/30/2018	$12,326	$13,312	$14,044
12/31/2018	$11,360	$12,264	$12,737
1/31/2019	$12,203	$13,279	$13,830
2/28/2019	$12,569	$13,683	$14,316
3/31/2019	$12,658	$13,848	$14,526
4/30/2019	$13,054	$14,344	$15,106
5/31/2019	$12,330	$13,464	$14,128
6/30/2019	$13,069	$14,369	$15,120
7/31/2019	$13,106	$14,466	$15,345
8/31/2019	$12,830	$14,126	$15,032
9/30/2019	$13,054	$14,408	$15,296
10/31/2019	$13,360	$14,776	$15,625
11/30/2019	$13,748	$15,209	$16,219
12/31/2019	$14,143	$15,713	$16,688
1/31/2020	$13,984	$15,575	$16,669
2/29/2020	$12,972	$14,313	$15,305
3/31/2020	$12,201	$12,313	$13,200
4/30/2020	$13,418	$13,735	$14,948
5/31/2020	$14,045	$14,384	$15,748
6/30/2020	$14,362	$14,809	$16,108
7/31/2020	$14,951	$15,596	$17,022
8/31/2020	$15,828	$16,587	$18,255
9/30/2020	$15,238	$16,042	$17,591
10/31/2020	$14,944	$15,696	$17,211
11/30/2020	$16,583	$17,666	$19,305
12/31/2020	$17,409	$18,509	$20,173
1/31/2021	$17,418	$18,463	$20,084
2/28/2021	$17,972	$18,977	$20,711
3/31/2021	$18,450	$19,525	$21,454
4/30/2021	$19,225	$20,402	$22,560
5/31/2021	$19,456	$20,659	$22,663
6/30/2021	$19,737	$20,975	$23,222
7/31/2021	$19,839	$21,120	$23,614
8/31/2021	$20,342	$21,662	$24,288
9/30/2021	$19,549	$20,773	$23,198
10/31/2021	$20,624	$21,905	$24,767
11/30/2021	$20,163	$21,376	$24,390
12/31/2021	$20,894	$22,230	$25,350
1/31/2022	$19,744	$21,069	$23,859
2/28/2022	$18,899	$20,572	$23,258
3/31/2022	$18,879	$21,049	$24,012
4/30/2022	$17,631	$19,331	$21,857
5/31/2022	$17,857	$19,354	$21,828
6/30/2022	$16,412	$17,721	$20,002
7/31/2022	$17,346	$19,067	$21,878
8/31/2022	$16,747	$18,385	$21,062
9/30/2022	$15,587	$16,640	$19,109
10/31/2022	$16,501	$17,745	$20,676
11/30/2022	$17,680	$19,021	$21,755
12/31/2022	$16,859	$18,199	$20,481
1/31/2023	$18,018	$19,519	$21,892
2/28/2023	$17,490	$18,994	$21,380
3/31/2023	$17,853	$19,489	$21,952
4/30/2023	$17,997	$19,736	$22,186
5/31/2023	$17,822	$19,575	$22,272
6/30/2023	$18,950	$20,774	$23,793
7/31/2023	$19,550	$21,548	$24,646
8/31/2023	$19,074	$20,965	$24,170
9/30/2023	$18,267	$20,068	$23,019
10/31/2023	$17,666	$19,447	$22,408
11/30/2023	$19,084	$21,241	$24,498
12/31/2023	$20,098	$22,350	$25,797
1/31/2024	$20,109	$22,457	$26,083
2/29/2024	$21,102	$23,479	$27,495
3/31/2024	$21,816	$24,229	$28,382
4/30/2024	$20,947	$23,352	$27,133
5/31/2024	$21,910	$24,328	$28,415
6/30/2024	$22,303	$24,848	$29,295
7/31/2024	$22,613	$25,344	$29,839
8/31/2024	$23,141	$25,947	$30,489
9/30/2024	$23,586	$26,532	$31,120
10/31/2024	$23,048	$26,005	$30,891
11/30/2024	$24,166	$27,145	$32,946
12/31/2024	$23,375	$26,406	$31,939
1/31/2025	$24,054	$27,309	$32,947
2/28/2025	$23,887	$27,056	$32,316
3/31/2025	$22,907	$25,933	$30,431
4/30/2025	$23,364	$26,092	$30,227
5/31/2025	$24,567	$27,609	$32,143
6/30/2025	$25,637	$28,871	$33,776
7/31/2025	$25,870	$29,292	$34,520
8/31/2025	$26,628	$30,071	$35,318
9/30/2025	$27,675	$31,123	$36,537
10/31/2025	$28,177	$31,778	$37,320
11/30/2025	$28,199	$31,837	$37,423
12/31/2025	$28,305	$32,119	$37,415
1/31/2026	$29,325	$33,044	$37,996
2/28/2026	$30,295	$33,432	$37,815
3/31/2026	$28,380	$31,186	$35,935
4/30/2026	$30,610	$34,316	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	31.02	9.75	12.50
Class A with LoadFootnote Reference*	23.48	8.46	11.84
Spectrum Aggressive Growth Blended IndexFootnote Reference†	31.52	10.96	13.12
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 554,334,151
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,178,032
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$554,334,151
# of portfolio holdings	27
Portfolio turnover rate	46%
Total advisory fees paid	$1,178,032

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	55.0
International developed equities	22.9
Emerging markets equities	15.1
U.S. small cap equities	7.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	31.2
Allspring Disciplined International Developed Markets Portfolio	10.4
iShares Core MSCI EAFE ETF	9.8
iShares Core S&P 500 ETF	9.5
iShares Core MSCI Emerging Markets ETF	6.8
Allspring Special Large Value ETF	6.2
Allspring Emerging Markets Equity Fund Class R6	3.5
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	2.9
iShares MSCI South Korea ETF	2.7

Material Fund Change [Text Block]
C000176114
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Class C
Trading Symbol			WEACX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$168	1.46%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 168
Expense Ratio, Percent			1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Spectrum Aggressive Growth Blended Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,139	$10,075	$10,179
6/30/2016	$9,944	$10,043	$10,200
7/31/2016	$10,406	$10,471	$10,605
8/31/2016	$10,494	$10,509	$10,632
9/30/2016	$10,561	$10,560	$10,648
10/31/2016	$10,356	$10,354	$10,418
11/30/2016	$10,633	$10,607	$10,884
12/31/2016	$10,758	$10,833	$11,097
1/31/2017	$11,041	$11,091	$11,305
2/28/2017	$11,297	$11,433	$11,726
3/31/2017	$11,442	$11,525	$11,734
4/30/2017	$11,664	$11,685	$11,858
5/31/2017	$11,869	$11,882	$11,980
6/30/2017	$12,031	$11,968	$12,088
7/31/2017	$12,308	$12,259	$12,316
8/31/2017	$12,264	$12,294	$12,339
9/30/2017	$12,620	$12,573	$12,640
10/31/2017	$12,814	$12,836	$12,916
11/30/2017	$13,098	$13,140	$13,308
12/31/2017	$13,250	$13,320	$13,441
1/31/2018	$13,955	$14,034	$14,150
2/28/2018	$13,296	$13,473	$13,628
3/31/2018	$13,061	$13,213	$13,355
4/30/2018	$13,087	$13,311	$13,406
5/31/2018	$13,270	$13,482	$13,784
6/30/2018	$13,237	$13,468	$13,874
7/31/2018	$13,589	$13,877	$14,335
8/31/2018	$13,805	$14,131	$14,838
9/30/2018	$13,811	$14,167	$14,863
10/31/2018	$12,708	$13,091	$13,768
11/30/2018	$12,904	$13,312	$14,044
12/31/2018	$11,886	$12,264	$12,737
1/31/2019	$12,757	$13,279	$13,830
2/28/2019	$13,125	$13,683	$14,316
3/31/2019	$13,211	$13,848	$14,526
4/30/2019	$13,611	$14,344	$15,106
5/31/2019	$12,851	$13,464	$14,128
6/30/2019	$13,611	$14,369	$15,120
7/31/2019	$13,651	$14,466	$15,345
8/31/2019	$13,353	$14,126	$15,032
9/30/2019	$13,580	$14,408	$15,296
10/31/2019	$13,878	$14,776	$15,625
11/30/2019	$14,278	$15,209	$16,219
12/31/2019	$14,679	$15,713	$16,688
1/31/2020	$14,506	$15,575	$16,669
2/29/2020	$13,442	$14,313	$15,305
3/31/2020	$12,639	$12,313	$13,200
4/30/2020	$13,891	$13,735	$14,948
5/31/2020	$14,529	$14,384	$15,748
6/30/2020	$14,852	$14,809	$16,108
7/31/2020	$15,451	$15,596	$17,022
8/31/2020	$16,356	$16,587	$18,255
9/30/2020	$15,734	$16,042	$17,591
10/31/2020	$15,427	$15,696	$17,211
11/30/2020	$17,104	$17,666	$19,305
12/31/2020	$17,939	$18,509	$20,173
1/31/2021	$17,948	$18,463	$20,084
2/28/2021	$18,504	$18,977	$20,711
3/31/2021	$18,981	$19,525	$21,454
4/30/2021	$19,767	$20,402	$22,560
5/31/2021	$19,988	$20,659	$22,663
6/30/2021	$20,262	$20,975	$23,222
7/31/2021	$20,368	$21,120	$23,614
8/31/2021	$20,863	$21,662	$24,288
9/30/2021	$20,041	$20,773	$23,198
10/31/2021	$21,128	$21,905	$24,767
11/30/2021	$20,642	$21,376	$24,390
12/31/2021	$21,373	$22,230	$25,350
1/31/2022	$20,189	$21,069	$23,859
2/28/2022	$19,319	$20,572	$23,258
3/31/2022	$19,278	$21,049	$24,012
4/30/2022	$17,993	$19,331	$21,857
5/31/2022	$18,216	$19,354	$21,828
6/30/2022	$16,738	$17,721	$20,002
7/31/2022	$17,669	$19,067	$21,878
8/31/2022	$17,052	$18,385	$21,062
9/30/2022	$15,858	$16,640	$19,109
10/31/2022	$16,779	$17,745	$20,676
11/30/2022	$17,963	$19,021	$21,755
12/31/2022	$17,122	$18,199	$20,481
1/31/2023	$18,284	$19,519	$21,892
2/28/2023	$17,735	$18,994	$21,380
3/31/2023	$18,094	$19,489	$21,952
4/30/2023	$18,231	$19,736	$22,186
5/31/2023	$18,041	$19,575	$22,272
6/30/2023	$19,161	$20,774	$23,793
7/31/2023	$19,774	$21,548	$24,646
8/31/2023	$19,267	$20,965	$24,170
9/30/2023	$18,453	$20,068	$23,019
10/31/2023	$17,830	$19,447	$22,408
11/30/2023	$19,246	$21,241	$24,498
12/31/2023	$20,261	$22,350	$25,797
1/31/2024	$20,261	$22,457	$26,083
2/29/2024	$21,243	$23,479	$27,495
3/31/2024	$21,952	$24,229	$28,382
4/30/2024	$21,064	$23,352	$27,133
5/31/2024	$22,032	$24,328	$28,415
6/30/2024	$22,427	$24,848	$29,295
7/31/2024	$22,739	$25,344	$29,839
8/31/2024	$23,270	$25,947	$30,489
9/30/2024	$23,718	$26,532	$31,120
10/31/2024	$23,176	$26,005	$30,891
11/30/2024	$24,300	$27,145	$32,946
12/31/2024	$23,505	$26,406	$31,939
1/31/2025	$24,189	$27,309	$32,947
2/28/2025	$24,020	$27,056	$32,316
3/31/2025	$23,035	$25,933	$30,431
4/30/2025	$23,494	$26,092	$30,227
5/31/2025	$24,704	$27,609	$32,143
6/30/2025	$25,779	$28,871	$33,776
7/31/2025	$26,015	$29,292	$34,520
8/31/2025	$26,777	$30,071	$35,318
9/30/2025	$27,830	$31,123	$36,537
10/31/2025	$28,334	$31,778	$37,320
11/30/2025	$28,356	$31,837	$37,423
12/31/2025	$28,463	$32,119	$37,415
1/31/2026	$29,489	$33,044	$37,996
2/28/2026	$30,464	$33,432	$37,815
3/31/2026	$28,539	$31,186	$35,935
4/30/2026	$30,781	$34,316	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class CFootnote Reference*	30.09	8.93	11.90
Class C with LoadFootnote Reference*	29.09	8.93	11.90
Spectrum Aggressive Growth Blended IndexFootnote Reference†	31.52	10.96	13.12
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 554,334,151
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,178,032
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$554,334,151
# of portfolio holdings	27
Portfolio turnover rate	46%
Total advisory fees paid	$1,178,032

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	55.0
International developed equities	22.9
Emerging markets equities	15.1
U.S. small cap equities	7.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	31.2
Allspring Disciplined International Developed Markets Portfolio	10.4
iShares Core MSCI EAFE ETF	9.8
iShares Core S&P 500 ETF	9.5
iShares Core MSCI Emerging Markets ETF	6.8
Allspring Special Large Value ETF	6.2
Allspring Emerging Markets Equity Fund Class R6	3.5
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	2.9
iShares MSCI South Korea ETF	2.7

Material Fund Change [Text Block]
C000205242
Shareholder Report [Line Items]
Fund Name			Spectrum Aggressive Growth Fund
Class Name			Institutional Class
Trading Symbol			WEAYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$46	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 46
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Spectrum Aggressive Growth Blended Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,139	$10,075	$10,179
6/30/2016	$9,944	$10,043	$10,200
7/31/2016	$10,406	$10,471	$10,605
8/31/2016	$10,494	$10,509	$10,632
9/30/2016	$10,561	$10,560	$10,648
10/31/2016	$10,356	$10,354	$10,418
11/30/2016	$10,633	$10,607	$10,884
12/31/2016	$10,758	$10,833	$11,097
1/31/2017	$11,041	$11,091	$11,305
2/28/2017	$11,297	$11,433	$11,726
3/31/2017	$11,453	$11,525	$11,734
4/30/2017	$11,681	$11,685	$11,858
5/31/2017	$11,897	$11,882	$11,980
6/30/2017	$12,064	$11,968	$12,088
7/31/2017	$12,347	$12,259	$12,316
8/31/2017	$12,314	$12,294	$12,339
9/30/2017	$12,675	$12,573	$12,640
10/31/2017	$12,881	$12,836	$12,916
11/30/2017	$13,175	$13,140	$13,308
12/31/2017	$13,333	$13,320	$13,441
1/31/2018	$14,050	$14,034	$14,150
2/28/2018	$13,398	$13,473	$13,628
3/31/2018	$13,176	$13,213	$13,355
4/30/2018	$13,202	$13,311	$13,406
5/31/2018	$13,398	$13,482	$13,784
6/30/2018	$13,372	$13,468	$13,874
7/31/2018	$13,743	$13,877	$14,335
8/31/2018	$13,971	$14,131	$14,838
9/30/2018	$13,991	$14,167	$14,863
10/31/2018	$12,889	$13,091	$13,768
11/30/2018	$13,098	$13,312	$14,044
12/31/2018	$12,072	$12,264	$12,737
1/31/2019	$12,968	$13,279	$13,830
2/28/2019	$13,364	$13,683	$14,316
3/31/2019	$13,460	$13,848	$14,526
4/30/2019	$13,880	$14,344	$15,106
5/31/2019	$13,119	$13,464	$14,128
6/30/2019	$13,904	$14,369	$15,120
7/31/2019	$13,951	$14,466	$15,345
8/31/2019	$13,658	$14,126	$15,032
9/30/2019	$13,904	$14,408	$15,296
10/31/2019	$14,229	$14,776	$15,625
11/30/2019	$14,657	$15,209	$16,219
12/31/2019	$15,071	$15,713	$16,688
1/31/2020	$14,909	$15,575	$16,669
2/29/2020	$13,831	$14,313	$15,305
3/31/2020	$13,018	$12,313	$13,200
4/30/2020	$14,322	$13,735	$14,948
5/31/2020	$14,990	$14,384	$15,748
6/30/2020	$15,336	$14,809	$16,108
7/31/2020	$15,972	$15,596	$17,022
8/31/2020	$16,914	$16,587	$18,255
9/30/2020	$16,278	$16,042	$17,591
10/31/2020	$15,972	$15,696	$17,211
11/30/2020	$17,727	$17,666	$19,305
12/31/2020	$18,617	$18,509	$20,173
1/31/2021	$18,636	$18,463	$20,084
2/28/2021	$19,228	$18,977	$20,711
3/31/2021	$19,747	$19,525	$21,454
4/30/2021	$20,585	$20,402	$22,560
5/31/2021	$20,831	$20,659	$22,663
6/30/2021	$21,140	$20,975	$23,222
7/31/2021	$21,259	$21,120	$23,614
8/31/2021	$21,805	$21,662	$24,288
9/30/2021	$20,958	$20,773	$23,198
10/31/2021	$22,115	$21,905	$24,767
11/30/2021	$21,623	$21,376	$24,390
12/31/2021	$22,416	$22,230	$25,350
1/31/2022	$21,195	$21,069	$23,859
2/28/2022	$20,291	$20,572	$23,258
3/31/2022	$20,270	$21,049	$24,012
4/30/2022	$18,934	$19,331	$21,857
5/31/2022	$19,186	$19,354	$21,828
6/30/2022	$17,640	$17,721	$20,002
7/31/2022	$18,650	$19,067	$21,878
8/31/2022	$18,008	$18,385	$21,062
9/30/2022	$16,767	$16,640	$19,109
10/31/2022	$17,756	$17,745	$20,676
11/30/2022	$19,029	$19,021	$21,755
12/31/2022	$18,144	$18,199	$20,481
1/31/2023	$19,400	$19,519	$21,892
2/28/2023	$18,833	$18,994	$21,380
3/31/2023	$19,233	$19,489	$21,952
4/30/2023	$19,400	$19,736	$22,186
5/31/2023	$19,222	$19,575	$22,272
6/30/2023	$20,422	$20,774	$23,793
7/31/2023	$21,088	$21,548	$24,646
8/31/2023	$20,577	$20,965	$24,170
9/30/2023	$19,711	$20,068	$23,019
10/31/2023	$19,077	$19,447	$22,408
11/30/2023	$20,600	$21,241	$24,498
12/31/2023	$21,711	$22,350	$25,797
1/31/2024	$21,722	$22,457	$26,083
2/29/2024	$22,811	$23,479	$27,495
3/31/2024	$23,577	$24,229	$28,382
4/30/2024	$22,655	$23,352	$27,133
5/31/2024	$23,700	$24,328	$28,415
6/30/2024	$24,133	$24,848	$29,295
7/31/2024	$24,466	$25,344	$29,839
8/31/2024	$25,055	$25,947	$30,489
9/30/2024	$25,544	$26,532	$31,120
10/31/2024	$24,955	$26,005	$30,891
11/30/2024	$26,177	$27,145	$32,946
12/31/2024	$25,326	$26,406	$31,939
1/31/2025	$26,070	$27,309	$32,947
2/28/2025	$25,890	$27,056	$32,316
3/31/2025	$24,835	$25,933	$30,431
4/30/2025	$25,338	$26,092	$30,227
5/31/2025	$26,657	$27,609	$32,143
6/30/2025	$27,821	$28,871	$33,776
7/31/2025	$28,084	$29,292	$34,520
8/31/2025	$28,912	$30,071	$35,318
9/30/2025	$30,063	$31,123	$36,537
10/31/2025	$30,615	$31,778	$37,320
11/30/2025	$30,639	$31,837	$37,423
12/31/2025	$30,769	$32,119	$37,415
1/31/2026	$31,883	$33,044	$37,996
2/28/2026	$32,943	$33,432	$37,815
3/31/2026	$30,864	$31,186	$35,935
4/30/2026	$33,310	$34,316	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	31.46	10.10	12.79
Spectrum Aggressive Growth Blended IndexFootnote Reference†	31.52	10.96	13.12
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 554,334,151
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 1,178,032
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$554,334,151
# of portfolio holdings	27
Portfolio turnover rate	46%
Total advisory fees paid	$1,178,032

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	55.0
International developed equities	22.9
Emerging markets equities	15.1
U.S. small cap equities	7.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	31.2
Allspring Disciplined International Developed Markets Portfolio	10.4
iShares Core MSCI EAFE ETF	9.8
iShares Core S&P 500 ETF	9.5
iShares Core MSCI Emerging Markets ETF	6.8
Allspring Special Large Value ETF	6.2
Allspring Emerging Markets Equity Fund Class R6	3.5
Allspring Premier Large Company Growth Fund Class R6	3.0
Allspring Large Cap Growth Fund Class R6	2.9
iShares MSCI South Korea ETF	2.7

Material Fund Change [Text Block]
C000176111
Shareholder Report [Line Items]
Fund Name			Spectrum Conservative Growth Fund
Class Name			Class A
Trading Symbol			WMBGX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$78	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Spectrum Conservative Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000	$10,000
5/31/2016	$9,467	$10,031	$10,003	$10,179
6/30/2016	$9,465	$10,127	$10,182	$10,200
7/31/2016	$9,673	$10,338	$10,247	$10,605
8/31/2016	$9,706	$10,346	$10,235	$10,632
9/30/2016	$9,746	$10,362	$10,229	$10,648
10/31/2016	$9,621	$10,234	$10,151	$10,418
11/30/2016	$9,646	$10,189	$9,911	$10,884
12/31/2016	$9,717	$10,284	$9,925	$11,097
1/31/2017	$9,838	$10,394	$9,944	$11,305
2/28/2017	$9,975	$10,564	$10,011	$11,726
3/31/2017	$10,019	$10,595	$10,006	$11,734
4/30/2017	$10,132	$10,703	$10,083	$11,858
5/31/2017	$10,227	$10,825	$10,160	$11,980
6/30/2017	$10,291	$10,849	$10,150	$12,088
7/31/2017	$10,422	$10,983	$10,194	$12,316
8/31/2017	$10,439	$11,055	$10,285	$12,339
9/30/2017	$10,552	$11,123	$10,236	$12,640
10/31/2017	$10,630	$11,220	$10,242	$12,916
11/30/2017	$10,735	$11,318	$10,229	$13,308
12/31/2017	$10,810	$11,411	$10,276	$13,441
1/31/2018	$11,023	$11,577	$10,158	$14,150
2/28/2018	$10,733	$11,326	$10,061	$13,628
3/31/2018	$10,646	$11,282	$10,126	$13,355
4/30/2018	$10,626	$11,265	$10,051	$13,406
5/31/2018	$10,725	$11,371	$10,122	$13,784
6/30/2018	$10,725	$11,358	$10,110	$13,874
7/31/2018	$10,882	$11,498	$10,112	$14,335
8/31/2018	$11,000	$11,626	$10,177	$14,838
9/30/2018	$10,977	$11,593	$10,112	$14,863
10/31/2018	$10,531	$11,186	$10,032	$13,768
11/30/2018	$10,630	$11,302	$10,092	$14,044
12/31/2018	$10,266	$11,070	$10,277	$12,737
1/31/2019	$10,744	$11,507	$10,386	$13,830
2/28/2019	$10,893	$11,644	$10,380	$14,316
3/31/2019	$11,014	$11,834	$10,580	$14,526
4/30/2019	$11,153	$12,005	$10,582	$15,106
5/31/2019	$10,982	$11,838	$10,770	$14,128
6/30/2019	$11,313	$12,246	$10,906	$15,120
7/31/2019	$11,345	$12,295	$10,930	$15,345
8/31/2019	$11,366	$12,371	$11,213	$15,032
9/30/2019	$11,423	$12,430	$11,153	$15,296
10/31/2019	$11,509	$12,580	$11,187	$15,625
11/30/2019	$11,639	$12,723	$11,181	$16,219
12/31/2019	$11,757	$12,887	$11,173	$16,688
1/31/2020	$11,833	$12,990	$11,388	$16,669
2/29/2020	$11,538	$12,709	$11,593	$15,305
3/31/2020	$11,023	$11,954	$11,525	$13,200
4/30/2020	$11,658	$12,634	$11,730	$14,948
5/31/2020	$11,965	$12,908	$11,784	$15,748
6/30/2020	$12,151	$13,109	$11,859	$16,108
7/31/2020	$12,513	$13,505	$12,036	$17,022
8/31/2020	$12,787	$13,783	$11,939	$18,255
9/30/2020	$12,541	$13,597	$11,932	$17,591
10/31/2020	$12,431	$13,444	$11,879	$17,211
11/30/2020	$12,993	$14,091	$11,995	$19,305
12/31/2020	$13,292	$14,359	$12,012	$20,173
1/31/2021	$13,281	$14,322	$11,926	$20,084
2/28/2021	$13,387	$14,325	$11,753	$20,711
3/31/2021	$13,434	$14,371	$11,607	$21,454
4/30/2021	$13,766	$14,657	$11,698	$22,560
5/31/2021	$13,884	$14,764	$11,737	$22,663
6/30/2021	$14,008	$14,915	$11,819	$23,222
7/31/2021	$14,128	$15,079	$11,951	$23,614
8/31/2021	$14,247	$15,187	$11,929	$24,288
9/30/2021	$14,056	$14,938	$11,825	$23,198
10/31/2021	$14,333	$15,192	$11,822	$24,767
11/30/2021	$14,225	$15,099	$11,857	$24,390
12/31/2021	$14,427	$15,308	$11,827	$25,350
1/31/2022	$13,930	$14,833	$11,572	$23,859
2/28/2022	$13,760	$14,663	$11,443	$23,258
3/31/2022	$13,567	$14,532	$11,125	$24,012
4/30/2022	$13,015	$13,839	$10,703	$21,857
5/31/2022	$13,094	$13,865	$10,772	$21,828
6/30/2022	$12,475	$13,229	$10,603	$20,002
7/31/2022	$12,952	$13,857	$10,862	$21,878
8/31/2022	$12,581	$13,448	$10,555	$21,062
9/30/2022	$11,871	$12,624	$10,099	$19,109
10/31/2022	$12,100	$12,876	$9,968	$20,676
11/30/2022	$12,584	$13,412	$10,335	$21,755
12/31/2022	$12,335	$13,186	$10,288	$20,481
1/31/2023	$12,823	$13,744	$10,604	$21,892
2/28/2023	$12,474	$13,436	$10,330	$21,380
3/31/2023	$12,715	$13,758	$10,593	$21,952
4/30/2023	$12,785	$13,865	$10,657	$22,186
5/31/2023	$12,687	$13,724	$10,541	$22,272
6/30/2023	$12,969	$13,973	$10,503	$23,793
7/31/2023	$13,180	$14,153	$10,496	$24,646
8/31/2023	$13,067	$13,991	$10,429	$24,170
9/30/2023	$12,696	$13,609	$10,164	$23,019
10/31/2023	$12,425	$13,358	$10,003	$22,408
11/30/2023	$13,095	$14,109	$10,456	$24,498
12/31/2023	$13,617	$14,679	$10,857	$25,797
1/31/2024	$13,588	$14,686	$10,827	$26,083
2/29/2024	$13,761	$14,777	$10,674	$27,495
3/31/2024	$14,050	$15,014	$10,773	$28,382
4/30/2024	$13,615	$14,642	$10,500	$27,133
5/31/2024	$13,977	$14,983	$10,678	$28,415
6/30/2024	$14,182	$15,172	$10,780	$29,295
7/31/2024	$14,387	$15,490	$11,031	$29,839
8/31/2024	$14,635	$15,744	$11,190	$30,489
9/30/2024	$14,838	$16,008	$11,340	$31,120
10/31/2024	$14,514	$15,694	$11,058	$30,891
11/30/2024	$14,941	$15,997	$11,175	$32,946
12/31/2024	$14,614	$15,715	$10,992	$31,939
1/31/2025	$14,792	$15,969	$11,051	$32,947
2/28/2025	$14,956	$16,139	$11,294	$32,316
3/31/2025	$14,706	$15,940	$11,298	$30,431
4/30/2025	$14,781	$15,999	$11,343	$30,227
5/31/2025	$14,990	$16,247	$11,261	$32,143
6/30/2025	$15,362	$16,633	$11,435	$33,776
7/31/2025	$15,392	$16,697	$11,404	$34,520
8/31/2025	$15,723	$16,977	$11,541	$35,318
9/30/2025	$16,179	$17,299	$11,667	$36,537
10/31/2025	$16,361	$17,493	$11,740	$37,320
11/30/2025	$16,421	$17,557	$11,813	$37,423
12/31/2025	$16,427	$17,616	$11,795	$37,415
1/31/2026	$16,903	$17,848	$11,808	$37,996
2/28/2026	$17,456	$18,085	$12,001	$37,815
3/31/2026	$16,879	$17,425	$11,789	$35,935
4/30/2026	$17,294	$18,173	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	17.00	4.67	6.26
Class A with LoadFootnote Reference*	10.27	3.44	5.63
Spectrum Conservative Growth Blended IndexFootnote Reference†	13.59	4.39	6.16
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 196,256,078
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 357,345
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$196,256,078
# of portfolio holdings	33
Portfolio turnover rate	41%
Total advisory fees paid	$357,345

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	44.3
Stocks	35.7
Inflation sensitive investments	15.4
Alternative investments	4.6
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Real Return Portfolio	14.4
Allspring Disciplined Large Cap Portfolio	12.9
Allspring Income Plus ETF	10.7
iShares Core U.S. Aggregate Bond ETF	8.7
Allspring Broad Market Core Bond ETF	6.8
Allspring High Yield Bond Fund Institutional Class	5.2
Allspring Diversified Income Builder Fund Class R6	5.2
Allspring Core Plus ETF	4.9
Allspring Disciplined International Developed Markets Portfolio	4.7
Allspring Alternative Risk Premia Fund Class R6	4.2

Material Fund Change [Text Block]
C000176112
Shareholder Report [Line Items]
Fund Name			Spectrum Conservative Growth Fund
Class Name			Class C
Trading Symbol			WMBFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$158	1.46%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 158
Expense Ratio, Percent			1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Spectrum Conservative Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,044	$10,031	$10,003	$10,179
6/30/2016	$10,043	$10,127	$10,182	$10,200
7/31/2016	$10,263	$10,338	$10,247	$10,605
8/31/2016	$10,299	$10,346	$10,235	$10,632
9/30/2016	$10,340	$10,362	$10,229	$10,648
10/31/2016	$10,208	$10,234	$10,151	$10,418
11/30/2016	$10,234	$10,189	$9,911	$10,884
12/31/2016	$10,310	$10,284	$9,925	$11,097
1/31/2017	$10,438	$10,394	$9,944	$11,305
2/28/2017	$10,574	$10,564	$10,011	$11,726
3/31/2017	$10,612	$10,595	$10,006	$11,734
4/30/2017	$10,722	$10,703	$10,083	$11,858
5/31/2017	$10,822	$10,825	$10,160	$11,980
6/30/2017	$10,874	$10,849	$10,150	$12,088
7/31/2017	$11,020	$10,983	$10,194	$12,316
8/31/2017	$11,020	$11,055	$10,285	$12,339
9/30/2017	$11,141	$11,123	$10,236	$12,640
10/31/2017	$11,215	$11,220	$10,242	$12,916
11/30/2017	$11,315	$11,318	$10,229	$13,308
12/31/2017	$11,385	$11,411	$10,276	$13,441
1/31/2018	$11,605	$11,577	$10,158	$14,150
2/28/2018	$11,295	$11,326	$10,061	$13,628
3/31/2018	$11,187	$11,282	$10,126	$13,355
4/30/2018	$11,166	$11,265	$10,051	$13,406
5/31/2018	$11,268	$11,371	$10,122	$13,784
6/30/2018	$11,258	$11,358	$10,110	$13,874
7/31/2018	$11,420	$11,498	$10,112	$14,335
8/31/2018	$11,522	$11,626	$10,177	$14,838
9/30/2018	$11,506	$11,593	$10,112	$14,863
10/31/2018	$11,027	$11,186	$10,032	$13,768
11/30/2018	$11,119	$11,302	$10,092	$14,044
12/31/2018	$10,739	$11,070	$10,277	$12,737
1/31/2019	$11,228	$11,507	$10,386	$13,830
2/28/2019	$11,369	$11,644	$10,380	$14,316
3/31/2019	$11,490	$11,834	$10,580	$14,526
4/30/2019	$11,642	$12,005	$10,582	$15,106
5/31/2019	$11,446	$11,838	$10,770	$14,128
6/30/2019	$11,784	$12,246	$10,906	$15,120
7/31/2019	$11,817	$12,295	$10,930	$15,345
8/31/2019	$11,817	$12,371	$11,213	$15,032
9/30/2019	$11,867	$12,430	$11,153	$15,296
10/31/2019	$11,966	$12,580	$11,187	$15,625
11/30/2019	$12,097	$12,723	$11,181	$16,219
12/31/2019	$12,212	$12,887	$11,173	$16,688
1/31/2020	$12,289	$12,990	$11,388	$16,669
2/29/2020	$11,967	$12,709	$11,593	$15,305
3/31/2020	$11,433	$11,954	$11,525	$13,200
4/30/2020	$12,078	$12,634	$11,730	$14,948
5/31/2020	$12,389	$12,908	$11,784	$15,748
6/30/2020	$12,567	$13,109	$11,859	$16,108
7/31/2020	$12,934	$13,505	$12,036	$17,022
8/31/2020	$13,224	$13,783	$11,939	$18,255
9/30/2020	$12,959	$13,597	$11,932	$17,591
10/31/2020	$12,836	$13,444	$11,879	$17,211
11/30/2020	$13,404	$14,091	$11,995	$19,305
12/31/2020	$13,710	$14,359	$12,012	$20,173
1/31/2021	$13,686	$14,322	$11,926	$20,084
2/28/2021	$13,793	$14,325	$11,753	$20,711
3/31/2021	$13,829	$14,371	$11,607	$21,454
4/30/2021	$14,162	$14,657	$11,698	$22,560
5/31/2021	$14,270	$14,764	$11,737	$22,663
6/30/2021	$14,391	$14,915	$11,819	$23,222
7/31/2021	$14,511	$15,079	$11,951	$23,614
8/31/2021	$14,619	$15,187	$11,929	$24,288
9/30/2021	$14,411	$14,938	$11,825	$23,198
10/31/2021	$14,688	$15,192	$11,822	$24,767
11/30/2021	$14,567	$15,099	$11,857	$24,390
12/31/2021	$14,761	$15,308	$11,827	$25,350
1/31/2022	$14,240	$14,833	$11,572	$23,859
2/28/2022	$14,058	$14,663	$11,443	$23,258
3/31/2022	$13,856	$14,532	$11,125	$24,012
4/30/2022	$13,281	$13,839	$10,703	$21,857
5/31/2022	$13,360	$13,865	$10,772	$21,828
6/30/2022	$12,718	$13,229	$10,603	$20,002
7/31/2022	$13,191	$13,857	$10,862	$21,878
8/31/2022	$12,810	$13,448	$10,555	$21,062
9/30/2022	$12,067	$12,624	$10,099	$19,109
10/31/2022	$12,306	$12,876	$9,968	$20,676
11/30/2022	$12,798	$13,412	$10,335	$21,755
12/31/2022	$12,537	$13,186	$10,288	$20,481
1/31/2023	$13,018	$13,744	$10,604	$21,892
2/28/2023	$12,647	$13,436	$10,330	$21,380
3/31/2023	$12,890	$13,758	$10,593	$21,952
4/30/2023	$12,959	$13,865	$10,657	$22,186
5/31/2023	$12,849	$13,724	$10,541	$22,272
6/30/2023	$13,130	$13,973	$10,503	$23,793
7/31/2023	$13,323	$14,153	$10,496	$24,646
8/31/2023	$13,199	$13,991	$10,429	$24,170
9/30/2023	$12,821	$13,609	$10,164	$23,019
10/31/2023	$12,542	$13,358	$10,003	$22,408
11/30/2023	$13,212	$14,109	$10,456	$24,498
12/31/2023	$13,722	$14,679	$10,857	$25,797
1/31/2024	$13,694	$14,686	$10,827	$26,083
2/29/2024	$13,864	$14,777	$10,674	$27,495
3/31/2024	$14,135	$15,014	$10,773	$28,382
4/30/2024	$13,697	$14,642	$10,500	$27,133
5/31/2024	$14,061	$14,983	$10,678	$28,415
6/30/2024	$14,267	$15,172	$10,780	$29,295
7/31/2024	$14,473	$15,490	$11,031	$29,839
8/31/2024	$14,723	$15,744	$11,190	$30,489
9/30/2024	$14,927	$16,008	$11,340	$31,120
10/31/2024	$14,601	$15,694	$11,058	$30,891
11/30/2024	$15,030	$15,997	$11,175	$32,946
12/31/2024	$14,701	$15,715	$10,992	$31,939
1/31/2025	$14,881	$15,969	$11,051	$32,947
2/28/2025	$15,045	$16,139	$11,294	$32,316
3/31/2025	$14,794	$15,940	$11,298	$30,431
4/30/2025	$14,870	$15,999	$11,343	$30,227
5/31/2025	$15,080	$16,247	$11,261	$32,143
6/30/2025	$15,455	$16,633	$11,435	$33,776
7/31/2025	$15,485	$16,697	$11,404	$34,520
8/31/2025	$15,817	$16,977	$11,541	$35,318
9/30/2025	$16,276	$17,299	$11,667	$36,537
10/31/2025	$16,459	$17,493	$11,740	$37,320
11/30/2025	$16,520	$17,557	$11,813	$37,423
12/31/2025	$16,525	$17,616	$11,795	$37,415
1/31/2026	$17,005	$17,848	$11,808	$37,996
2/28/2026	$17,561	$18,085	$12,001	$37,815
3/31/2026	$16,980	$17,425	$11,789	$35,935
4/30/2026	$17,397	$18,173	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class CFootnote Reference*	16.12	3.92	5.69
Class C with LoadFootnote Reference*	15.12	3.92	5.69
Spectrum Conservative Growth Blended IndexFootnote Reference†	13.59	4.39	6.16
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 196,256,078
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 357,345
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$196,256,078
# of portfolio holdings	33
Portfolio turnover rate	41%
Total advisory fees paid	$357,345

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	44.3
Stocks	35.7
Inflation sensitive investments	15.4
Alternative investments	4.6
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Real Return Portfolio	14.4
Allspring Disciplined Large Cap Portfolio	12.9
Allspring Income Plus ETF	10.7
iShares Core U.S. Aggregate Bond ETF	8.7
Allspring Broad Market Core Bond ETF	6.8
Allspring High Yield Bond Fund Institutional Class	5.2
Allspring Diversified Income Builder Fund Class R6	5.2
Allspring Core Plus ETF	4.9
Allspring Disciplined International Developed Markets Portfolio	4.7
Allspring Alternative Risk Premia Fund Class R6	4.2

Material Fund Change [Text Block]
C000205241
Shareholder Report [Line Items]
Fund Name			Spectrum Conservative Growth Fund
Class Name			Institutional Class
Trading Symbol			WMBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Spectrum Conservative Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,044	$10,031	$10,003	$10,179
6/30/2016	$10,043	$10,127	$10,182	$10,200
7/31/2016	$10,263	$10,338	$10,247	$10,605
8/31/2016	$10,299	$10,346	$10,235	$10,632
9/30/2016	$10,340	$10,362	$10,229	$10,648
10/31/2016	$10,208	$10,234	$10,151	$10,418
11/30/2016	$10,234	$10,189	$9,911	$10,884
12/31/2016	$10,310	$10,284	$9,925	$11,097
1/31/2017	$10,438	$10,394	$9,944	$11,305
2/28/2017	$10,584	$10,564	$10,011	$11,726
3/31/2017	$10,631	$10,595	$10,006	$11,734
4/30/2017	$10,750	$10,703	$10,083	$11,858
5/31/2017	$10,851	$10,825	$10,160	$11,980
6/30/2017	$10,919	$10,849	$10,150	$12,088
7/31/2017	$11,057	$10,983	$10,194	$12,316
8/31/2017	$11,076	$11,055	$10,285	$12,339
9/30/2017	$11,196	$11,123	$10,236	$12,640
10/31/2017	$11,279	$11,220	$10,242	$12,916
11/30/2017	$11,390	$11,318	$10,229	$13,308
12/31/2017	$11,470	$11,411	$10,276	$13,441
1/31/2018	$11,695	$11,577	$10,158	$14,150
2/28/2018	$11,388	$11,326	$10,061	$13,628
3/31/2018	$11,296	$11,282	$10,126	$13,355
4/30/2018	$11,275	$11,265	$10,051	$13,406
5/31/2018	$11,379	$11,371	$10,122	$13,784
6/30/2018	$11,379	$11,358	$10,110	$13,874
7/31/2018	$11,546	$11,498	$10,112	$14,335
8/31/2018	$11,671	$11,626	$10,177	$14,838
9/30/2018	$11,658	$11,593	$10,112	$14,863
10/31/2018	$11,185	$11,186	$10,032	$13,768
11/30/2018	$11,290	$11,302	$10,092	$14,044
12/31/2018	$10,916	$11,070	$10,277	$12,737
1/31/2019	$11,424	$11,507	$10,386	$13,830
2/28/2019	$11,582	$11,644	$10,380	$14,316
3/31/2019	$11,716	$11,834	$10,580	$14,526
4/30/2019	$11,875	$12,005	$10,582	$15,106
5/31/2019	$11,694	$11,838	$10,770	$14,128
6/30/2019	$12,045	$12,246	$10,906	$15,120
7/31/2019	$12,090	$12,295	$10,930	$15,345
8/31/2019	$12,102	$12,371	$11,213	$15,032
9/30/2019	$12,164	$12,430	$11,153	$15,296
10/31/2019	$12,267	$12,580	$11,187	$15,625
11/30/2019	$12,405	$12,723	$11,181	$16,219
12/31/2019	$12,543	$12,887	$11,173	$16,688
1/31/2020	$12,624	$12,990	$11,388	$16,669
2/29/2020	$12,309	$12,709	$11,593	$15,305
3/31/2020	$11,760	$11,954	$11,525	$13,200
4/30/2020	$12,449	$12,634	$11,730	$14,948
5/31/2020	$12,776	$12,908	$11,784	$15,748
6/30/2020	$12,975	$13,109	$11,859	$16,108
7/31/2020	$13,360	$13,505	$12,036	$17,022
8/31/2020	$13,664	$13,783	$11,939	$18,255
9/30/2020	$13,405	$13,597	$11,932	$17,591
10/31/2020	$13,299	$13,444	$11,879	$17,211
11/30/2020	$13,899	$14,091	$11,995	$19,305
12/31/2020	$14,219	$14,359	$12,012	$20,173
1/31/2021	$14,219	$14,322	$11,926	$20,084
2/28/2021	$14,333	$14,325	$11,753	$20,711
3/31/2021	$14,383	$14,371	$11,607	$21,454
4/30/2021	$14,737	$14,657	$11,698	$22,560
5/31/2021	$14,876	$14,764	$11,737	$22,663
6/30/2021	$15,018	$14,915	$11,819	$23,222
7/31/2021	$15,146	$15,079	$11,951	$23,614
8/31/2021	$15,274	$15,187	$11,929	$24,288
9/30/2021	$15,072	$14,938	$11,825	$23,198
10/31/2021	$15,381	$15,192	$11,822	$24,767
11/30/2021	$15,252	$15,099	$11,857	$24,390
12/31/2021	$15,483	$15,308	$11,827	$25,350
1/31/2022	$14,951	$14,833	$11,572	$23,859
2/28/2022	$14,769	$14,663	$11,443	$23,258
3/31/2022	$14,571	$14,532	$11,125	$24,012
4/30/2022	$13,980	$13,839	$10,703	$21,857
5/31/2022	$14,078	$13,865	$10,772	$21,828
6/30/2022	$13,398	$13,229	$10,603	$20,002
7/31/2022	$13,910	$13,857	$10,862	$21,878
8/31/2022	$13,526	$13,448	$10,555	$21,062
9/30/2022	$12,762	$12,624	$10,099	$19,109
10/31/2022	$13,022	$12,876	$9,968	$20,676
11/30/2022	$13,541	$13,412	$10,335	$21,755
12/31/2022	$13,287	$13,186	$10,288	$20,481
1/31/2023	$13,812	$13,744	$10,604	$21,892
2/28/2023	$13,422	$13,436	$10,330	$21,380
3/31/2023	$13,705	$13,758	$10,593	$21,952
4/30/2023	$13,781	$13,865	$10,657	$22,186
5/31/2023	$13,675	$13,724	$10,541	$22,272
6/30/2023	$13,990	$13,973	$10,503	$23,793
7/31/2023	$14,201	$14,153	$10,496	$24,646
8/31/2023	$14,095	$13,991	$10,429	$24,170
9/30/2023	$13,707	$13,609	$10,164	$23,019
10/31/2023	$13,416	$13,358	$10,003	$22,408
11/30/2023	$14,137	$14,109	$10,456	$24,498
12/31/2023	$14,696	$14,679	$10,857	$25,797
1/31/2024	$14,681	$14,686	$10,827	$26,083
2/29/2024	$14,868	$14,777	$10,674	$27,495
3/31/2024	$15,183	$15,014	$10,773	$28,382
4/30/2024	$14,715	$14,642	$10,500	$27,133
5/31/2024	$15,105	$14,983	$10,678	$28,415
6/30/2024	$15,335	$15,172	$10,780	$29,295
7/31/2024	$15,572	$15,490	$11,031	$29,839
8/31/2024	$15,824	$15,744	$11,190	$30,489
9/30/2024	$16,072	$16,008	$11,340	$31,120
10/31/2024	$15,707	$15,694	$11,058	$30,891
11/30/2024	$16,183	$15,997	$11,175	$32,946
12/31/2024	$15,844	$15,715	$10,992	$31,939
1/31/2025	$16,021	$15,969	$11,051	$32,947
2/28/2025	$16,214	$16,139	$11,294	$32,316
3/31/2025	$15,940	$15,940	$11,298	$30,431
4/30/2025	$16,037	$15,999	$11,343	$30,227
5/31/2025	$16,263	$16,247	$11,261	$32,143
6/30/2025	$16,662	$16,633	$11,435	$33,776
7/31/2025	$16,711	$16,697	$11,404	$34,520
8/31/2025	$17,069	$16,977	$11,541	$35,318
9/30/2025	$17,561	$17,299	$11,667	$36,537
10/31/2025	$17,774	$17,493	$11,740	$37,320
11/30/2025	$17,856	$17,557	$11,813	$37,423
12/31/2025	$17,846	$17,616	$11,795	$37,415
1/31/2026	$18,379	$17,848	$11,808	$37,996
2/28/2026	$18,979	$18,085	$12,001	$37,815
3/31/2026	$18,349	$17,425	$11,789	$35,935
4/30/2026	$18,816	$18,173	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	17.33	5.01	6.53
Spectrum Conservative Growth Blended IndexFootnote Reference†	13.59	4.39	6.16
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 196,256,078
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 357,345
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$196,256,078
# of portfolio holdings	33
Portfolio turnover rate	41%
Total advisory fees paid	$357,345

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	44.3
Stocks	35.7
Inflation sensitive investments	15.4
Alternative investments	4.6
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Real Return Portfolio	14.4
Allspring Disciplined Large Cap Portfolio	12.9
Allspring Income Plus ETF	10.7
iShares Core U.S. Aggregate Bond ETF	8.7
Allspring Broad Market Core Bond ETF	6.8
Allspring High Yield Bond Fund Institutional Class	5.2
Allspring Diversified Income Builder Fund Class R6	5.2
Allspring Core Plus ETF	4.9
Allspring Disciplined International Developed Markets Portfolio	4.7
Allspring Alternative Risk Premia Fund Class R6	4.2

Material Fund Change [Text Block]
C000176107
Shareholder Report [Line Items]
Fund Name			Spectrum Growth Fund
Class Name			Class A
Trading Symbol			WGAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$80	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 80
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Spectrum Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000	$10,000
5/31/2016	$9,525	$10,060	$10,003	$10,179
6/30/2016	$9,404	$10,071	$10,182	$10,200
7/31/2016	$9,759	$10,427	$10,247	$10,605
8/31/2016	$9,823	$10,455	$10,235	$10,632
9/30/2016	$9,887	$10,494	$10,229	$10,648
10/31/2016	$9,710	$10,315	$10,151	$10,418
11/30/2016	$9,909	$10,467	$9,911	$10,884
12/31/2016	$10,021	$10,649	$9,925	$11,097
1/31/2017	$10,237	$10,856	$9,944	$11,305
2/28/2017	$10,446	$11,138	$10,011	$11,726
3/31/2017	$10,550	$11,209	$10,006	$11,734
4/30/2017	$10,721	$11,350	$10,083	$11,858
5/31/2017	$10,878	$11,521	$10,160	$11,980
6/30/2017	$11,004	$11,586	$10,150	$12,088
7/31/2017	$11,235	$11,821	$10,194	$12,316
8/31/2017	$11,213	$11,869	$10,285	$12,339
9/30/2017	$11,481	$12,073	$10,236	$12,640
10/31/2017	$11,645	$12,277	$10,242	$12,916
11/30/2017	$11,854	$12,506	$10,229	$13,308
12/31/2017	$11,984	$12,655	$10,276	$13,441
1/31/2018	$12,512	$13,168	$10,158	$14,150
2/28/2018	$12,001	$12,722	$10,061	$13,628
3/31/2018	$11,811	$12,542	$10,126	$13,355
4/30/2018	$11,837	$12,598	$10,051	$13,406
5/31/2018	$12,001	$12,745	$10,122	$13,784
6/30/2018	$11,993	$12,731	$10,110	$13,874
7/31/2018	$12,278	$13,042	$10,112	$14,335
8/31/2018	$12,468	$13,249	$10,177	$14,838
9/30/2018	$12,477	$13,259	$10,112	$14,863
10/31/2018	$11,647	$12,433	$10,032	$13,768
11/30/2018	$11,820	$12,615	$10,092	$14,044
12/31/2018	$11,026	$11,867	$10,277	$12,737
1/31/2019	$11,780	$12,678	$10,386	$13,830
2/28/2019	$12,080	$12,985	$10,380	$14,316
3/31/2019	$12,173	$13,160	$10,580	$14,526
4/30/2019	$12,483	$13,538	$10,582	$15,106
5/31/2019	$11,956	$12,921	$10,770	$14,128
6/30/2019	$12,534	$13,649	$10,906	$15,120
7/31/2019	$12,576	$13,729	$10,930	$15,345
8/31/2019	$12,400	$13,542	$11,213	$15,032
9/30/2019	$12,565	$13,744	$11,153	$15,296
10/31/2019	$12,772	$14,033	$11,187	$15,625
11/30/2019	$13,051	$14,360	$11,181	$16,219
12/31/2019	$13,332	$14,739	$11,173	$16,688
1/31/2020	$13,269	$14,692	$11,388	$16,669
2/29/2020	$12,493	$13,793	$11,593	$15,305
3/31/2020	$11,760	$12,235	$11,525	$13,200
4/30/2020	$12,797	$13,408	$11,730	$14,948
5/31/2020	$13,311	$13,928	$11,784	$15,748
6/30/2020	$13,583	$14,275	$11,859	$16,108
7/31/2020	$14,097	$14,924	$12,036	$17,022
8/31/2020	$14,747	$15,658	$11,939	$18,255
9/30/2020	$14,286	$15,245	$11,932	$17,591
10/31/2020	$14,076	$14,969	$11,879	$17,211
11/30/2020	$15,124	$16,169	$11,995	$19,305
12/31/2020	$15,667	$16,681	$12,012	$20,173
1/31/2021	$15,679	$16,656	$11,926	$20,084
2/28/2021	$16,008	$16,855	$11,753	$20,711
3/31/2021	$16,256	$17,101	$11,607	$21,454
4/30/2021	$16,821	$17,619	$11,698	$22,560
5/31/2021	$17,021	$17,791	$11,737	$22,663
6/30/2021	$17,221	$18,014	$11,819	$23,222
7/31/2021	$17,362	$18,192	$11,951	$23,614
8/31/2021	$17,645	$18,462	$11,929	$24,288
9/30/2021	$17,221	$17,989	$11,825	$23,198
10/31/2021	$17,857	$18,572	$11,822	$24,767
11/30/2021	$17,574	$18,321	$11,857	$24,390
12/31/2021	$18,055	$18,788	$11,827	$25,350
1/31/2022	$17,339	$18,042	$11,572	$23,859
2/28/2022	$16,866	$17,768	$11,443	$23,258
3/31/2022	$16,785	$17,861	$11,125	$24,012
4/30/2022	$15,894	$16,785	$10,703	$21,857
5/31/2022	$16,029	$16,795	$10,772	$21,828
6/30/2022	$14,935	$15,713	$10,603	$20,002
7/31/2022	$15,678	$16,680	$10,862	$21,878
8/31/2022	$15,192	$16,151	$10,555	$21,062
9/30/2022	$14,206	$14,933	$10,099	$19,109
10/31/2022	$14,746	$15,555	$9,968	$20,676
11/30/2022	$15,516	$16,358	$10,335	$21,755
12/31/2022	$15,026	$15,903	$10,288	$20,481
1/31/2023	$15,798	$16,761	$10,604	$21,892
2/28/2023	$15,332	$16,377	$10,330	$21,380
3/31/2023	$15,653	$16,775	$10,593	$21,952
4/30/2023	$15,755	$16,936	$10,657	$22,186
5/31/2023	$15,623	$16,779	$10,541	$22,272
6/30/2023	$16,265	$17,387	$10,503	$23,793
7/31/2023	$16,644	$17,792	$10,496	$24,646
8/31/2023	$16,396	$17,487	$10,429	$24,170
9/30/2023	$15,857	$16,919	$10,164	$23,019
10/31/2023	$15,434	$16,534	$10,003	$22,408
11/30/2023	$16,469	$17,684	$10,456	$24,498
12/31/2023	$17,226	$18,470	$10,857	$25,797
1/31/2024	$17,212	$18,518	$10,827	$26,083
2/29/2024	$17,725	$18,940	$10,674	$27,495
3/31/2024	$18,209	$19,364	$10,773	$28,382
4/30/2024	$17,564	$18,818	$10,500	$27,133
5/31/2024	$18,179	$19,390	$10,678	$28,415
6/30/2024	$18,473	$19,702	$10,780	$29,295
7/31/2024	$18,751	$20,098	$11,031	$29,839
8/31/2024	$19,118	$20,481	$11,190	$30,489
9/30/2024	$19,426	$20,875	$11,340	$31,120
10/31/2024	$19,000	$20,493	$11,058	$30,891
11/30/2024	$19,719	$21,086	$11,175	$32,946
12/31/2024	$19,197	$20,648	$10,992	$31,939
1/31/2025	$19,574	$21,144	$11,051	$32,947
2/28/2025	$19,652	$21,185	$11,294	$32,316
3/31/2025	$19,103	$20,671	$11,298	$30,431
4/30/2025	$19,338	$20,758	$11,343	$30,227
5/31/2025	$19,919	$21,455	$11,261	$32,143
6/30/2025	$20,563	$22,149	$11,435	$33,776
7/31/2025	$20,657	$22,341	$11,404	$34,520
8/31/2025	$21,159	$22,806	$11,541	$35,318
9/30/2025	$21,850	$23,386	$11,667	$36,537
10/31/2025	$22,211	$23,742	$11,740	$37,320
11/30/2025	$22,242	$23,811	$11,813	$37,423
12/31/2025	$22,286	$23,937	$11,795	$37,415
1/31/2026	$23,075	$24,396	$11,808	$37,996
2/28/2026	$23,898	$24,690	$12,001	$37,815
3/31/2026	$22,869	$23,494	$11,789	$35,935
4/30/2026	$23,898	$25,060	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	23.58	7.28	9.75
Class A with LoadFootnote Reference*	16.47	6.01	9.10
Spectrum Growth Blended IndexFootnote Reference†	20.72	7.30	9.62
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 206,490,008
Holdings Count | Holding			37
Advisory Fees Paid, Amount			$ 364,887
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$206,490,008
# of portfolio holdings	37
Portfolio turnover rate	52%
Total advisory fees paid	$364,887

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Stocks	62.8
Bonds	20.9
Inflation sensitive investments	13.6
Alternative investments	2.7
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	19.7
Allspring Real Return Portfolio	13.0
Allspring Disciplined International Developed Markets Portfolio	6.6
Allspring Diversified Income Builder Fund Class R6	5.9
iShares Core MSCI Emerging Markets ETF	4.8
iShares Core MSCI EAFE ETF	4.8
Allspring Special Large Value ETF	4.3
iShares Core S&P 500 ETF	3.7
Allspring Core Plus ETF	3.6
Allspring Income Plus ETF	3.6

Material Fund Change [Text Block]
C000176108
Shareholder Report [Line Items]
Fund Name			Spectrum Growth Fund
Class Name			Class C
Trading Symbol			WGCFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$164	1.47%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 164
Expense Ratio, Percent			1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Spectrum Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,106	$10,060	$10,003	$10,179
6/30/2016	$9,977	$10,071	$10,182	$10,200
7/31/2016	$10,355	$10,427	$10,247	$10,605
8/31/2016	$10,423	$10,455	$10,235	$10,632
9/30/2016	$10,491	$10,494	$10,229	$10,648
10/31/2016	$10,302	$10,315	$10,151	$10,418
11/30/2016	$10,513	$10,467	$9,911	$10,884
12/31/2016	$10,632	$10,649	$9,925	$11,097
1/31/2017	$10,862	$10,856	$9,944	$11,305
2/28/2017	$11,083	$11,138	$10,011	$11,726
3/31/2017	$11,186	$11,209	$10,006	$11,734
4/30/2017	$11,360	$11,350	$10,083	$11,858
5/31/2017	$11,526	$11,521	$10,160	$11,980
6/30/2017	$11,652	$11,586	$10,150	$12,088
7/31/2017	$11,881	$11,821	$10,194	$12,316
8/31/2017	$11,850	$11,869	$10,285	$12,339
9/30/2017	$12,126	$12,073	$10,236	$12,640
10/31/2017	$12,292	$12,277	$10,242	$12,916
11/30/2017	$12,506	$12,506	$10,229	$13,308
12/31/2017	$12,633	$12,655	$10,276	$13,441
1/31/2018	$13,182	$13,168	$10,158	$14,150
2/28/2018	$12,642	$12,722	$10,061	$13,628
3/31/2018	$12,435	$12,542	$10,126	$13,355
4/30/2018	$12,444	$12,598	$10,051	$13,406
5/31/2018	$12,615	$12,745	$10,122	$13,784
6/30/2018	$12,597	$12,731	$10,110	$13,874
7/31/2018	$12,894	$13,042	$10,112	$14,335
8/31/2018	$13,083	$13,249	$10,177	$14,838
9/30/2018	$13,083	$13,259	$10,112	$14,863
10/31/2018	$12,210	$12,433	$10,032	$13,768
11/30/2018	$12,381	$12,615	$10,092	$14,044
12/31/2018	$11,531	$11,867	$10,277	$12,737
1/31/2019	$12,325	$12,678	$10,386	$13,830
2/28/2019	$12,622	$12,985	$10,380	$14,316
3/31/2019	$12,717	$13,160	$10,580	$14,526
4/30/2019	$13,024	$13,538	$10,582	$15,106
5/31/2019	$12,474	$12,921	$10,770	$14,128
6/30/2019	$13,067	$13,649	$10,906	$15,120
7/31/2019	$13,109	$13,729	$10,930	$15,345
8/31/2019	$12,908	$13,542	$11,213	$15,032
9/30/2019	$13,077	$13,744	$11,153	$15,296
10/31/2019	$13,289	$14,033	$11,187	$15,625
11/30/2019	$13,586	$14,360	$11,181	$16,219
12/31/2019	$13,869	$14,739	$11,173	$16,688
1/31/2020	$13,795	$14,692	$11,388	$16,669
2/29/2020	$12,974	$13,793	$11,593	$15,305
3/31/2020	$12,207	$12,235	$11,525	$13,200
4/30/2020	$13,273	$13,408	$11,730	$14,948
5/31/2020	$13,805	$13,928	$11,784	$15,748
6/30/2020	$14,071	$14,275	$11,859	$16,108
7/31/2020	$14,604	$14,924	$12,036	$17,022
8/31/2020	$15,275	$15,658	$11,939	$18,255
9/30/2020	$14,775	$15,245	$11,932	$17,591
10/31/2020	$14,551	$14,969	$11,879	$17,211
11/30/2020	$15,627	$16,169	$11,995	$19,305
12/31/2020	$16,175	$16,681	$12,012	$20,173
1/31/2021	$16,175	$16,656	$11,926	$20,084
2/28/2021	$16,507	$16,855	$11,753	$20,711
3/31/2021	$16,755	$17,101	$11,607	$21,454
4/30/2021	$17,324	$17,619	$11,698	$22,560
5/31/2021	$17,514	$17,791	$11,737	$22,663
6/30/2021	$17,715	$18,014	$11,819	$23,222
7/31/2021	$17,846	$18,192	$11,951	$23,614
8/31/2021	$18,130	$18,462	$11,929	$24,288
9/30/2021	$17,680	$17,989	$11,825	$23,198
10/31/2021	$18,320	$18,572	$11,822	$24,767
11/30/2021	$18,023	$18,321	$11,857	$24,390
12/31/2021	$18,496	$18,788	$11,827	$25,350
1/31/2022	$17,769	$18,042	$11,572	$23,859
2/28/2022	$17,271	$17,768	$11,443	$23,258
3/31/2022	$17,177	$17,861	$11,125	$24,012
4/30/2022	$16,249	$16,785	$10,703	$21,857
5/31/2022	$16,370	$16,795	$10,772	$21,828
6/30/2022	$15,254	$15,713	$10,603	$20,002
7/31/2022	$16,007	$16,680	$10,862	$21,878
8/31/2022	$15,496	$16,151	$10,555	$21,062
9/30/2022	$14,474	$14,933	$10,099	$19,109
10/31/2022	$15,025	$15,555	$9,968	$20,676
11/30/2022	$15,792	$16,358	$10,335	$21,755
12/31/2022	$15,282	$15,903	$10,288	$20,481
1/31/2023	$16,058	$16,761	$10,604	$21,892
2/28/2023	$15,584	$16,377	$10,330	$21,380
3/31/2023	$15,886	$16,775	$10,593	$21,952
4/30/2023	$15,986	$16,936	$10,657	$22,186
5/31/2023	$15,843	$16,779	$10,541	$22,272
6/30/2023	$16,475	$17,387	$10,503	$23,793
7/31/2023	$16,862	$17,792	$10,496	$24,646
8/31/2023	$16,590	$17,487	$10,429	$24,170
9/30/2023	$16,029	$16,919	$10,164	$23,019
10/31/2023	$15,613	$16,534	$10,003	$22,408
11/30/2023	$16,633	$17,684	$10,456	$24,498
12/31/2023	$17,395	$18,470	$10,857	$25,797
1/31/2024	$17,366	$18,518	$10,827	$26,083
2/29/2024	$17,870	$18,940	$10,674	$27,495
3/31/2024	$18,345	$19,364	$10,773	$28,382
4/30/2024	$17,683	$18,818	$10,500	$27,133
5/31/2024	$18,303	$19,390	$10,678	$28,415
6/30/2024	$18,598	$19,702	$10,780	$29,295
7/31/2024	$18,878	$20,098	$11,031	$29,839
8/31/2024	$19,247	$20,481	$11,190	$30,489
9/30/2024	$19,557	$20,875	$11,340	$31,120
10/31/2024	$19,129	$20,493	$11,058	$30,891
11/30/2024	$19,853	$21,086	$11,175	$32,946
12/31/2024	$19,327	$20,648	$10,992	$31,939
1/31/2025	$19,707	$21,144	$11,051	$32,947
2/28/2025	$19,786	$21,185	$11,294	$32,316
3/31/2025	$19,233	$20,671	$11,298	$30,431
4/30/2025	$19,470	$20,758	$11,343	$30,227
5/31/2025	$20,054	$21,455	$11,261	$32,143
6/30/2025	$20,702	$22,149	$11,435	$33,776
7/31/2025	$20,797	$22,341	$11,404	$34,520
8/31/2025	$21,303	$22,806	$11,541	$35,318
9/30/2025	$21,998	$23,386	$11,667	$36,537
10/31/2025	$22,362	$23,742	$11,740	$37,320
11/30/2025	$22,393	$23,811	$11,813	$37,423
12/31/2025	$22,437	$23,937	$11,795	$37,415
1/31/2026	$23,231	$24,396	$11,808	$37,996
2/28/2026	$24,060	$24,690	$12,001	$37,815
3/31/2026	$23,024	$23,494	$11,789	$35,935
4/30/2026	$24,060	$25,060	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class CFootnote Reference*	22.66	6.46	9.18
Class C with LoadFootnote Reference*	21.66	6.46	9.18
Spectrum Growth Blended IndexFootnote Reference†	20.72	7.30	9.62
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 206,490,008
Holdings Count | Holding			37
Advisory Fees Paid, Amount			$ 364,887
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$206,490,008
# of portfolio holdings	37
Portfolio turnover rate	52%
Total advisory fees paid	$364,887

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Stocks	62.8
Bonds	20.9
Inflation sensitive investments	13.6
Alternative investments	2.7
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	19.7
Allspring Real Return Portfolio	13.0
Allspring Disciplined International Developed Markets Portfolio	6.6
Allspring Diversified Income Builder Fund Class R6	5.9
iShares Core MSCI Emerging Markets ETF	4.8
iShares Core MSCI EAFE ETF	4.8
Allspring Special Large Value ETF	4.3
iShares Core S&P 500 ETF	3.7
Allspring Core Plus ETF	3.6
Allspring Income Plus ETF	3.6

Material Fund Change [Text Block]
C000205239
Shareholder Report [Line Items]
Fund Name			Spectrum Growth Fund
Class Name			Institutional Class
Trading Symbol			WGAYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$45	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Spectrum Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,106	$10,060	$10,003	$10,179
6/30/2016	$9,977	$10,071	$10,182	$10,200
7/31/2016	$10,355	$10,427	$10,247	$10,605
8/31/2016	$10,423	$10,455	$10,235	$10,632
9/30/2016	$10,491	$10,494	$10,229	$10,648
10/31/2016	$10,302	$10,315	$10,151	$10,418
11/30/2016	$10,513	$10,467	$9,911	$10,884
12/31/2016	$10,632	$10,649	$9,925	$11,097
1/31/2017	$10,862	$10,856	$9,944	$11,305
2/28/2017	$11,083	$11,138	$10,011	$11,726
3/31/2017	$11,194	$11,209	$10,006	$11,734
4/30/2017	$11,375	$11,350	$10,083	$11,858
5/31/2017	$11,541	$11,521	$10,160	$11,980
6/30/2017	$11,676	$11,586	$10,150	$12,088
7/31/2017	$11,921	$11,821	$10,194	$12,316
8/31/2017	$11,897	$11,869	$10,285	$12,339
9/30/2017	$12,182	$12,073	$10,236	$12,640
10/31/2017	$12,356	$12,277	$10,242	$12,916
11/30/2017	$12,577	$12,506	$10,229	$13,308
12/31/2017	$12,715	$12,655	$10,276	$13,441
1/31/2018	$13,275	$13,168	$10,158	$14,150
2/28/2018	$12,734	$12,722	$10,061	$13,628
3/31/2018	$12,532	$12,542	$10,126	$13,355
4/30/2018	$12,559	$12,598	$10,051	$13,406
5/31/2018	$12,734	$12,745	$10,122	$13,784
6/30/2018	$12,724	$12,731	$10,110	$13,874
7/31/2018	$13,027	$13,042	$10,112	$14,335
8/31/2018	$13,238	$13,249	$10,177	$14,838
9/30/2018	$13,247	$13,259	$10,112	$14,863
10/31/2018	$12,348	$12,433	$10,032	$13,768
11/30/2018	$12,532	$12,615	$10,092	$14,044
12/31/2018	$11,706	$11,867	$10,277	$12,737
1/31/2019	$12,518	$12,678	$10,386	$13,830
2/28/2019	$12,826	$12,985	$10,380	$14,316
3/31/2019	$12,935	$13,160	$10,580	$14,526
4/30/2019	$13,265	$13,538	$10,582	$15,106
5/31/2019	$12,705	$12,921	$10,770	$14,128
6/30/2019	$13,331	$13,649	$10,906	$15,120
7/31/2019	$13,386	$13,729	$10,930	$15,345
8/31/2019	$13,188	$13,542	$11,213	$15,032
9/30/2019	$13,364	$13,744	$11,153	$15,296
10/31/2019	$13,594	$14,033	$11,187	$15,625
11/30/2019	$13,891	$14,360	$11,181	$16,219
12/31/2019	$14,193	$14,739	$11,173	$16,688
1/31/2020	$14,126	$14,692	$11,388	$16,669
2/29/2020	$13,299	$13,793	$11,593	$15,305
3/31/2020	$12,528	$12,235	$11,525	$13,200
4/30/2020	$13,634	$13,408	$11,730	$14,948
5/31/2020	$14,193	$13,928	$11,784	$15,748
6/30/2020	$14,483	$14,275	$11,859	$16,108
7/31/2020	$15,031	$14,924	$12,036	$17,022
8/31/2020	$15,735	$15,658	$11,939	$18,255
9/30/2020	$15,243	$15,245	$11,932	$17,591
10/31/2020	$15,020	$14,969	$11,879	$17,211
11/30/2020	$16,148	$16,169	$11,995	$19,305
12/31/2020	$16,741	$16,681	$12,012	$20,173
1/31/2021	$16,741	$16,656	$11,926	$20,084
2/28/2021	$17,106	$16,855	$11,753	$20,711
3/31/2021	$17,371	$17,101	$11,607	$21,454
4/30/2021	$17,988	$17,619	$11,698	$22,560
5/31/2021	$18,202	$17,791	$11,737	$22,663
6/30/2021	$18,416	$18,014	$11,819	$23,222
7/31/2021	$18,579	$18,192	$11,951	$23,614
8/31/2021	$18,881	$18,462	$11,929	$24,288
9/30/2021	$18,441	$17,989	$11,825	$23,198
10/31/2021	$19,120	$18,572	$11,822	$24,767
11/30/2021	$18,831	$18,321	$11,857	$24,390
12/31/2021	$19,350	$18,788	$11,827	$25,350
1/31/2022	$18,596	$18,042	$11,572	$23,859
2/28/2022	$18,089	$17,768	$11,443	$23,258
3/31/2022	$18,003	$17,861	$11,125	$24,012
4/30/2022	$17,047	$16,785	$10,703	$21,857
5/31/2022	$17,192	$16,795	$10,772	$21,828
6/30/2022	$16,033	$15,713	$10,603	$20,002
7/31/2022	$16,844	$16,680	$10,862	$21,878
8/31/2022	$16,308	$16,151	$10,555	$21,062
9/30/2022	$15,265	$14,933	$10,099	$19,109
10/31/2022	$15,845	$15,555	$9,968	$20,676
11/30/2022	$16,685	$16,358	$10,335	$21,755
12/31/2022	$16,143	$15,903	$10,288	$20,481
1/31/2023	$16,990	$16,761	$10,604	$21,892
2/28/2023	$16,488	$16,377	$10,330	$21,380
3/31/2023	$16,834	$16,775	$10,593	$21,952
4/30/2023	$16,943	$16,936	$10,657	$22,186
5/31/2023	$16,818	$16,779	$10,541	$22,272
6/30/2023	$17,508	$17,387	$10,503	$23,793
7/31/2023	$17,932	$17,792	$10,496	$24,646
8/31/2023	$17,665	$17,487	$10,429	$24,170
9/30/2023	$17,085	$16,919	$10,164	$23,019
10/31/2023	$16,645	$16,534	$10,003	$22,408
11/30/2023	$17,759	$17,684	$10,456	$24,498
12/31/2023	$18,582	$18,470	$10,857	$25,797
1/31/2024	$18,566	$18,518	$10,827	$26,083
2/29/2024	$19,119	$18,940	$10,674	$27,495
3/31/2024	$19,656	$19,364	$10,773	$28,382
4/30/2024	$18,961	$18,818	$10,500	$27,133
5/31/2024	$19,625	$19,390	$10,678	$28,415
6/30/2024	$19,956	$19,702	$10,780	$29,295
7/31/2024	$20,257	$20,098	$11,031	$29,839
8/31/2024	$20,652	$20,481	$11,190	$30,489
9/30/2024	$20,999	$20,875	$11,340	$31,120
10/31/2024	$20,541	$20,493	$11,058	$30,891
11/30/2024	$21,315	$21,086	$11,175	$32,946
12/31/2024	$20,771	$20,648	$10,992	$31,939
1/31/2025	$21,179	$21,144	$11,051	$32,947
2/28/2025	$21,263	$21,185	$11,294	$32,316
3/31/2025	$20,686	$20,671	$11,298	$30,431
4/30/2025	$20,941	$20,758	$11,343	$30,227
5/31/2025	$21,586	$21,455	$11,261	$32,143
6/30/2025	$22,282	$22,149	$11,435	$33,776
7/31/2025	$22,383	$22,341	$11,404	$34,520
8/31/2025	$22,926	$22,806	$11,541	$35,318
9/30/2025	$23,690	$23,386	$11,667	$36,537
10/31/2025	$24,080	$23,742	$11,740	$37,320
11/30/2025	$24,114	$23,811	$11,813	$37,423
12/31/2025	$24,165	$23,937	$11,795	$37,415
1/31/2026	$25,039	$24,396	$11,808	$37,996
2/28/2026	$25,932	$24,690	$12,001	$37,815
3/31/2026	$24,835	$23,494	$11,789	$35,935
4/30/2026	$25,951	$25,060	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	23.92	7.61	10.01
Spectrum Growth Blended IndexFootnote Reference†	20.72	7.30	9.62
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 206,490,008
Holdings Count | Holding			37
Advisory Fees Paid, Amount			$ 364,887
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$206,490,008
# of portfolio holdings	37
Portfolio turnover rate	52%
Total advisory fees paid	$364,887

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Stocks	62.8
Bonds	20.9
Inflation sensitive investments	13.6
Alternative investments	2.7
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	19.7
Allspring Real Return Portfolio	13.0
Allspring Disciplined International Developed Markets Portfolio	6.6
Allspring Diversified Income Builder Fund Class R6	5.9
iShares Core MSCI Emerging Markets ETF	4.8
iShares Core MSCI EAFE ETF	4.8
Allspring Special Large Value ETF	4.3
iShares Core S&P 500 ETF	3.7
Allspring Core Plus ETF	3.6
Allspring Income Plus ETF	3.6

Material Fund Change [Text Block]
C000176116
Shareholder Report [Line Items]
Fund Name			Spectrum Income Allocation Fund
Class Name			Class A
Trading Symbol			WCAFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$76	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Spectrum Income Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000	$10,000
5/31/2016	$9,438	$10,017	$10,003	$10,179
6/30/2016	$9,497	$10,155	$10,182	$10,200
7/31/2016	$9,631	$10,293	$10,247	$10,605
8/31/2016	$9,642	$10,291	$10,235	$10,632
9/30/2016	$9,664	$10,296	$10,229	$10,648
10/31/2016	$9,571	$10,193	$10,151	$10,418
11/30/2016	$9,499	$10,050	$9,911	$10,884
12/31/2016	$9,546	$10,104	$9,925	$11,097
1/31/2017	$9,623	$10,168	$9,944	$11,305
2/28/2017	$9,719	$10,285	$10,011	$11,726
3/31/2017	$9,727	$10,297	$10,006	$11,734
4/30/2017	$9,811	$10,389	$10,083	$11,858
5/31/2017	$9,887	$10,489	$10,160	$11,980
6/30/2017	$9,910	$10,495	$10,150	$12,088
7/31/2017	$10,003	$10,582	$10,194	$12,316
8/31/2017	$10,030	$10,664	$10,285	$12,339
9/30/2017	$10,077	$10,672	$10,236	$12,640
10/31/2017	$10,112	$10,722	$10,242	$12,916
11/30/2017	$10,160	$10,762	$10,229	$13,308
12/31/2017	$10,214	$10,831	$10,276	$13,441
1/31/2018	$10,293	$10,847	$10,158	$14,150
2/28/2018	$10,104	$10,678	$10,061	$13,628
3/31/2018	$10,058	$10,691	$10,126	$13,355
4/30/2018	$10,021	$10,644	$10,051	$13,406
5/31/2018	$10,089	$10,732	$10,122	$13,784
6/30/2018	$10,089	$10,719	$10,110	$13,874
7/31/2018	$10,189	$10,786	$10,112	$14,335
8/31/2018	$10,271	$10,881	$10,177	$14,838
9/30/2018	$10,250	$10,831	$10,112	$14,863
10/31/2018	$9,965	$10,598	$10,032	$13,768
11/30/2018	$10,021	$10,684	$10,092	$14,044
12/31/2018	$9,852	$10,673	$10,277	$12,737
1/31/2019	$10,203	$10,940	$10,386	$13,830
2/28/2019	$10,302	$11,002	$10,380	$14,316
3/31/2019	$10,427	$11,197	$10,580	$14,526
4/30/2019	$10,507	$11,280	$10,582	$15,106
5/31/2019	$10,476	$11,301	$10,770	$14,128
6/30/2019	$10,701	$11,567	$10,906	$15,120
7/31/2019	$10,733	$11,603	$10,930	$15,345
8/31/2019	$10,829	$11,789	$11,213	$15,032
9/30/2019	$10,832	$11,786	$11,153	$15,296
10/31/2019	$10,873	$11,874	$11,187	$15,625
11/30/2019	$10,947	$11,939	$11,181	$16,219
12/31/2019	$10,992	$12,012	$11,173	$16,688
1/31/2020	$11,133	$12,175	$11,388	$16,669
2/29/2020	$11,035	$12,153	$11,593	$15,305
3/31/2020	$10,634	$11,757	$11,525	$13,200
4/30/2020	$11,078	$12,195	$11,730	$14,948
5/31/2020	$11,285	$12,356	$11,784	$15,748
6/30/2020	$11,426	$12,491	$11,859	$16,108
7/31/2020	$11,719	$12,773	$12,036	$17,022
8/31/2020	$11,835	$12,853	$11,939	$18,255
9/30/2020	$11,681	$12,763	$11,932	$17,591
10/31/2020	$11,617	$12,662	$11,879	$17,211
11/30/2020	$11,901	$12,992	$11,995	$19,305
12/31/2020	$12,056	$13,118	$12,012	$20,173
1/31/2021	$12,021	$13,066	$11,926	$20,084
2/28/2021	$12,010	$12,965	$11,753	$20,711
3/31/2021	$11,940	$12,898	$11,607	$21,454
4/30/2021	$12,138	$13,062	$11,698	$22,560
5/31/2021	$12,196	$13,127	$11,737	$22,663
6/30/2021	$12,293	$13,242	$11,819	$23,222
7/31/2021	$12,385	$13,390	$11,951	$23,614
8/31/2021	$12,419	$13,416	$11,929	$24,288
9/30/2021	$12,342	$13,277	$11,825	$23,198
10/31/2021	$12,446	$13,358	$11,822	$24,767
11/30/2021	$12,413	$13,343	$11,857	$24,390
12/31/2021	$12,469	$13,416	$11,827	$25,350
1/31/2022	$12,146	$13,076	$11,572	$23,859
2/28/2022	$12,034	$12,944	$11,443	$23,258
3/31/2022	$11,761	$12,698	$11,125	$24,012
4/30/2022	$11,354	$12,186	$10,703	$21,857
5/31/2022	$11,430	$12,231	$10,772	$21,828
6/30/2022	$11,061	$11,839	$10,603	$20,002
7/31/2022	$11,387	$12,276	$10,862	$21,878
8/31/2022	$11,111	$11,930	$10,555	$21,062
9/30/2022	$10,566	$11,331	$10,099	$19,109
10/31/2022	$10,621	$11,373	$9,968	$20,676
11/30/2022	$10,969	$11,779	$10,335	$21,755
12/31/2022	$10,844	$11,668	$10,288	$20,481
1/31/2023	$11,181	$12,076	$10,604	$21,892
2/28/2023	$10,870	$11,801	$10,330	$21,380
3/31/2023	$11,090	$12,080	$10,593	$21,952
4/30/2023	$11,147	$12,162	$10,657	$22,186
5/31/2023	$11,051	$12,034	$10,541	$22,272
6/30/2023	$11,154	$12,105	$10,503	$23,793
7/31/2023	$11,250	$12,172	$10,496	$24,646
8/31/2023	$11,202	$12,084	$10,429	$24,170
9/30/2023	$10,928	$11,789	$10,164	$23,019
10/31/2023	$10,708	$11,601	$10,003	$22,408
11/30/2023	$11,190	$12,160	$10,456	$24,498
12/31/2023	$11,577	$12,626	$10,857	$25,797
1/31/2024	$11,537	$12,612	$10,827	$26,083
2/29/2024	$11,547	$12,546	$10,674	$27,495
3/31/2024	$11,725	$12,694	$10,773	$28,382
4/30/2024	$11,387	$12,399	$10,500	$27,133
5/31/2024	$11,617	$12,630	$10,678	$28,415
6/30/2024	$11,773	$12,763	$10,780	$29,295
7/31/2024	$11,965	$13,042	$11,031	$29,839
8/31/2024	$12,132	$13,237	$11,190	$30,489
9/30/2024	$12,297	$13,434	$11,340	$31,120
10/31/2024	$12,000	$13,156	$11,058	$30,891
11/30/2024	$12,284	$13,333	$11,175	$32,946
12/31/2024	$12,042	$13,125	$10,992	$31,939
1/31/2025	$12,116	$13,259	$11,051	$32,947
2/28/2025	$12,326	$13,478	$11,294	$32,316
3/31/2025	$12,208	$13,413	$11,298	$30,431
4/30/2025	$12,237	$13,457	$11,343	$30,227
5/31/2025	$12,262	$13,498	$11,261	$32,143
6/30/2025	$12,483	$13,745	$11,435	$33,776
7/31/2025	$12,486	$13,752	$11,404	$34,520
8/31/2025	$12,703	$13,942	$11,541	$35,318
9/30/2025	$12,991	$14,139	$11,667	$36,537
10/31/2025	$13,122	$14,253	$11,740	$37,320
11/30/2025	$13,179	$14,318	$11,813	$37,423
12/31/2025	$13,138	$14,339	$11,795	$37,415
1/31/2026	$13,425	$14,449	$11,808	$37,996
2/28/2026	$13,827	$14,650	$12,001	$37,815
3/31/2026	$13,525	$14,263	$11,789	$35,935
4/30/2026	$13,624	$14,596	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	11.34	2.34	3.75
Class A with LoadFootnote Reference*	4.94	1.13	3.14
Spectrum Income Allocation Blended IndexFootnote Reference†	8.47	2.25	3.85
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 83,648,540
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 59,422
InvestmentCompanyPortfolioTurnover			84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$83,648,540
# of portfolio holdings	29
Portfolio turnover rate	84%
Total advisory fees paid	$59,422

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	68.6
Inflation sensitive investments	15.5
Stocks	11.8
Alternative investments	4.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Real Return Portfolio	14.8
Allspring Broad Market Core Bond ETF	11.6
iShares Core U.S. Aggregate Bond ETF	11.2
Allspring Core Bond Portfolio	10.5
Allspring Core Plus ETF	10.4
Allspring Income Plus ETF	10.4
Allspring High Yield Bond Fund Institutional Class	6.7
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Alternative Risk Premia Fund Class R6	4.0
Allspring Disciplined International Developed Markets Portfolio	2.5

Material Fund Change [Text Block]
C000176115
Shareholder Report [Line Items]
Fund Name			Spectrum Income Allocation Fund
Class Name			Class C
Trading Symbol			WCCFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$154	1.46%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 154
Expense Ratio, Percent			1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Spectrum Income Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,013	$10,017	$10,003	$10,179
6/30/2016	$10,076	$10,155	$10,182	$10,200
7/31/2016	$10,218	$10,293	$10,247	$10,605
8/31/2016	$10,230	$10,291	$10,235	$10,632
9/30/2016	$10,254	$10,296	$10,229	$10,648
10/31/2016	$10,155	$10,193	$10,151	$10,418
11/30/2016	$10,079	$10,050	$9,911	$10,884
12/31/2016	$10,129	$10,104	$9,925	$11,097
1/31/2017	$10,210	$10,168	$9,944	$11,305
2/28/2017	$10,303	$10,285	$10,011	$11,726
3/31/2017	$10,306	$10,297	$10,006	$11,734
4/30/2017	$10,386	$10,389	$10,083	$11,858
5/31/2017	$10,456	$10,489	$10,160	$11,980
6/30/2017	$10,472	$10,495	$10,150	$12,088
7/31/2017	$10,572	$10,582	$10,194	$12,316
8/31/2017	$10,595	$10,664	$10,285	$12,339
9/30/2017	$10,627	$10,672	$10,236	$12,640
10/31/2017	$10,665	$10,722	$10,242	$12,916
11/30/2017	$10,710	$10,762	$10,229	$13,308
12/31/2017	$10,763	$10,831	$10,276	$13,441
1/31/2018	$10,837	$10,847	$10,158	$14,150
2/28/2018	$10,627	$10,678	$10,061	$13,628
3/31/2018	$10,571	$10,691	$10,126	$13,355
4/30/2018	$10,524	$10,644	$10,051	$13,406
5/31/2018	$10,599	$10,732	$10,122	$13,784
6/30/2018	$10,593	$10,719	$10,110	$13,874
7/31/2018	$10,688	$10,786	$10,112	$14,335
8/31/2018	$10,766	$10,881	$10,177	$14,838
9/30/2018	$10,736	$10,831	$10,112	$14,863
10/31/2018	$10,430	$10,598	$10,032	$13,768
11/30/2018	$10,481	$10,684	$10,092	$14,044
12/31/2018	$10,295	$10,673	$10,277	$12,737
1/31/2019	$10,659	$10,940	$10,386	$13,830
2/28/2019	$10,733	$11,002	$10,380	$14,316
3/31/2019	$10,860	$11,197	$10,580	$14,526
4/30/2019	$10,944	$11,280	$10,582	$15,106
5/31/2019	$10,905	$11,301	$10,770	$14,128
6/30/2019	$11,122	$11,567	$10,906	$15,120
7/31/2019	$11,158	$11,603	$10,930	$15,345
8/31/2019	$11,251	$11,789	$11,213	$15,032
9/30/2019	$11,247	$11,786	$11,153	$15,296
10/31/2019	$11,282	$11,874	$11,187	$15,625
11/30/2019	$11,342	$11,939	$11,181	$16,219
12/31/2019	$11,398	$12,012	$11,173	$16,688
1/31/2020	$11,522	$12,175	$11,388	$16,669
2/29/2020	$11,421	$12,153	$11,593	$15,305
3/31/2020	$10,993	$11,757	$11,525	$13,200
4/30/2020	$11,455	$12,195	$11,730	$14,948
5/31/2020	$11,657	$12,356	$11,784	$15,748
6/30/2020	$11,803	$12,491	$11,859	$16,108
7/31/2020	$12,085	$12,773	$12,036	$17,022
8/31/2020	$12,202	$12,853	$11,939	$18,255
9/30/2020	$12,036	$12,763	$11,932	$17,591
10/31/2020	$11,962	$12,662	$11,879	$17,211
11/30/2020	$12,248	$12,992	$11,995	$19,305
12/31/2020	$12,395	$13,118	$12,012	$20,173
1/31/2021	$12,359	$13,066	$11,926	$20,084
2/28/2021	$12,335	$12,965	$11,753	$20,711
3/31/2021	$12,252	$12,898	$11,607	$21,454
4/30/2021	$12,443	$13,062	$11,698	$22,560
5/31/2021	$12,503	$13,127	$11,737	$22,663
6/30/2021	$12,595	$13,242	$11,819	$23,222
7/31/2021	$12,681	$13,390	$11,951	$23,614
8/31/2021	$12,708	$13,416	$11,929	$24,288
9/30/2021	$12,621	$13,277	$11,825	$23,198
10/31/2021	$12,719	$13,358	$11,822	$24,767
11/30/2021	$12,678	$13,343	$11,857	$24,390
12/31/2021	$12,722	$13,416	$11,827	$25,350
1/31/2022	$12,393	$13,076	$11,572	$23,859
2/28/2022	$12,266	$12,944	$11,443	$23,258
3/31/2022	$11,987	$12,698	$11,125	$24,012
4/30/2022	$11,569	$12,186	$10,703	$21,857
5/31/2022	$11,639	$12,231	$10,772	$21,828
6/30/2022	$11,256	$11,839	$10,603	$20,002
7/31/2022	$11,575	$12,276	$10,862	$21,878
8/31/2022	$11,281	$11,930	$10,555	$21,062
9/30/2022	$10,730	$11,331	$10,099	$19,109
10/31/2022	$10,779	$11,373	$9,968	$20,676
11/30/2022	$11,126	$11,779	$10,335	$21,755
12/31/2022	$10,987	$11,668	$10,288	$20,481
1/31/2023	$11,329	$12,076	$10,604	$21,892
2/28/2023	$11,000	$11,801	$10,330	$21,380
3/31/2023	$11,224	$12,080	$10,593	$21,952
4/30/2023	$11,256	$12,162	$10,657	$22,186
5/31/2023	$11,166	$12,034	$10,541	$22,272
6/30/2023	$11,264	$12,105	$10,503	$23,793
7/31/2023	$11,353	$12,172	$10,496	$24,646
8/31/2023	$11,296	$12,084	$10,429	$24,170
9/30/2023	$10,999	$11,789	$10,164	$23,019
10/31/2023	$10,785	$11,601	$10,003	$22,408
11/30/2023	$11,263	$12,160	$10,456	$24,498
12/31/2023	$11,642	$12,626	$10,857	$25,797
1/31/2024	$11,601	$12,612	$10,827	$26,083
2/29/2024	$11,594	$12,546	$10,674	$27,495
3/31/2024	$11,764	$12,694	$10,773	$28,382
4/30/2024	$11,431	$12,399	$10,500	$27,133
5/31/2024	$11,662	$12,630	$10,678	$28,415
6/30/2024	$11,819	$12,763	$10,780	$29,295
7/31/2024	$12,011	$13,042	$11,031	$29,839
8/31/2024	$12,179	$13,237	$11,190	$30,489
9/30/2024	$12,345	$13,434	$11,340	$31,120
10/31/2024	$12,046	$13,156	$11,058	$30,891
11/30/2024	$12,331	$13,333	$11,175	$32,946
12/31/2024	$12,089	$13,125	$10,992	$31,939
1/31/2025	$12,163	$13,259	$11,051	$32,947
2/28/2025	$12,373	$13,478	$11,294	$32,316
3/31/2025	$12,255	$13,413	$11,298	$30,431
4/30/2025	$12,284	$13,457	$11,343	$30,227
5/31/2025	$12,310	$13,498	$11,261	$32,143
6/30/2025	$12,531	$13,745	$11,435	$33,776
7/31/2025	$12,535	$13,752	$11,404	$34,520
8/31/2025	$12,752	$13,942	$11,541	$35,318
9/30/2025	$13,041	$14,139	$11,667	$36,537
10/31/2025	$13,172	$14,253	$11,740	$37,320
11/30/2025	$13,230	$14,318	$11,813	$37,423
12/31/2025	$13,189	$14,339	$11,795	$37,415
1/31/2026	$13,477	$14,449	$11,808	$37,996
2/28/2026	$13,881	$14,650	$12,001	$37,815
3/31/2026	$13,577	$14,263	$11,789	$35,935
4/30/2026	$13,677	$14,596	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class CFootnote Reference*	10.50	1.58	3.18
Class C with LoadFootnote Reference*	9.50	1.58	3.18
Spectrum Income Allocation Blended IndexFootnote Reference†	8.47	2.25	3.85
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 83,648,540
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 59,422
InvestmentCompanyPortfolioTurnover			84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$83,648,540
# of portfolio holdings	29
Portfolio turnover rate	84%
Total advisory fees paid	$59,422

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	68.6
Inflation sensitive investments	15.5
Stocks	11.8
Alternative investments	4.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Real Return Portfolio	14.8
Allspring Broad Market Core Bond ETF	11.6
iShares Core U.S. Aggregate Bond ETF	11.2
Allspring Core Bond Portfolio	10.5
Allspring Core Plus ETF	10.4
Allspring Income Plus ETF	10.4
Allspring High Yield Bond Fund Institutional Class	6.7
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Alternative Risk Premia Fund Class R6	4.0
Allspring Disciplined International Developed Markets Portfolio	2.5

Material Fund Change [Text Block]
C000205245
Shareholder Report [Line Items]
Fund Name			Spectrum Income Allocation Fund
Class Name			Institutional Class
Trading Symbol			WCYFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Spectrum Income Allocation Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,013	$10,017	$10,003	$10,179
6/30/2016	$10,076	$10,155	$10,182	$10,200
7/31/2016	$10,218	$10,293	$10,247	$10,605
8/31/2016	$10,230	$10,291	$10,235	$10,632
9/30/2016	$10,254	$10,296	$10,229	$10,648
10/31/2016	$10,155	$10,193	$10,151	$10,418
11/30/2016	$10,079	$10,050	$9,911	$10,884
12/31/2016	$10,129	$10,104	$9,925	$11,097
1/31/2017	$10,210	$10,168	$9,944	$11,305
2/28/2017	$10,312	$10,285	$10,011	$11,726
3/31/2017	$10,321	$10,297	$10,006	$11,734
4/30/2017	$10,410	$10,389	$10,083	$11,858
5/31/2017	$10,490	$10,489	$10,160	$11,980
6/30/2017	$10,515	$10,495	$10,150	$12,088
7/31/2017	$10,613	$10,582	$10,194	$12,316
8/31/2017	$10,642	$10,664	$10,285	$12,339
9/30/2017	$10,692	$10,672	$10,236	$12,640
10/31/2017	$10,729	$10,722	$10,242	$12,916
11/30/2017	$10,780	$10,762	$10,229	$13,308
12/31/2017	$10,837	$10,831	$10,276	$13,441
1/31/2018	$10,921	$10,847	$10,158	$14,150
2/28/2018	$10,720	$10,678	$10,061	$13,628
3/31/2018	$10,672	$10,691	$10,126	$13,355
4/30/2018	$10,633	$10,644	$10,051	$13,406
5/31/2018	$10,704	$10,732	$10,122	$13,784
6/30/2018	$10,704	$10,719	$10,110	$13,874
7/31/2018	$10,811	$10,786	$10,112	$14,335
8/31/2018	$10,897	$10,881	$10,177	$14,838
9/30/2018	$10,876	$10,831	$10,112	$14,863
10/31/2018	$10,577	$10,598	$10,032	$13,768
11/30/2018	$10,639	$10,684	$10,092	$14,044
12/31/2018	$10,465	$10,673	$10,277	$12,737
1/31/2019	$10,828	$10,940	$10,386	$13,830
2/28/2019	$10,925	$11,002	$10,380	$14,316
3/31/2019	$11,059	$11,197	$10,580	$14,526
4/30/2019	$11,148	$11,280	$10,582	$15,106
5/31/2019	$11,130	$11,301	$10,770	$14,128
6/30/2019	$11,362	$11,567	$10,906	$15,120
7/31/2019	$11,410	$11,603	$10,930	$15,345
8/31/2019	$11,516	$11,789	$11,213	$15,032
9/30/2019	$11,521	$11,786	$11,153	$15,296
10/31/2019	$11,580	$11,874	$11,187	$15,625
11/30/2019	$11,651	$11,939	$11,181	$16,219
12/31/2019	$11,703	$12,012	$11,173	$16,688
1/31/2020	$11,854	$12,175	$11,388	$16,669
2/29/2020	$11,750	$12,153	$11,593	$15,305
3/31/2020	$11,333	$11,757	$11,525	$13,200
4/30/2020	$11,808	$12,195	$11,730	$14,948
5/31/2020	$12,028	$12,356	$11,784	$15,748
6/30/2020	$12,190	$12,491	$11,859	$16,108
7/31/2020	$12,491	$12,773	$12,036	$17,022
8/31/2020	$12,625	$12,853	$11,939	$18,255
9/30/2020	$12,464	$12,763	$11,932	$17,591
10/31/2020	$12,399	$12,662	$11,879	$17,211
11/30/2020	$12,706	$12,992	$11,995	$19,305
12/31/2020	$12,877	$13,118	$12,012	$20,173
1/31/2021	$12,840	$13,066	$11,926	$20,084
2/28/2021	$12,828	$12,965	$11,753	$20,711
3/31/2021	$12,765	$12,898	$11,607	$21,454
4/30/2021	$12,977	$13,062	$11,698	$22,560
5/31/2021	$13,051	$13,127	$11,737	$22,663
6/30/2021	$13,151	$13,242	$11,819	$23,222
7/31/2021	$13,266	$13,390	$11,951	$23,614
8/31/2021	$13,293	$13,416	$11,929	$24,288
9/30/2021	$13,215	$13,277	$11,825	$23,198
10/31/2021	$13,330	$13,358	$11,822	$24,767
11/30/2021	$13,298	$13,343	$11,857	$24,390
12/31/2021	$13,364	$13,416	$11,827	$25,350
1/31/2022	$13,018	$13,076	$11,572	$23,859
2/28/2022	$12,898	$12,944	$11,443	$23,258
3/31/2022	$12,618	$12,698	$11,125	$24,012
4/30/2022	$12,191	$12,186	$10,703	$21,857
5/31/2022	$12,277	$12,231	$10,772	$21,828
6/30/2022	$11,883	$11,839	$10,603	$20,002
7/31/2022	$12,220	$12,276	$10,862	$21,878
8/31/2022	$11,937	$11,930	$10,555	$21,062
9/30/2022	$11,348	$11,331	$10,099	$19,109
10/31/2022	$11,410	$11,373	$9,968	$20,676
11/30/2022	$11,802	$11,779	$10,335	$21,755
12/31/2022	$11,658	$11,668	$10,288	$20,481
1/31/2023	$12,036	$12,076	$10,604	$21,892
2/28/2023	$11,700	$11,801	$10,330	$21,380
3/31/2023	$11,938	$12,080	$10,593	$21,952
4/30/2023	$11,997	$12,162	$10,657	$22,186
5/31/2023	$11,910	$12,034	$10,541	$22,272
6/30/2023	$12,012	$12,105	$10,503	$23,793
7/31/2023	$12,119	$12,172	$10,496	$24,646
8/31/2023	$12,069	$12,084	$10,429	$24,170
9/30/2023	$11,777	$11,789	$10,164	$23,019
10/31/2023	$11,557	$11,601	$10,003	$22,408
11/30/2023	$12,066	$12,160	$10,456	$24,498
12/31/2023	$12,489	$12,626	$10,857	$25,797
1/31/2024	$12,461	$12,612	$10,827	$26,083
2/29/2024	$12,460	$12,546	$10,674	$27,495
3/31/2024	$12,669	$12,694	$10,773	$28,382
4/30/2024	$12,307	$12,399	$10,500	$27,133
5/31/2024	$12,546	$12,630	$10,678	$28,415
6/30/2024	$12,703	$12,763	$10,780	$29,295
7/31/2024	$12,914	$13,042	$11,031	$29,839
8/31/2024	$13,114	$13,237	$11,190	$30,489
9/30/2024	$13,296	$13,434	$11,340	$31,120
10/31/2024	$12,978	$13,156	$11,058	$30,891
11/30/2024	$13,289	$13,333	$11,175	$32,946
12/31/2024	$13,031	$13,125	$10,992	$31,939
1/31/2025	$13,114	$13,259	$11,051	$32,947
2/28/2025	$13,345	$13,478	$11,294	$32,316
3/31/2025	$13,221	$13,413	$11,298	$30,431
4/30/2025	$13,256	$13,457	$11,343	$30,227
5/31/2025	$13,287	$13,498	$11,261	$32,143
6/30/2025	$13,529	$13,745	$11,435	$33,776
7/31/2025	$13,538	$13,752	$11,404	$34,520
8/31/2025	$13,777	$13,942	$11,541	$35,318
9/30/2025	$14,093	$14,139	$11,667	$36,537
10/31/2025	$14,240	$14,253	$11,740	$37,320
11/30/2025	$14,291	$14,318	$11,813	$37,423
12/31/2025	$14,267	$14,339	$11,795	$37,415
1/31/2026	$14,579	$14,449	$11,808	$37,996
2/28/2026	$15,023	$14,650	$12,001	$37,815
3/31/2026	$14,682	$14,263	$11,789	$35,935
4/30/2026	$14,795	$14,596	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	11.61	2.66	3.99
Spectrum Income Allocation Blended IndexFootnote Reference†	8.47	2.25	3.85
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 83,648,540
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 59,422
InvestmentCompanyPortfolioTurnover			84.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$83,648,540
# of portfolio holdings	29
Portfolio turnover rate	84%
Total advisory fees paid	$59,422

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Bonds	68.6
Inflation sensitive investments	15.5
Stocks	11.8
Alternative investments	4.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Real Return Portfolio	14.8
Allspring Broad Market Core Bond ETF	11.6
iShares Core U.S. Aggregate Bond ETF	11.2
Allspring Core Bond Portfolio	10.5
Allspring Core Plus ETF	10.4
Allspring Income Plus ETF	10.4
Allspring High Yield Bond Fund Institutional Class	6.7
Allspring Diversified Income Builder Fund Class R6	5.0
Allspring Alternative Risk Premia Fund Class R6	4.0
Allspring Disciplined International Developed Markets Portfolio	2.5

Material Fund Change [Text Block]
C000176109
Shareholder Report [Line Items]
Fund Name			Spectrum Moderate Growth Fund
Class Name			Class A
Trading Symbol			WGBAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$77	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Spectrum Moderate Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$9,425	$10,000	$10,000	$10,000
5/31/2016	$9,489	$10,046	$10,003	$10,179
6/30/2016	$9,432	$10,099	$10,182	$10,200
7/31/2016	$9,725	$10,383	$10,247	$10,605
8/31/2016	$9,782	$10,401	$10,235	$10,632
9/30/2016	$9,825	$10,428	$10,229	$10,648
10/31/2016	$9,675	$10,275	$10,151	$10,418
11/30/2016	$9,775	$10,328	$9,911	$10,884
12/31/2016	$9,871	$10,466	$9,925	$11,097
1/31/2017	$10,042	$10,624	$9,944	$11,305
2/28/2017	$10,220	$10,849	$10,011	$11,726
3/31/2017	$10,294	$10,899	$10,006	$11,734
4/30/2017	$10,436	$11,023	$10,083	$11,858
5/31/2017	$10,569	$11,169	$10,160	$11,980
6/30/2017	$10,658	$11,213	$10,150	$12,088
7/31/2017	$10,844	$11,395	$10,194	$12,316
8/31/2017	$10,844	$11,456	$10,285	$12,339
9/30/2017	$11,037	$11,590	$10,236	$12,640
10/31/2017	$11,155	$11,738	$10,242	$12,916
11/30/2017	$11,311	$11,899	$10,229	$13,308
12/31/2017	$11,414	$12,019	$10,276	$13,441
1/31/2018	$11,774	$12,350	$10,158	$14,150
2/28/2018	$11,380	$12,007	$10,061	$13,628
3/31/2018	$11,226	$11,899	$10,126	$13,355
4/30/2018	$11,226	$11,916	$10,051	$13,406
5/31/2018	$11,363	$12,042	$10,122	$13,784
6/30/2018	$11,354	$12,029	$10,110	$13,874
7/31/2018	$11,577	$12,249	$10,112	$14,335
8/31/2018	$11,731	$12,415	$10,177	$14,838
9/30/2018	$11,723	$12,402	$10,112	$14,863
10/31/2018	$11,098	$11,798	$10,032	$13,768
11/30/2018	$11,235	$11,945	$10,092	$14,044
12/31/2018	$10,660	$11,469	$10,277	$12,737
1/31/2019	$11,272	$12,087	$10,386	$13,830
2/28/2019	$11,489	$12,305	$10,380	$14,316
3/31/2019	$11,597	$12,488	$10,580	$14,526
4/30/2019	$11,824	$12,758	$10,582	$15,106
5/31/2019	$11,479	$12,379	$10,770	$14,128
6/30/2019	$11,933	$12,940	$10,906	$15,120
7/31/2019	$11,972	$13,004	$10,930	$15,345
8/31/2019	$11,893	$12,956	$11,213	$15,032
9/30/2019	$12,002	$13,084	$11,153	$15,296
10/31/2019	$12,159	$13,300	$11,187	$15,625
11/30/2019	$12,366	$13,530	$11,181	$16,219
12/31/2019	$12,563	$13,796	$11,173	$16,688
1/31/2020	$12,573	$13,829	$11,388	$16,669
2/29/2020	$12,051	$13,257	$11,593	$15,305
3/31/2020	$11,439	$12,114	$11,525	$13,200
4/30/2020	$12,272	$13,040	$11,730	$14,948
5/31/2020	$12,683	$13,434	$11,784	$15,748
6/30/2020	$12,904	$13,706	$11,859	$16,108
7/31/2020	$13,346	$14,224	$12,036	$17,022
8/31/2020	$13,797	$14,721	$11,939	$18,255
9/30/2020	$13,446	$14,427	$11,932	$17,591
10/31/2020	$13,285	$14,215	$11,879	$17,211
11/30/2020	$14,108	$15,174	$11,995	$19,305
12/31/2020	$14,539	$15,578	$12,012	$20,173
1/31/2021	$14,539	$15,547	$11,926	$20,084
2/28/2021	$14,774	$15,660	$11,753	$20,711
3/31/2021	$14,930	$15,816	$11,607	$21,454
4/30/2021	$15,388	$16,230	$11,698	$22,560
5/31/2021	$15,544	$16,373	$11,737	$22,663
6/30/2021	$15,712	$16,562	$11,819	$23,222
7/31/2021	$15,846	$16,731	$11,951	$23,614
8/31/2021	$16,047	$16,929	$11,929	$24,288
9/30/2021	$15,734	$16,556	$11,825	$23,198
10/31/2021	$16,203	$16,990	$11,822	$24,767
11/30/2021	$16,002	$16,810	$11,857	$24,390
12/31/2021	$16,353	$17,160	$11,827	$25,350
1/31/2022	$15,773	$16,538	$11,572	$23,859
2/28/2022	$15,395	$16,310	$11,443	$23,258
3/31/2022	$15,281	$16,301	$11,125	$24,012
4/30/2022	$14,550	$15,400	$10,703	$21,857
5/31/2022	$14,664	$15,418	$10,772	$21,828
6/30/2022	$13,768	$14,541	$10,603	$20,002
7/31/2022	$14,399	$15,351	$10,862	$21,878
8/31/2022	$13,970	$14,877	$10,555	$21,062
9/30/2022	$13,113	$13,839	$10,099	$19,109
10/31/2022	$13,516	$14,293	$9,968	$20,676
11/30/2022	$14,159	$14,978	$10,335	$21,755
12/31/2022	$13,784	$14,627	$10,288	$20,481
1/31/2023	$14,408	$15,350	$10,604	$21,892
2/28/2023	$14,014	$15,000	$10,330	$21,380
3/31/2023	$14,286	$15,363	$10,593	$21,952
4/30/2023	$14,367	$15,500	$10,657	$22,186
5/31/2023	$14,259	$15,350	$10,541	$22,272
6/30/2023	$14,733	$15,795	$10,503	$23,793
7/31/2023	$15,045	$16,098	$10,496	$24,646
8/31/2023	$14,855	$15,856	$10,429	$24,170
9/30/2023	$14,408	$15,373	$10,164	$23,019
10/31/2023	$14,055	$15,048	$10,003	$22,408
11/30/2023	$14,923	$16,017	$10,456	$24,498
12/31/2023	$15,563	$16,704	$10,857	$25,797
1/31/2024	$15,550	$16,733	$10,827	$26,083
2/29/2024	$15,904	$17,002	$10,674	$27,495
3/31/2024	$16,300	$17,341	$10,773	$28,382
4/30/2024	$15,754	$16,874	$10,500	$27,133
5/31/2024	$16,245	$17,339	$10,678	$28,415
6/30/2024	$16,504	$17,594	$10,780	$29,295
7/31/2024	$16,750	$17,955	$11,031	$29,839
8/31/2024	$17,050	$18,278	$11,190	$30,489
9/30/2024	$17,323	$18,612	$11,340	$31,120
10/31/2024	$16,941	$18,259	$11,058	$30,891
11/30/2024	$17,527	$18,717	$11,175	$32,946
12/31/2024	$17,112	$18,351	$10,992	$31,939
1/31/2025	$17,395	$18,733	$11,051	$32,947
2/28/2025	$17,522	$18,836	$11,294	$32,316
3/31/2025	$17,098	$18,469	$11,298	$30,431
4/30/2025	$17,254	$18,545	$11,343	$30,227
5/31/2025	$17,678	$19,034	$11,261	$32,143
6/30/2025	$18,187	$19,585	$11,435	$33,776
7/31/2025	$18,258	$19,716	$11,404	$34,520
8/31/2025	$18,668	$20,095	$11,541	$35,318
9/30/2025	$19,234	$20,552	$11,667	$36,537
10/31/2025	$19,545	$20,829	$11,740	$37,320
11/30/2025	$19,587	$20,899	$11,813	$37,423
12/31/2025	$19,617	$20,991	$11,795	$37,415
1/31/2026	$20,264	$21,334	$11,808	$37,996
2/28/2026	$21,004	$21,600	$12,001	$37,815
3/31/2026	$20,202	$20,669	$11,789	$35,935
4/30/2026	$20,896	$21,828	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class AFootnote Reference*	21.11	6.31	8.29
Class A with LoadFootnote Reference*	14.15	5.06	7.65
Spectrum Moderate Growth Blended IndexFootnote Reference†	17.70	6.11	8.12
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 434,581,543
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 837,849
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$434,581,543
# of portfolio holdings	36
Portfolio turnover rate	47%
Total advisory fees paid	$837,849

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Stocks	50.9
Bonds	30.9
Inflation sensitive investments	13.7
Alternative investments	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	19.2
Allspring Real Return Portfolio	13.0
Allspring Income Plus ETF	8.4
Allspring Broad Market Core Bond ETF	6.1
Allspring Disciplined International Developed Markets Portfolio	5.7
Allspring Diversified Income Builder Fund Class R6	5.3
Allspring Core Plus ETF	4.6
iShares Core MSCI EAFE ETF	4.5
Allspring Alternative Risk Premia Fund Class R6	4.3
Allspring High Yield Bond Fund Institutional Class	4.0

Material Fund Change [Text Block]
C000176110
Shareholder Report [Line Items]
Fund Name			Spectrum Moderate Growth Fund
Class Name			Class C
Trading Symbol			WGBFX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$159	1.44%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 159
Expense Ratio, Percent			1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Spectrum Moderate Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,068	$10,046	$10,003	$10,179
6/30/2016	$10,008	$10,099	$10,182	$10,200
7/31/2016	$10,318	$10,383	$10,247	$10,605
8/31/2016	$10,379	$10,401	$10,235	$10,632
9/30/2016	$10,424	$10,428	$10,229	$10,648
10/31/2016	$10,265	$10,275	$10,151	$10,418
11/30/2016	$10,371	$10,328	$9,911	$10,884
12/31/2016	$10,474	$10,466	$9,925	$11,097
1/31/2017	$10,655	$10,624	$9,944	$11,305
2/28/2017	$10,836	$10,849	$10,011	$11,726
3/31/2017	$10,907	$10,899	$10,006	$11,734
4/30/2017	$11,049	$11,023	$10,083	$11,858
5/31/2017	$11,190	$11,169	$10,160	$11,980
6/30/2017	$11,277	$11,213	$10,150	$12,088
7/31/2017	$11,466	$11,395	$10,194	$12,316
8/31/2017	$11,458	$11,456	$10,285	$12,339
9/30/2017	$11,655	$11,590	$10,236	$12,640
10/31/2017	$11,773	$11,738	$10,242	$12,916
11/30/2017	$11,931	$11,899	$10,229	$13,308
12/31/2017	$12,024	$12,019	$10,276	$13,441
1/31/2018	$12,407	$12,350	$10,158	$14,150
2/28/2018	$11,979	$12,007	$10,061	$13,628
3/31/2018	$11,810	$11,899	$10,126	$13,355
4/30/2018	$11,801	$11,916	$10,051	$13,406
5/31/2018	$11,935	$12,042	$10,122	$13,784
6/30/2018	$11,926	$12,029	$10,110	$13,874
7/31/2018	$12,149	$12,249	$10,112	$14,335
8/31/2018	$12,300	$12,415	$10,177	$14,838
9/30/2018	$12,291	$12,402	$10,112	$14,863
10/31/2018	$11,623	$11,798	$10,032	$13,768
11/30/2018	$11,757	$11,945	$10,092	$14,044
12/31/2018	$11,154	$11,469	$10,277	$12,737
1/31/2019	$11,790	$12,087	$10,386	$13,830
2/28/2019	$12,013	$12,305	$10,380	$14,316
3/31/2019	$12,114	$12,488	$10,580	$14,526
4/30/2019	$12,336	$12,758	$10,582	$15,106
5/31/2019	$11,972	$12,379	$10,770	$14,128
6/30/2019	$12,437	$12,940	$10,906	$15,120
7/31/2019	$12,477	$13,004	$10,930	$15,345
8/31/2019	$12,387	$12,956	$11,213	$15,032
9/30/2019	$12,488	$13,084	$11,153	$15,296
10/31/2019	$12,639	$13,300	$11,187	$15,625
11/30/2019	$12,851	$13,530	$11,181	$16,219
12/31/2019	$13,047	$13,796	$11,173	$16,688
1/31/2020	$13,047	$13,829	$11,388	$16,669
2/29/2020	$12,497	$13,257	$11,593	$15,305
3/31/2020	$11,855	$12,114	$11,525	$13,200
4/30/2020	$12,711	$13,040	$11,730	$14,948
5/31/2020	$13,119	$13,434	$11,784	$15,748
6/30/2020	$13,353	$13,706	$11,859	$16,108
7/31/2020	$13,791	$14,224	$12,036	$17,022
8/31/2020	$14,260	$14,721	$11,939	$18,255
9/30/2020	$13,893	$14,427	$11,932	$17,591
10/31/2020	$13,720	$14,215	$11,879	$17,211
11/30/2020	$14,556	$15,174	$11,995	$19,305
12/31/2020	$14,989	$15,578	$12,012	$20,173
1/31/2021	$14,989	$15,547	$11,926	$20,084
2/28/2021	$15,214	$15,660	$11,753	$20,711
3/31/2021	$15,360	$15,816	$11,607	$21,454
4/30/2021	$15,820	$16,230	$11,698	$22,560
5/31/2021	$15,978	$16,373	$11,737	$22,663
6/30/2021	$16,135	$16,562	$11,819	$23,222
7/31/2021	$16,259	$16,731	$11,951	$23,614
8/31/2021	$16,461	$16,929	$11,929	$24,288
9/30/2021	$16,135	$16,556	$11,825	$23,198
10/31/2021	$16,607	$16,990	$11,822	$24,767
11/30/2021	$16,394	$16,810	$11,857	$24,390
12/31/2021	$16,739	$17,160	$11,827	$25,350
1/31/2022	$16,137	$16,538	$11,572	$23,859
2/28/2022	$15,747	$16,310	$11,443	$23,258
3/31/2022	$15,609	$16,301	$11,125	$24,012
4/30/2022	$14,856	$15,400	$10,703	$21,857
5/31/2022	$14,956	$15,418	$10,772	$21,828
6/30/2022	$14,039	$14,541	$10,603	$20,002
7/31/2022	$14,667	$15,351	$10,862	$21,878
8/31/2022	$14,228	$14,877	$10,555	$21,062
9/30/2022	$13,349	$13,839	$10,099	$19,109
10/31/2022	$13,751	$14,293	$9,968	$20,676
11/30/2022	$14,391	$14,978	$10,335	$21,755
12/31/2022	$13,997	$14,627	$10,288	$20,481
1/31/2023	$14,626	$15,350	$10,604	$21,892
2/28/2023	$14,211	$15,000	$10,330	$21,380
3/31/2023	$14,479	$15,363	$10,593	$21,952
4/30/2023	$14,559	$15,500	$10,657	$22,186
5/31/2023	$14,439	$15,350	$10,541	$22,272
6/30/2023	$14,920	$15,795	$10,503	$23,793
7/31/2023	$15,214	$16,098	$10,496	$24,646
8/31/2023	$15,013	$15,856	$10,429	$24,170
9/30/2023	$14,546	$15,373	$10,164	$23,019
10/31/2023	$14,185	$15,048	$10,003	$22,408
11/30/2023	$15,054	$16,017	$10,456	$24,498
12/31/2023	$15,684	$16,704	$10,857	$25,797
1/31/2024	$15,657	$16,733	$10,827	$26,083
2/29/2024	$16,005	$17,002	$10,674	$27,495
3/31/2024	$16,407	$17,341	$10,773	$28,382
4/30/2024	$15,844	$16,874	$10,500	$27,133
5/31/2024	$16,338	$17,339	$10,678	$28,415
6/30/2024	$16,599	$17,594	$10,780	$29,295
7/31/2024	$16,846	$17,955	$11,031	$29,839
8/31/2024	$17,148	$18,278	$11,190	$30,489
9/30/2024	$17,422	$18,612	$11,340	$31,120
10/31/2024	$17,038	$18,259	$11,058	$30,891
11/30/2024	$17,628	$18,717	$11,175	$32,946
12/31/2024	$17,210	$18,351	$10,992	$31,939
1/31/2025	$17,495	$18,733	$11,051	$32,947
2/28/2025	$17,623	$18,836	$11,294	$32,316
3/31/2025	$17,196	$18,469	$11,298	$30,431
4/30/2025	$17,352	$18,545	$11,343	$30,227
5/31/2025	$17,779	$19,034	$11,261	$32,143
6/30/2025	$18,291	$19,585	$11,435	$33,776
7/31/2025	$18,362	$19,716	$11,404	$34,520
8/31/2025	$18,775	$20,095	$11,541	$35,318
9/30/2025	$19,344	$20,552	$11,667	$36,537
10/31/2025	$19,657	$20,829	$11,740	$37,320
11/30/2025	$19,699	$20,899	$11,813	$37,423
12/31/2025	$19,729	$20,991	$11,795	$37,415
1/31/2026	$20,380	$21,334	$11,808	$37,996
2/28/2026	$21,124	$21,600	$12,001	$37,815
3/31/2026	$20,318	$20,669	$11,789	$35,935
4/30/2026	$21,015	$21,828	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class CFootnote Reference*	20.19	5.53	7.71
Class C with LoadFootnote Reference*	19.19	5.53	7.71
Spectrum Moderate Growth Blended IndexFootnote Reference†	17.70	6.11	8.12
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 434,581,543
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 837,849
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$434,581,543
# of portfolio holdings	36
Portfolio turnover rate	47%
Total advisory fees paid	$837,849

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Stocks	50.9
Bonds	30.9
Inflation sensitive investments	13.7
Alternative investments	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	19.2
Allspring Real Return Portfolio	13.0
Allspring Income Plus ETF	8.4
Allspring Broad Market Core Bond ETF	6.1
Allspring Disciplined International Developed Markets Portfolio	5.7
Allspring Diversified Income Builder Fund Class R6	5.3
Allspring Core Plus ETF	4.6
iShares Core MSCI EAFE ETF	4.5
Allspring Alternative Risk Premia Fund Class R6	4.3
Allspring High Yield Bond Fund Institutional Class	4.0

Material Fund Change [Text Block]
C000205240
Shareholder Report [Line Items]
Fund Name			Spectrum Moderate Growth Fund
Class Name			Institutional Class
Trading Symbol			WGBIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.38%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 42
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on the impact of tariffs, markets swiftly moved onto the opportunities within artificial intelligence (AI) followed by a U.S. government shutdown. While narratives shifted, domestic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated on a single theme: AI.

There were limited portfolio changes over the past 12 months. In fixed income, we reduced U.S. Treasury bond exposure and added to our U.S. core bond allocation. Security selection added to performance in our inflation-protected, alternative risk premia, and developed international equity strategies. Underperformance from active large and small-cap growth and value strategies detracted from relative performance.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Spectrum Moderate Growth Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$10,068	$10,046	$10,003	$10,179
6/30/2016	$10,008	$10,099	$10,182	$10,200
7/31/2016	$10,318	$10,383	$10,247	$10,605
8/31/2016	$10,379	$10,401	$10,235	$10,632
9/30/2016	$10,424	$10,428	$10,229	$10,648
10/31/2016	$10,265	$10,275	$10,151	$10,418
11/30/2016	$10,371	$10,328	$9,911	$10,884
12/31/2016	$10,474	$10,466	$9,925	$11,097
1/31/2017	$10,655	$10,624	$9,944	$11,305
2/28/2017	$10,844	$10,849	$10,011	$11,726
3/31/2017	$10,923	$10,899	$10,006	$11,734
4/30/2017	$11,072	$11,023	$10,083	$11,858
5/31/2017	$11,214	$11,169	$10,160	$11,980
6/30/2017	$11,308	$11,213	$10,150	$12,088
7/31/2017	$11,505	$11,395	$10,194	$12,316
8/31/2017	$11,505	$11,456	$10,285	$12,339
9/30/2017	$11,710	$11,590	$10,236	$12,640
10/31/2017	$11,836	$11,738	$10,242	$12,916
11/30/2017	$12,001	$11,899	$10,229	$13,308
12/31/2017	$12,111	$12,019	$10,276	$13,441
1/31/2018	$12,492	$12,350	$10,158	$14,150
2/28/2018	$12,074	$12,007	$10,061	$13,628
3/31/2018	$11,911	$11,899	$10,126	$13,355
4/30/2018	$11,911	$11,916	$10,051	$13,406
5/31/2018	$12,056	$12,042	$10,122	$13,784
6/30/2018	$12,047	$12,029	$10,110	$13,874
7/31/2018	$12,283	$12,249	$10,112	$14,335
8/31/2018	$12,447	$12,415	$10,177	$14,838
9/30/2018	$12,438	$12,402	$10,112	$14,863
10/31/2018	$11,775	$11,798	$10,032	$13,768
11/30/2018	$11,920	$11,945	$10,092	$14,044
12/31/2018	$11,316	$11,469	$10,277	$12,737
1/31/2019	$11,976	$12,087	$10,386	$13,830
2/28/2019	$12,207	$12,305	$10,380	$14,316
3/31/2019	$12,322	$12,488	$10,580	$14,526
4/30/2019	$12,574	$12,758	$10,582	$15,106
5/31/2019	$12,207	$12,379	$10,770	$14,128
6/30/2019	$12,689	$12,940	$10,906	$15,120
7/31/2019	$12,741	$13,004	$10,930	$15,345
8/31/2019	$12,657	$12,956	$11,213	$15,032
9/30/2019	$12,783	$13,084	$11,153	$15,296
10/31/2019	$12,940	$13,300	$11,187	$15,625
11/30/2019	$13,171	$13,530	$11,181	$16,219
12/31/2019	$13,384	$13,796	$11,173	$16,688
1/31/2020	$13,406	$13,829	$11,388	$16,669
2/29/2020	$12,849	$13,257	$11,593	$15,305
3/31/2020	$12,197	$12,114	$11,525	$13,200
4/30/2020	$13,085	$13,040	$11,730	$14,948
5/31/2020	$13,523	$13,434	$11,784	$15,748
6/30/2020	$13,769	$13,706	$11,859	$16,108
7/31/2020	$14,240	$14,224	$12,036	$17,022
8/31/2020	$14,732	$14,721	$11,939	$18,255
9/30/2020	$14,358	$14,427	$11,932	$17,591
10/31/2020	$14,197	$14,215	$11,879	$17,211
11/30/2020	$15,075	$15,174	$11,995	$19,305
12/31/2020	$15,545	$15,578	$12,012	$20,173
1/31/2021	$15,545	$15,547	$11,926	$20,084
2/28/2021	$15,784	$15,660	$11,753	$20,711
3/31/2021	$15,963	$15,816	$11,607	$21,454
4/30/2021	$16,453	$16,230	$11,698	$22,560
5/31/2021	$16,632	$16,373	$11,737	$22,663
6/30/2021	$16,811	$16,562	$11,819	$23,222
7/31/2021	$16,966	$16,731	$11,951	$23,614
8/31/2021	$17,181	$16,929	$11,929	$24,288
9/30/2021	$16,847	$16,556	$11,825	$23,198
10/31/2021	$17,360	$16,990	$11,822	$24,767
11/30/2021	$17,157	$16,810	$11,857	$24,390
12/31/2021	$17,533	$17,160	$11,827	$25,350
1/31/2022	$16,910	$16,538	$11,572	$23,859
2/28/2022	$16,518	$16,310	$11,443	$23,258
3/31/2022	$16,396	$16,301	$11,125	$24,012
4/30/2022	$15,612	$15,400	$10,703	$21,857
5/31/2022	$15,733	$15,418	$10,772	$21,828
6/30/2022	$14,786	$14,541	$10,603	$20,002
7/31/2022	$15,463	$15,351	$10,862	$21,878
8/31/2022	$15,003	$14,877	$10,555	$21,062
9/30/2022	$14,096	$13,839	$10,099	$19,109
10/31/2022	$14,529	$14,293	$9,968	$20,676
11/30/2022	$15,219	$14,978	$10,335	$21,755
12/31/2022	$14,815	$14,627	$10,288	$20,481
1/31/2023	$15,502	$15,350	$10,604	$21,892
2/28/2023	$15,078	$15,000	$10,330	$21,380
3/31/2023	$15,385	$15,363	$10,593	$21,952
4/30/2023	$15,472	$15,500	$10,657	$22,186
5/31/2023	$15,355	$15,350	$10,541	$22,272
6/30/2023	$15,881	$15,795	$10,503	$23,793
7/31/2023	$16,203	$16,098	$10,496	$24,646
8/31/2023	$16,013	$15,856	$10,429	$24,170
9/30/2023	$15,531	$15,373	$10,164	$23,019
10/31/2023	$15,166	$15,048	$10,003	$22,408
11/30/2023	$16,086	$16,017	$10,456	$24,498
12/31/2023	$16,797	$16,704	$10,857	$25,797
1/31/2024	$16,782	$16,733	$10,827	$26,083
2/29/2024	$17,165	$17,002	$10,674	$27,495
3/31/2024	$17,606	$17,341	$10,773	$28,382
4/30/2024	$17,018	$16,874	$10,500	$27,133
5/31/2024	$17,562	$17,339	$10,678	$28,415
6/30/2024	$17,841	$17,594	$10,780	$29,295
7/31/2024	$18,106	$17,955	$11,031	$29,839
8/31/2024	$18,444	$18,278	$11,190	$30,489
9/30/2024	$18,739	$18,612	$11,340	$31,120
10/31/2024	$18,327	$18,259	$11,058	$30,891
11/30/2024	$18,974	$18,717	$11,175	$32,946
12/31/2024	$18,528	$18,351	$10,992	$31,939
1/31/2025	$18,834	$18,733	$11,051	$32,947
2/28/2025	$18,972	$18,836	$11,294	$32,316
3/31/2025	$18,528	$18,469	$11,298	$30,431
4/30/2025	$18,696	$18,545	$11,343	$30,227
5/31/2025	$19,155	$19,034	$11,261	$32,143
6/30/2025	$19,706	$19,585	$11,435	$33,776
7/31/2025	$19,798	$19,716	$11,404	$34,520
8/31/2025	$20,242	$20,095	$11,541	$35,318
9/30/2025	$20,869	$20,552	$11,667	$36,537
10/31/2025	$21,205	$20,829	$11,740	$37,320
11/30/2025	$21,251	$20,899	$11,813	$37,423
12/31/2025	$21,302	$20,991	$11,795	$37,415
1/31/2026	$22,021	$21,334	$11,808	$37,996
2/28/2026	$22,807	$21,600	$12,001	$37,815
3/31/2026	$21,954	$20,669	$11,789	$35,935
4/30/2026	$22,707	$21,828	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	21.45	6.66	8.55
Spectrum Moderate Growth Blended IndexFootnote Reference†	17.70	6.11	8.12
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 434,581,543
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 837,849
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$434,581,543
# of portfolio holdings	36
Portfolio turnover rate	47%
Total advisory fees paid	$837,849

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Table Summary
Fund	Effective AllocationFootnote Reference1
Stocks	50.9
Bonds	30.9
Inflation sensitive investments	13.7
Alternative investments	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Disciplined Large Cap Portfolio	19.2
Allspring Real Return Portfolio	13.0
Allspring Income Plus ETF	8.4
Allspring Broad Market Core Bond ETF	6.1
Allspring Disciplined International Developed Markets Portfolio	5.7
Allspring Diversified Income Builder Fund Class R6	5.3
Allspring Core Plus ETF	4.6
iShares Core MSCI EAFE ETF	4.5
Allspring Alternative Risk Premia Fund Class R6	4.3
Allspring High Yield Bond Fund Institutional Class	4.0

Material Fund Change [Text Block]
C000110554
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Class A
Trading Symbol			WARAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$79	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the global economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI), followed by a U.S. government shutdown that led to a dearth of data. Geopolitical risk remained elevated. U.S. economic growth was above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in a single theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased the Fund's exposure to alternatives through the Alternative Risk Premia Strategy. That, along with tactical asset allocation, drove performance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Absolute Return Blended Index	Bloomberg Global Aggregate Index Hedged (USD)	MSCI ACWI Index (Net)
4/30/2016	$9,421	$10,000	$10,000	$10,000
5/31/2016	$9,357	$9,992	$10,042	$10,013
6/30/2016	$9,393	$10,101	$10,233	$9,952
7/31/2016	$9,596	$10,302	$10,295	$10,381
8/31/2016	$9,642	$10,296	$10,289	$10,416
9/30/2016	$9,706	$10,338	$10,288	$10,480
10/31/2016	$9,632	$10,232	$10,188	$10,302
11/30/2016	$9,485	$10,140	$10,020	$10,380
12/31/2016	$9,576	$10,221	$10,048	$10,604
1/31/2017	$9,780	$10,338	$10,011	$10,894
2/28/2017	$9,919	$10,483	$10,097	$11,200
3/31/2017	$10,012	$10,524	$10,092	$11,337
4/30/2017	$10,095	$10,625	$10,160	$11,514
5/31/2017	$10,215	$10,724	$10,220	$11,768
6/30/2017	$10,262	$10,697	$10,191	$11,821
7/31/2017	$10,410	$10,829	$10,225	$12,152
8/31/2017	$10,493	$10,913	$10,318	$12,198
9/30/2017	$10,475	$10,947	$10,270	$12,434
10/31/2017	$10,632	$11,049	$10,313	$12,692
11/30/2017	$10,604	$11,134	$10,329	$12,938
12/31/2017	$10,737	$11,240	$10,353	$13,146
1/31/2018	$11,104	$11,404	$10,279	$13,888
2/28/2018	$10,859	$11,190	$10,255	$13,305
3/31/2018	$10,803	$11,175	$10,340	$13,020
4/30/2018	$10,746	$11,198	$10,302	$13,144
5/31/2018	$10,689	$11,232	$10,341	$13,161
6/30/2018	$10,539	$11,232	$10,360	$13,089
7/31/2018	$10,680	$11,333	$10,363	$13,484
8/31/2018	$10,548	$11,403	$10,394	$13,590
9/30/2018	$10,576	$11,365	$10,355	$13,649
10/31/2018	$10,190	$11,004	$10,334	$12,626
11/30/2018	$10,275	$11,095	$10,385	$12,811
12/31/2018	$10,114	$10,890	$10,535	$11,909
1/31/2019	$10,598	$11,277	$10,647	$12,849
2/28/2019	$10,627	$11,386	$10,659	$13,193
3/31/2019	$10,646	$11,571	$10,850	$13,359
4/30/2019	$10,791	$11,723	$10,857	$13,810
5/31/2019	$10,491	$11,598	$11,013	$12,990
6/30/2019	$10,791	$11,948	$11,167	$13,841
7/31/2019	$10,695	$12,003	$11,255	$13,882
8/31/2019	$10,482	$12,085	$11,511	$13,552
9/30/2019	$10,646	$12,100	$11,457	$13,837
10/31/2019	$10,811	$12,220	$11,437	$14,216
11/30/2019	$10,859	$12,327	$11,424	$14,563
12/31/2019	$11,199	$12,487	$11,401	$15,076
1/31/2020	$10,921	$12,598	$11,606	$14,910
2/29/2020	$10,573	$12,350	$11,748	$13,705
3/31/2020	$9,402	$11,632	$11,566	$11,855
4/30/2020	$10,037	$12,238	$11,753	$13,125
5/31/2020	$9,988	$12,448	$11,786	$13,696
6/30/2020	$10,107	$12,654	$11,845	$14,133
7/31/2020	$10,405	$13,032	$11,974	$14,881
8/31/2020	$10,405	$13,332	$11,888	$15,792
9/30/2020	$10,325	$13,179	$11,931	$15,283
10/31/2020	$10,315	$13,038	$11,932	$14,911
11/30/2020	$10,653	$13,674	$12,000	$16,749
12/31/2020	$10,835	$13,963	$12,037	$17,527
1/31/2021	$10,917	$13,935	$11,972	$17,447
2/28/2021	$11,061	$13,904	$11,786	$17,851
3/31/2021	$11,348	$14,009	$11,740	$18,328
4/30/2021	$11,358	$14,303	$11,770	$19,129
5/31/2021	$11,635	$14,451	$11,797	$19,427
6/30/2021	$11,389	$14,569	$11,854	$19,683
7/31/2021	$11,173	$14,794	$12,001	$19,819
8/31/2021	$11,204	$14,906	$11,977	$20,315
9/30/2021	$11,153	$14,611	$11,864	$19,475
10/31/2021	$10,989	$14,919	$11,833	$20,470
11/30/2021	$10,763	$14,872	$11,918	$19,977
12/31/2021	$11,078	$15,078	$11,869	$20,776
1/31/2022	$11,364	$14,641	$11,683	$19,755
2/28/2022	$11,099	$14,494	$11,527	$19,245
3/31/2022	$10,856	$14,416	$11,279	$19,662
4/30/2022	$10,803	$13,793	$10,976	$18,088
5/31/2022	$10,993	$13,745	$10,961	$18,109
6/30/2022	$10,443	$13,124	$10,794	$16,583
7/31/2022	$10,527	$13,745	$11,069	$17,741
8/31/2022	$10,443	$13,333	$10,780	$17,088
9/30/2022	$10,030	$12,449	$10,434	$15,452
10/31/2022	$10,210	$12,753	$10,399	$16,384
11/30/2022	$10,845	$13,278	$10,664	$17,655
12/31/2022	$10,775	$13,001	$10,538	$16,960
1/31/2023	$11,230	$13,500	$10,780	$18,176
2/28/2023	$11,078	$13,236	$10,608	$17,655
3/31/2023	$11,035	$13,600	$10,844	$18,200
4/30/2023	$11,187	$13,695	$10,900	$18,461
5/31/2023	$10,851	$13,570	$10,857	$18,263
6/30/2023	$11,263	$13,828	$10,850	$19,324
7/31/2023	$11,620	$14,012	$10,854	$20,031
8/31/2023	$11,436	$13,826	$10,840	$19,471
9/30/2023	$11,447	$13,465	$10,653	$18,666
10/31/2023	$11,176	$13,261	$10,577	$18,105
11/30/2023	$11,620	$13,951	$10,941	$19,776
12/31/2023	$12,124	$14,451	$11,291	$20,726
1/31/2024	$12,090	$14,481	$11,269	$20,847
2/29/2024	$12,157	$14,615	$11,191	$21,742
3/31/2024	$12,503	$14,857	$11,292	$22,425
4/30/2024	$12,113	$14,526	$11,110	$21,685
5/31/2024	$12,302	$14,858	$11,209	$22,566
6/30/2024	$12,480	$15,053	$11,306	$23,068
7/31/2024	$12,759	$15,320	$11,524	$23,440
8/31/2024	$12,904	$15,548	$11,651	$24,035
9/30/2024	$13,026	$15,810	$11,786	$24,594
10/31/2024	$12,714	$15,523	$11,626	$24,042
11/30/2024	$13,093	$15,808	$11,764	$24,941
12/31/2024	$12,851	$15,553	$11,674	$24,351
1/31/2025	$13,048	$15,824	$11,719	$25,168
2/28/2025	$13,271	$15,969	$11,861	$25,016
3/31/2025	$13,110	$15,764	$11,811	$24,028
4/30/2025	$12,826	$15,868	$11,927	$24,252
5/31/2025	$12,814	$16,139	$11,888	$25,646
6/30/2025	$12,863	$16,493	$12,002	$26,798
7/31/2025	$12,814	$16,574	$11,992	$27,161
8/31/2025	$13,086	$16,834	$12,058	$27,832
9/30/2025	$13,530	$17,110	$12,147	$28,840
10/31/2025	$13,790	$17,306	$12,243	$29,485
11/30/2025	$13,802	$17,327	$12,268	$29,482
12/31/2025	$13,890	$17,355	$12,242	$29,790
1/31/2026	$15,024	$17,567	$12,272	$30,673
2/28/2026	$15,768	$17,800	$12,444	$31,067
3/31/2026	$15,894	$17,175	$12,223	$28,836
4/30/2026	$16,108	$17,871	$12,260	$31,770

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	25.59	7.24	5.51
Class A with Load	18.40	5.97	4.88
Absolute Return Blended IndexFootnote Reference*	12.62	4.56	5.98
Bloomberg Global Aggregate Index Hedged (USD)	2.79	0.82	2.06
MSCI ACWI Index (Net)	31.00	10.68	12.25

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 454,532,175
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 1,014,911
InvestmentCompanyPortfolioTurnover			38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$454,532,175
# of portfolio holdings	9
Portfolio turnover rate	38%
Total advisory fees paid	$1,014,911

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Commodities	21.8
Treasuries (Including inflation linked)	20.7
Alternative investments	17.3
Emerging markets equities	13.5
U.S. equities	12.9
Global credit	7.3
International developed equities	6.5

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Macro Strategies Portfolio	48.5
Allspring Alternative Risk Premia Fund Class R6	18.7
Allspring Income Plus ETF	7.9
Allspring Disciplined Large Cap Portfolio	5.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.4
Allspring Disciplined International Developed Markets Portfolio	4.5
iShares MSCI South Korea ETF	4.4
iShares MSCI Brazil ETF	3.9

Material Fund Change [Text Block]
C000110555
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Class C
Trading Symbol			WARCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$163	1.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 163
Expense Ratio, Percent			1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the global economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI), followed by a U.S. government shutdown that led to a dearth of data. Geopolitical risk remained elevated. U.S. economic growth was above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in a single theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased the Fund's exposure to alternatives through the Alternative Risk Premia Strategy. That, along with tactical asset allocation, drove performance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	Absolute Return Blended Index	Bloomberg Global Aggregate Index Hedged (USD)	MSCI ACWI Index (Net)
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,930	$9,992	$10,042	$10,013
6/30/2016	$9,960	$10,101	$10,233	$9,952
7/31/2016	$10,169	$10,302	$10,295	$10,381
8/31/2016	$10,209	$10,296	$10,289	$10,416
9/30/2016	$10,279	$10,338	$10,288	$10,480
10/31/2016	$10,199	$10,232	$10,188	$10,302
11/30/2016	$10,030	$10,140	$10,020	$10,380
12/31/2016	$10,119	$10,221	$10,048	$10,604
1/31/2017	$10,328	$10,338	$10,011	$10,894
2/28/2017	$10,478	$10,483	$10,097	$11,200
3/31/2017	$10,557	$10,524	$10,092	$11,337
4/30/2017	$10,647	$10,625	$10,160	$11,514
5/31/2017	$10,766	$10,724	$10,220	$11,768
6/30/2017	$10,806	$10,697	$10,191	$11,821
7/31/2017	$10,955	$10,829	$10,225	$12,152
8/31/2017	$11,035	$10,913	$10,318	$12,198
9/30/2017	$11,005	$10,947	$10,270	$12,434
10/31/2017	$11,164	$11,049	$10,313	$12,692
11/30/2017	$11,134	$11,134	$10,329	$12,938
12/31/2017	$11,263	$11,240	$10,353	$13,146
1/31/2018	$11,644	$11,404	$10,279	$13,888
2/28/2018	$11,373	$11,190	$10,255	$13,305
3/31/2018	$11,313	$11,175	$10,340	$13,020
4/30/2018	$11,243	$11,198	$10,302	$13,144
5/31/2018	$11,172	$11,232	$10,341	$13,161
6/30/2018	$11,011	$11,232	$10,360	$13,089
7/31/2018	$11,152	$11,333	$10,363	$13,484
8/31/2018	$11,011	$11,403	$10,394	$13,590
9/30/2018	$11,032	$11,365	$10,355	$13,649
10/31/2018	$10,620	$11,004	$10,334	$12,626
11/30/2018	$10,700	$11,095	$10,385	$12,811
12/31/2018	$10,522	$10,890	$10,535	$11,909
1/31/2019	$11,023	$11,277	$10,647	$12,849
2/28/2019	$11,044	$11,386	$10,659	$13,193
3/31/2019	$11,054	$11,571	$10,850	$13,359
4/30/2019	$11,207	$11,723	$10,857	$13,810
5/31/2019	$10,890	$11,598	$11,013	$12,990
6/30/2019	$11,197	$11,948	$11,167	$13,841
7/31/2019	$11,085	$12,003	$11,255	$13,882
8/31/2019	$10,860	$12,085	$11,511	$13,552
9/30/2019	$11,023	$12,100	$11,457	$13,837
10/31/2019	$11,187	$12,220	$11,437	$14,216
11/30/2019	$11,228	$12,327	$11,424	$14,563
12/31/2019	$11,568	$12,487	$11,401	$15,076
1/31/2020	$11,277	$12,598	$11,606	$14,910
2/29/2020	$10,903	$12,350	$11,748	$13,705
3/31/2020	$9,697	$11,632	$11,566	$11,855
4/30/2020	$10,342	$12,238	$11,753	$13,125
5/31/2020	$10,290	$12,448	$11,786	$13,696
6/30/2020	$10,404	$12,654	$11,845	$14,133
7/31/2020	$10,705	$13,032	$11,974	$14,881
8/31/2020	$10,726	$13,332	$11,888	$15,792
9/30/2020	$10,633	$13,179	$11,931	$15,283
10/31/2020	$10,622	$13,038	$11,932	$14,911
11/30/2020	$10,965	$13,674	$12,000	$16,749
12/31/2020	$11,148	$13,963	$12,037	$17,527
1/31/2021	$11,212	$13,935	$11,972	$17,447
2/28/2021	$11,362	$13,904	$11,786	$17,851
3/31/2021	$11,651	$14,009	$11,740	$18,328
4/30/2021	$11,651	$14,303	$11,770	$19,129
5/31/2021	$11,929	$14,451	$11,797	$19,427
6/30/2021	$11,672	$14,569	$11,854	$19,683
7/31/2021	$11,437	$14,794	$12,001	$19,819
8/31/2021	$11,469	$14,906	$11,977	$20,315
9/30/2021	$11,405	$14,611	$11,864	$19,475
10/31/2021	$11,223	$14,919	$11,833	$20,470
11/30/2021	$10,988	$14,872	$11,918	$19,977
12/31/2021	$11,311	$15,078	$11,869	$20,776
1/31/2022	$11,602	$14,641	$11,683	$19,755
2/28/2022	$11,311	$14,494	$11,527	$19,245
3/31/2022	$11,053	$14,416	$11,279	$19,662
4/30/2022	$10,999	$13,793	$10,976	$18,088
5/31/2022	$11,193	$13,745	$10,961	$18,109
6/30/2022	$10,622	$13,124	$10,794	$16,583
7/31/2022	$10,708	$13,745	$11,069	$17,741
8/31/2022	$10,612	$13,333	$10,780	$17,088
9/30/2022	$10,181	$12,449	$10,434	$15,452
10/31/2022	$10,364	$12,753	$10,399	$16,384
11/30/2022	$10,999	$13,278	$10,664	$17,655
12/31/2022	$10,924	$13,001	$10,538	$16,960
1/31/2023	$11,376	$13,500	$10,780	$18,176
2/28/2023	$11,214	$13,236	$10,608	$17,655
3/31/2023	$11,160	$13,600	$10,844	$18,200
4/30/2023	$11,311	$13,695	$10,900	$18,461
5/31/2023	$10,967	$13,570	$10,857	$18,263
6/30/2023	$11,376	$13,828	$10,850	$19,324
7/31/2023	$11,731	$14,012	$10,854	$20,031
8/31/2023	$11,537	$13,826	$10,840	$19,471
9/30/2023	$11,537	$13,465	$10,653	$18,666
10/31/2023	$11,257	$13,261	$10,577	$18,105
11/30/2023	$11,699	$13,951	$10,941	$19,776
12/31/2023	$12,200	$14,451	$11,291	$20,726
1/31/2024	$12,156	$14,481	$11,269	$20,847
2/29/2024	$12,211	$14,615	$11,191	$21,742
3/31/2024	$12,548	$14,857	$11,292	$22,425
4/30/2024	$12,156	$14,526	$11,110	$21,685
5/31/2024	$12,346	$14,858	$11,209	$22,566
6/30/2024	$12,525	$15,053	$11,306	$23,068
7/31/2024	$12,805	$15,320	$11,524	$23,440
8/31/2024	$12,950	$15,548	$11,651	$24,035
9/30/2024	$13,073	$15,810	$11,786	$24,594
10/31/2024	$12,760	$15,523	$11,626	$24,042
11/30/2024	$13,140	$15,808	$11,764	$24,941
12/31/2024	$12,897	$15,553	$11,674	$24,351
1/31/2025	$13,095	$15,824	$11,719	$25,168
2/28/2025	$13,319	$15,969	$11,861	$25,016
3/31/2025	$13,157	$15,764	$11,811	$24,028
4/30/2025	$12,872	$15,868	$11,927	$24,252
5/31/2025	$12,860	$16,139	$11,888	$25,646
6/30/2025	$12,909	$16,493	$12,002	$26,798
7/31/2025	$12,860	$16,574	$11,992	$27,161
8/31/2025	$13,133	$16,834	$12,058	$27,832
9/30/2025	$13,579	$17,110	$12,147	$28,840
10/31/2025	$13,839	$17,306	$12,243	$29,485
11/30/2025	$13,852	$17,327	$12,268	$29,482
12/31/2025	$13,939	$17,355	$12,242	$29,790
1/31/2026	$15,078	$17,567	$12,272	$30,673
2/28/2026	$15,824	$17,800	$12,444	$31,067
3/31/2026	$15,951	$17,175	$12,223	$28,836
4/30/2026	$16,166	$17,871	$12,260	$31,770

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C	24.64	6.45	4.92
Class C with Load	23.64	6.45	4.92
Absolute Return Blended IndexFootnote Reference*	12.62	4.56	5.98
Bloomberg Global Aggregate Index Hedged (USD)	2.79	0.82	2.06
MSCI ACWI Index (Net)	31.00	10.68	12.25

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 454,532,175
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 1,014,911
InvestmentCompanyPortfolioTurnover			38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$454,532,175
# of portfolio holdings	9
Portfolio turnover rate	38%
Total advisory fees paid	$1,014,911

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Commodities	21.8
Treasuries (Including inflation linked)	20.7
Alternative investments	17.3
Emerging markets equities	13.5
U.S. equities	12.9
Global credit	7.3
International developed equities	6.5

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Macro Strategies Portfolio	48.5
Allspring Alternative Risk Premia Fund Class R6	18.7
Allspring Income Plus ETF	7.9
Allspring Disciplined Large Cap Portfolio	5.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.4
Allspring Disciplined International Developed Markets Portfolio	4.5
iShares MSCI South Korea ETF	4.4
iShares MSCI Brazil ETF	3.9

Material Fund Change [Text Block]
C000150671
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Class R6
Trading Symbol			WARRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$32	0.28%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the global economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI), followed by a U.S. government shutdown that led to a dearth of data. Geopolitical risk remained elevated. U.S. economic growth was above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in a single theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased the Fund's exposure to alternatives through the Alternative Risk Premia Strategy. That, along with tactical asset allocation, drove performance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Absolute Return Blended Index	Bloomberg Global Aggregate Index Hedged (USD)	MSCI ACWI Index (Net)
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,942	$9,992	$10,042	$10,013
6/30/2016	$9,981	$10,101	$10,233	$9,952
7/31/2016	$10,195	$10,302	$10,295	$10,381
8/31/2016	$10,253	$10,296	$10,289	$10,416
9/30/2016	$10,331	$10,338	$10,288	$10,480
10/31/2016	$10,253	$10,232	$10,188	$10,302
11/30/2016	$10,097	$10,140	$10,020	$10,380
12/31/2016	$10,195	$10,221	$10,048	$10,604
1/31/2017	$10,412	$10,338	$10,011	$10,894
2/28/2017	$10,570	$10,483	$10,097	$11,200
3/31/2017	$10,669	$10,524	$10,092	$11,337
4/30/2017	$10,767	$10,625	$10,160	$11,514
5/31/2017	$10,906	$10,724	$10,220	$11,768
6/30/2017	$10,965	$10,697	$10,191	$11,821
7/31/2017	$11,123	$10,829	$10,225	$12,152
8/31/2017	$11,212	$10,913	$10,318	$12,198
9/30/2017	$11,202	$10,947	$10,270	$12,434
10/31/2017	$11,369	$11,049	$10,313	$12,692
11/30/2017	$11,350	$11,134	$10,329	$12,938
12/31/2017	$11,498	$11,240	$10,353	$13,146
1/31/2018	$11,891	$11,404	$10,279	$13,888
2/28/2018	$11,629	$11,190	$10,255	$13,305
3/31/2018	$11,579	$11,175	$10,340	$13,020
4/30/2018	$11,518	$11,198	$10,302	$13,144
5/31/2018	$11,468	$11,232	$10,341	$13,161
6/30/2018	$11,306	$11,232	$10,360	$13,089
7/31/2018	$11,457	$11,333	$10,363	$13,484
8/31/2018	$11,326	$11,403	$10,394	$13,590
9/30/2018	$11,356	$11,365	$10,355	$13,649
10/31/2018	$10,953	$11,004	$10,334	$12,626
11/30/2018	$11,044	$11,095	$10,385	$12,811
12/31/2018	$10,867	$10,890	$10,535	$11,909
1/31/2019	$11,398	$11,277	$10,647	$12,849
2/28/2019	$11,430	$11,386	$10,659	$13,193
3/31/2019	$11,450	$11,571	$10,850	$13,359
4/30/2019	$11,617	$11,723	$10,857	$13,810
5/31/2019	$11,304	$11,598	$11,013	$12,990
6/30/2019	$11,627	$11,948	$11,167	$13,841
7/31/2019	$11,523	$12,003	$11,255	$13,882
8/31/2019	$11,304	$12,085	$11,511	$13,552
9/30/2019	$11,482	$12,100	$11,457	$13,837
10/31/2019	$11,669	$12,220	$11,437	$14,216
11/30/2019	$11,732	$12,327	$11,424	$14,563
12/31/2019	$12,099	$12,487	$11,401	$15,076
1/31/2020	$11,798	$12,598	$11,606	$14,910
2/29/2020	$11,423	$12,350	$11,748	$13,705
3/31/2020	$10,167	$11,632	$11,566	$11,855
4/30/2020	$10,854	$12,238	$11,753	$13,125
5/31/2020	$10,811	$12,448	$11,786	$13,696
6/30/2020	$10,940	$12,654	$11,845	$14,133
7/31/2020	$11,272	$13,032	$11,974	$14,881
8/31/2020	$11,272	$13,332	$11,888	$15,792
9/30/2020	$11,186	$13,179	$11,931	$15,283
10/31/2020	$11,186	$13,038	$11,932	$14,911
11/30/2020	$11,541	$13,674	$12,000	$16,749
12/31/2020	$11,754	$13,963	$12,037	$17,527
1/31/2021	$11,843	$13,935	$11,972	$17,447
2/28/2021	$12,010	$13,904	$11,786	$17,851
3/31/2021	$12,321	$14,009	$11,740	$18,328
4/30/2021	$12,332	$14,303	$11,770	$19,129
5/31/2021	$12,643	$14,451	$11,797	$19,427
6/30/2021	$12,387	$14,569	$11,854	$19,683
7/31/2021	$12,143	$14,794	$12,001	$19,819
8/31/2021	$12,188	$14,906	$11,977	$20,315
9/30/2021	$12,132	$14,611	$11,864	$19,475
10/31/2021	$11,954	$14,919	$11,833	$20,470
11/30/2021	$11,721	$14,872	$11,918	$19,977
12/31/2021	$12,076	$15,078	$11,869	$20,776
1/31/2022	$12,387	$14,641	$11,683	$19,755
2/28/2022	$12,099	$14,494	$11,527	$19,245
3/31/2022	$11,834	$14,416	$11,279	$19,662
4/30/2022	$11,777	$13,793	$10,976	$18,088
5/31/2022	$11,996	$13,745	$10,961	$18,109
6/30/2022	$11,397	$13,124	$10,794	$16,583
7/31/2022	$11,501	$13,745	$11,069	$17,741
8/31/2022	$11,408	$13,333	$10,780	$17,088
9/30/2022	$10,960	$12,449	$10,434	$15,452
10/31/2022	$11,167	$12,753	$10,399	$16,384
11/30/2022	$11,857	$13,278	$10,664	$17,655
12/31/2022	$11,786	$13,001	$10,538	$16,960
1/31/2023	$12,294	$13,500	$10,780	$18,176
2/28/2023	$12,129	$13,236	$10,608	$17,655
3/31/2023	$12,081	$13,600	$10,844	$18,200
4/30/2023	$12,247	$13,695	$10,900	$18,461
5/31/2023	$11,892	$13,570	$10,857	$18,263
6/30/2023	$12,342	$13,828	$10,850	$19,324
7/31/2023	$12,744	$14,012	$10,854	$20,031
8/31/2023	$12,543	$13,826	$10,840	$19,471
9/30/2023	$12,555	$13,465	$10,653	$18,666
10/31/2023	$12,259	$13,261	$10,577	$18,105
11/30/2023	$12,756	$13,951	$10,941	$19,776
12/31/2023	$13,312	$14,451	$11,291	$20,726
1/31/2024	$13,287	$14,481	$11,269	$20,847
2/29/2024	$13,360	$14,615	$11,191	$21,742
3/31/2024	$13,739	$14,857	$11,292	$22,425
4/30/2024	$13,324	$14,526	$11,110	$21,685
5/31/2024	$13,544	$14,858	$11,209	$22,566
6/30/2024	$13,727	$15,053	$11,306	$23,068
7/31/2024	$14,045	$15,320	$11,524	$23,440
8/31/2024	$14,204	$15,548	$11,651	$24,035
9/30/2024	$14,351	$15,810	$11,786	$24,594
10/31/2024	$14,008	$15,523	$11,626	$24,042
11/30/2024	$14,436	$15,808	$11,764	$24,941
12/31/2024	$14,181	$15,553	$11,674	$24,351
1/31/2025	$14,399	$15,824	$11,719	$25,168
2/28/2025	$14,644	$15,969	$11,861	$25,016
3/31/2025	$14,467	$15,764	$11,811	$24,028
4/30/2025	$14,167	$15,868	$11,927	$24,252
5/31/2025	$14,154	$16,139	$11,888	$25,646
6/30/2025	$14,208	$16,493	$12,002	$26,798
7/31/2025	$14,154	$16,574	$11,992	$27,161
8/31/2025	$14,467	$16,834	$12,058	$27,832
9/30/2025	$14,970	$17,110	$12,147	$28,840
10/31/2025	$15,256	$17,306	$12,243	$29,485
11/30/2025	$15,283	$17,327	$12,268	$29,482
12/31/2025	$15,376	$17,355	$12,242	$29,790
1/31/2026	$16,645	$17,567	$12,272	$30,673
2/28/2026	$17,467	$17,800	$12,444	$31,067
3/31/2026	$17,621	$17,175	$12,223	$28,836
4/30/2026	$17,872	$17,871	$12,260	$31,770

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	26.15	7.70	5.98
Absolute Return Blended IndexFootnote Reference*	12.62	4.56	5.98
Bloomberg Global Aggregate Index Hedged (USD)	2.79	0.82	2.06
MSCI ACWI Index (Net)	31.00	10.68	12.25

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 454,532,175
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 1,014,911
InvestmentCompanyPortfolioTurnover			38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$454,532,175
# of portfolio holdings	9
Portfolio turnover rate	38%
Total advisory fees paid	$1,014,911

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Commodities	21.8
Treasuries (Including inflation linked)	20.7
Alternative investments	17.3
Emerging markets equities	13.5
U.S. equities	12.9
Global credit	7.3
International developed equities	6.5

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Macro Strategies Portfolio	48.5
Allspring Alternative Risk Premia Fund Class R6	18.7
Allspring Income Plus ETF	7.9
Allspring Disciplined Large Cap Portfolio	5.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.4
Allspring Disciplined International Developed Markets Portfolio	4.5
iShares MSCI South Korea ETF	4.4
iShares MSCI Brazil ETF	3.9

Material Fund Change [Text Block]
C000123115
Shareholder Report [Line Items]
Fund Name			Absolute Return Fund
Class Name			Institutional Class
Trading Symbol			WABIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$37	0.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the global economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI), followed by a U.S. government shutdown that led to a dearth of data. Geopolitical risk remained elevated. U.S. economic growth was above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in a single theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased the Fund's exposure to alternatives through the Alternative Risk Premia Strategy. That, along with tactical asset allocation, drove performance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]			Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Absolute Return Blended Index	Bloomberg Global Aggregate Index Hedged (USD)	MSCI ACWI Index (Net)
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,932	$9,992	$10,042	$10,013
6/30/2016	$9,981	$10,101	$10,233	$9,952
7/31/2016	$10,195	$10,302	$10,295	$10,381
8/31/2016	$10,243	$10,296	$10,289	$10,416
9/30/2016	$10,321	$10,338	$10,288	$10,480
10/31/2016	$10,243	$10,232	$10,188	$10,302
11/30/2016	$10,088	$10,140	$10,020	$10,380
12/31/2016	$10,187	$10,221	$10,048	$10,604
1/31/2017	$10,404	$10,338	$10,011	$10,894
2/28/2017	$10,561	$10,483	$10,097	$11,200
3/31/2017	$10,660	$10,524	$10,092	$11,337
4/30/2017	$10,758	$10,625	$10,160	$11,514
5/31/2017	$10,886	$10,724	$10,220	$11,768
6/30/2017	$10,946	$10,697	$10,191	$11,821
7/31/2017	$11,103	$10,829	$10,225	$12,152
8/31/2017	$11,192	$10,913	$10,318	$12,198
9/30/2017	$11,172	$10,947	$10,270	$12,434
10/31/2017	$11,340	$11,049	$10,313	$12,692
11/30/2017	$11,320	$11,134	$10,329	$12,938
12/31/2017	$11,467	$11,240	$10,353	$13,146
1/31/2018	$11,860	$11,404	$10,279	$13,888
2/28/2018	$11,598	$11,190	$10,255	$13,305
3/31/2018	$11,548	$11,175	$10,340	$13,020
4/30/2018	$11,487	$11,198	$10,302	$13,144
5/31/2018	$11,427	$11,232	$10,341	$13,161
6/30/2018	$11,276	$11,232	$10,360	$13,089
7/31/2018	$11,427	$11,333	$10,363	$13,484
8/31/2018	$11,296	$11,403	$10,394	$13,590
9/30/2018	$11,316	$11,365	$10,355	$13,649
10/31/2018	$10,913	$11,004	$10,334	$12,626
11/30/2018	$11,004	$11,095	$10,385	$12,811
12/31/2018	$10,827	$10,890	$10,535	$11,909
1/31/2019	$11,357	$11,277	$10,647	$12,849
2/28/2019	$11,388	$11,386	$10,659	$13,193
3/31/2019	$11,409	$11,571	$10,850	$13,359
4/30/2019	$11,575	$11,723	$10,857	$13,810
5/31/2019	$11,263	$11,598	$11,013	$12,990
6/30/2019	$11,585	$11,948	$11,167	$13,841
7/31/2019	$11,481	$12,003	$11,255	$13,882
8/31/2019	$11,263	$12,085	$11,511	$13,552
9/30/2019	$11,440	$12,100	$11,457	$13,837
10/31/2019	$11,616	$12,220	$11,437	$14,216
11/30/2019	$11,679	$12,327	$11,424	$14,563
12/31/2019	$12,045	$12,487	$11,401	$15,076
1/31/2020	$11,746	$12,598	$11,606	$14,910
2/29/2020	$11,372	$12,350	$11,748	$13,705
3/31/2020	$10,121	$11,632	$11,566	$11,855
4/30/2020	$10,805	$12,238	$11,753	$13,125
5/31/2020	$10,752	$12,448	$11,786	$13,696
6/30/2020	$10,891	$12,654	$11,845	$14,133
7/31/2020	$11,211	$13,032	$11,974	$14,881
8/31/2020	$11,211	$13,332	$11,888	$15,792
9/30/2020	$11,126	$13,179	$11,931	$15,283
10/31/2020	$11,126	$13,038	$11,932	$14,911
11/30/2020	$11,489	$13,674	$12,000	$16,749
12/31/2020	$11,697	$13,963	$12,037	$17,527
1/31/2021	$11,774	$13,935	$11,972	$17,447
2/28/2021	$11,951	$13,904	$11,786	$17,851
3/31/2021	$12,261	$14,009	$11,740	$18,328
4/30/2021	$12,272	$14,303	$11,770	$19,129
5/31/2021	$12,570	$14,451	$11,797	$19,427
6/30/2021	$12,316	$14,569	$11,854	$19,683
7/31/2021	$12,084	$14,794	$12,001	$19,819
8/31/2021	$12,117	$14,906	$11,977	$20,315
9/30/2021	$12,062	$14,611	$11,864	$19,475
10/31/2021	$11,885	$14,919	$11,833	$20,470
11/30/2021	$11,653	$14,872	$11,918	$19,977
12/31/2021	$12,006	$15,078	$11,869	$20,776
1/31/2022	$12,315	$14,641	$11,683	$19,755
2/28/2022	$12,029	$14,494	$11,527	$19,245
3/31/2022	$11,765	$14,416	$11,279	$19,662
4/30/2022	$11,708	$13,793	$10,976	$18,088
5/31/2022	$11,926	$13,745	$10,961	$18,109
6/30/2022	$11,331	$13,124	$10,794	$16,583
7/31/2022	$11,434	$13,745	$11,069	$17,741
8/31/2022	$11,342	$13,333	$10,780	$17,088
9/30/2022	$10,896	$12,449	$10,434	$15,452
10/31/2022	$11,090	$12,753	$10,399	$16,384
11/30/2022	$11,788	$13,278	$10,664	$17,655
12/31/2022	$11,714	$13,001	$10,538	$16,960
1/31/2023	$12,220	$13,500	$10,780	$18,176
2/28/2023	$12,044	$13,236	$10,608	$17,655
3/31/2023	$12,008	$13,600	$10,844	$18,200
4/30/2023	$12,173	$13,695	$10,900	$18,461
5/31/2023	$11,820	$13,570	$10,857	$18,263
6/30/2023	$12,267	$13,828	$10,850	$19,324
7/31/2023	$12,667	$14,012	$10,854	$20,031
8/31/2023	$12,467	$13,826	$10,840	$19,471
9/30/2023	$12,479	$13,465	$10,653	$18,666
10/31/2023	$12,185	$13,261	$10,577	$18,105
11/30/2023	$12,667	$13,951	$10,941	$19,776
12/31/2023	$13,229	$14,451	$11,291	$20,726
1/31/2024	$13,192	$14,481	$11,269	$20,847
2/29/2024	$13,265	$14,615	$11,191	$21,742
3/31/2024	$13,654	$14,857	$11,292	$22,425
4/30/2024	$13,241	$14,526	$11,110	$21,685
5/31/2024	$13,447	$14,858	$11,209	$22,566
6/30/2024	$13,641	$15,053	$11,306	$23,068
7/31/2024	$13,945	$15,320	$11,524	$23,440
8/31/2024	$14,115	$15,548	$11,651	$24,035
9/30/2024	$14,260	$15,810	$11,786	$24,594
10/31/2024	$13,908	$15,523	$11,626	$24,042
11/30/2024	$14,333	$15,808	$11,764	$24,941
12/31/2024	$14,078	$15,553	$11,674	$24,351
1/31/2025	$14,294	$15,824	$11,719	$25,168
2/28/2025	$14,537	$15,969	$11,861	$25,016
3/31/2025	$14,375	$15,764	$11,811	$24,028
4/30/2025	$14,064	$15,868	$11,927	$24,252
5/31/2025	$14,051	$16,139	$11,888	$25,646
6/30/2025	$14,118	$16,493	$12,002	$26,798
7/31/2025	$14,051	$16,574	$11,992	$27,161
8/31/2025	$14,361	$16,834	$12,058	$27,832
9/30/2025	$14,861	$17,110	$12,147	$28,840
10/31/2025	$15,144	$17,306	$12,243	$29,485
11/30/2025	$15,171	$17,327	$12,268	$29,482
12/31/2025	$15,262	$17,355	$12,242	$29,790
1/31/2026	$16,518	$17,567	$12,272	$30,673
2/28/2026	$17,333	$17,800	$12,444	$31,067
3/31/2026	$17,485	$17,175	$12,223	$28,836
4/30/2026	$17,734	$17,871	$12,260	$31,770

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	26.09	7.64	5.90
Absolute Return Blended IndexFootnote Reference*	12.62	4.56	5.98
Bloomberg Global Aggregate Index Hedged (USD)	2.79	0.82	2.06
MSCI ACWI Index (Net)	31.00	10.68	12.25

No Deduction of Taxes [Text Block]			do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet			$ 454,532,175
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 1,014,911
InvestmentCompanyPortfolioTurnover			38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$454,532,175
# of portfolio holdings	9
Portfolio turnover rate	38%
Total advisory fees paid	$1,014,911

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Commodities	21.8
Treasuries (Including inflation linked)	20.7
Alternative investments	17.3
Emerging markets equities	13.5
U.S. equities	12.9
Global credit	7.3
International developed equities	6.5

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Table Summary
Allspring Macro Strategies Portfolio	48.5
Allspring Alternative Risk Premia Fund Class R6	18.7
Allspring Income Plus ETF	7.9
Allspring Disciplined Large Cap Portfolio	5.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.4
Allspring Disciplined International Developed Markets Portfolio	4.5
iShares MSCI South Korea ETF	4.4
iShares MSCI Brazil ETF	3.9

Material Fund Change [Text Block]

[1]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[3]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[4]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[5]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[6]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[7]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[8]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[9]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[10]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[11]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[12]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[13]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[14]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[15]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[16]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[17]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[18]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[19]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[20]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[21]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[22]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[23]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[24]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[25]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[26]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[27]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[28]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[29]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[30]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[31]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[32]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[33]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[34]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[35]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[36]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[37]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[38]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.